As filed with Securities and Exchange Commission on April 29,
2002

                                    Registration No. 333-36220
----------------------------------------------------------------

                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                 POST-EFFECTIVE AMENDMENT NO. 2 TO
                            FORM S-6
                      REGISTRATION STATEMENT
                              UNDER
                   THE SECURITIES ACT OF 1933


                      CARILLON LIFE ACCOUNT
                      (Exact Name of Trust)

           THE UNION CENTRAL LIFE INSURANCE COMPANY
                       (Name of Depositor)

                       1876 Waycross Road
                         P.O. Box 40888
                     Cincinnati, Ohio  45240
       (Address of depositor's principal executive offices)

THERESA M. BRUNSMAN, ESQ.                  Copies to:
The Union Central Life Insurance Company   PAMELA ELLIS, ESQ.
1876 Waycross Road                         Sutherland Asbill & Brennan LLP
P.O. Box 40888                             1275 Pennsylvania Ave., N.W.
Cincinnati, Ohio  45240                    Washington, D.C.  20004-2415
(Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box)
[ ] Immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment

                          PROSPECTUS
Individual Flexible Premium Variable Universal Life Insurance
Policies - Executive Edge
--------------------------------------------------------------
          THE UNION CENTRAL LIFE INSURANCE COMPANY
                    CARILLON LIFE ACCOUNT

Home Office:
1876 Waycross Road
Cincinnati, Ohio  45240
Telephone: 1-800-319-6902

This Prospectus describes an individual flexible premium variable universal life insurance policy offered by The Union Central Life Insurance Company. We designed the policies for business ownership and for use when the insured persons share a common employment or business relationship. We generally require annual planned premium payments equal to $50,000 or more if this policy is purchased other than on a common employment basis. We may permit exceptions in some cases, and additional requirements may apply. Under this policy, we insure the life of the person you specify, and give you flexibility in the death benefit, and amount and timing of your premium payments. With this flexibility, you can provide for your changing insurance needs under a single policy.

You can allocate net premiums to one or more subdivisions of the variable account, to the guaranteed account, or to both. If you allocate net premiums to the variable account, we will deposit them in subaccounts of the Carillon Life Account in proportions that you specify. We invest the assets of each subaccount in a corresponding portfolio of AIM Variable Insurance Funds, The Alger American Fund, American Century Variable Portfolios, Inc., Franklin Templeton Variable Insurance Products Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Scudder Variable Series I, Seligman Portfolios, Inc., and Summit Mutual Funds, Inc. To learn more about the portfolios, see their accompanying prospectuses.


AIM V.I. Capital Appreciation Fund, Series I
AIM V.I. Growth Fund, Series I
Alger American Leveraged AllCap Portfolio, Class O
Alger American MidCap Growth Portfolio, Class O
American Century VP Income & Growth Portfolio
American Century VP Value Portfolio
FTVIPT Templeton Foreign Securities Fund, Class 2
 (formerly Templeton International Securities Fund)
MFS VIT Emerging Growth Series
MFS VIT Investors Trust Series
MFS VIT High Income Series
MFS VIT New Discovery Series
MFS VIT Total Return Series
Neuberger Berman AMT Guardian Portfolio
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Scudder VS I Capital Growth Portfolio (Class A)
Scudder VS I International Portfolio (Class A)
Scudder VS I Money Market Portfolio
Seligman Communications and Information Portfolio (Class 2)
Seligman Small-Cap Value Portfolio (Class 2)
Summit Pinnacle Balanced Index Portfolio
Summit Pinnacle Bond Portfolio
Summit Pinnacle Nasdaq-100 Index Portfolio
Summit Pinnacle Russell 2000 Small Cap Index Portfolio
Summit Pinnacle S&P MidCap 400 Index Portfolio
Summit Pinnacle S&P 500 Index Portfolio
Summit Pinnacle Zenith Portfolio

Each of these portfolios is available through a subaccount.

This Prospectus generally describes the variable account. For a brief summary of the guaranteed account, see "The Guaranteed
Account," page 21. THERE ARE LIMITS ON TRANSFERS FROM THE
GUARANTEED ACCOUNT.

You can select from two death benefit options available under the policy: a level death benefit ("Option A"), or a death benefit that includes the account value ("Option B"). We guarantee to keep the policy in force as long as you meet the minimum monthly premium requirement and other conditions. We also allow policy loans and partial cash surrenders, within limits.

The policy provides for a cash surrender value that we will pay to you if you surrender your policy. If you allocate net premiums to the variable account, the cash surrender value will depend on the investment performance of the portfolios. We do not guarantee a minimum cash surrender value.

If you already have life insurance, it might not be to your advantage to replace it with this policy, nor might it be to your advantage to use loan proceeds or withdrawal proceeds from another policy to purchase this policy. Within certain limits, you may return the policy, or convert it to a policy that provides benefits that do not depend on investment results.

AN INVESTMENT IN THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE POLICY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE POLICY INVOLVES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE YOUR PREMIUM PAYMENTS.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY PLACE WHERE IT WOULD BE ILLEGAL TO MAKE IT. THE STATES OF NEW YORK, FLORIDA AND MINNESOTA HAVE NOT APPROVED THE PRODUCT AS OF MAY 1, 2002. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE IN THIS PROSPECTUS, THE PROSPECTUSES FOR THE PORTFOLIOS, OR THEIR STATEMENTS OF ADDITIONAL INFORMATION.

The Date of this Prospectus is May 1, 2002.


                    DEFINITION 0F TERMS
------------------------------------------------------------
account value - The sum of the variable account, the guaranteed account, and the loan account. Calculation of the account value is described on page 27.

age - The insured's age on his or her nearest birthday.

base specified amount - The specified amount not allocated to the Accounting Benefit Rider or Annual Renewable Term Rider.

initial specified amount - The specified amount on the policy date.

loan account - A part of the guaranteed account. When you take out a policy loan, we transfer some of your account value to this account to hold as collateral for the loans.

net premium - A premium payment minus the applicable premium expense charge. See page 22.

owner, you - The person(s) who owns a policy.

policy debt - The sum of all outstanding policy loans plus accrued interest.

portfolio - An investment company or its series, in which we invest premiums allocated to a subaccount of the separate account.

risk amount - On each monthly date, the death benefit under the policy less the account value (after deduction of the monthly deduction on that day, except for the cost of insurance charge).
See page 14 for a definition of monthly date.

specified amount - A dollar amount used to determine the death benefit under a policy. It includes base specified amount, as well as any specified amount allocated to the Accounting Benefit
Rider or Annual Renewable Term Rider. See page 29.

Union Central, we, our, us - The Union Central Life Insurance
Company.

unscheduled premium - Any premium other than a planned periodic premium.

valuation date - Each day on which the New York Stock Exchange is open for business.

valuation period - The interval of time commencing at the close of business on one valuation date and ending at the close of business on the next succeeding valuation date.

                    PROSPECTUS CONTENTS

----------------------------------------------------------

                                                       Page

DEFINITION OF TERMS . . . . . . . . . . . . . . . . . . . 2

SUMMARY AND OUTLINE OF THE POLICY . . . . . . . . . . . . 6

GENERAL INFORMATION ABOUT UNION CENTRAL,
THE SEPARATE ACCOUNT AND THE PORTFOLIOS . . . . . . . . .10

 The Union Central Life Insurance Company . . . . . . . .10
 Carillon Life Account. . . . . . . . . . . . . . . . . .10
 The Portfolios . . . . . . . . . . . . . . . . . . . . .11

PREMIUM PAYMENTS AND ALLOCATIONS. . . . . . . . . . . . .14
 Applying for a Policy. . . . . . . . . . . . . . . . . .14
 Purchase of the Policy for Specialized Purposes. . . . .15
 Free Look Right to Cancel the Policy . . . . . . . . . .15
 Premiums . . . . . . . . . . . . . . . . . . . . . . . .15
  Planned Periodic Premiums . . . . . . . . . . . . . . .15
  Additional Unscheduled Premiums . . . . . . . . . . . .16
  Limitations on Premium Payments . . . . . . . . . . . .16
  Minimum Guaranteed Period . . . . . . . . . . . . . . .16
  Premium Payments Upon Increase in Specified Amount. . .17
  Premium Payments to Prevent Lapse . . . . . . . . . . .17
  Grace Period. . . . . . . . . . . . . . . . . . . . . .17
 Net Premium Allocations. . . . . . . . . . . . . . . . .17
  Allocation Rules. . . . . . . . . . . . . . . . . . . .18
 Crediting Net Premiums . . . . . . . . . . . . . . . . .18
 Transfer Privilege . . . . . . . . . . . . . . . . . . .18
  Minimum Amount of Transfers . . . . . . . . . . . . . .18
  Timing of Transfers . . . . . . . . . . . . . . . . . .18
  Limits on Transfers . . . . . . . . . . . . . . . . . .18
  Charges for Transfers . . . . . . . . . . . . . . . . .18
  Methods of Transfers. . . . . . . . . . . . . . . . . .19
  Conversion Right. . . . . . . . . . . . . . . . . . . .19
  Excessive Trading . . . . . . . . . . . . . . . . . . .19
 Dollar Cost Averaging Plan . . . . . . . . . . . . . . .20
 Portfolio Rebalancing Plan . . . . . . . . . . . . . . .20
 Earnings Sweep Plan. . . . . . . . . . . . . . . . . . .21

GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . . . .21
 Minimum Guaranteed and Current Interest Rates. . . . . .21
 Calculation of Guaranteed Account Value. . . . . . . . .21
 Transfers from the Guaranteed Account. . . . . . . . . .22
 Payment Deferral from the Guaranteed Account . . . . . .22

CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . .22
 Premium Expense Charge . . . . . . . . . . . . . . . . .22
Monthly Deduction . . . . . . . . . . . . . . . . . . . .22
  Cost of Insurance Charge. . . . . . . . . . . . . . . .23
  Monthly Administrative Charge . . . . . . . . . . . . .24
  Supplemental and/or Rider Benefit Charges . . . . . . .24
 Daily Mortality and Expense Risk Charge. . . . . . . . .24
 Transfer Charge. . . . . . . . . . . . . . . . . . . . .24
 Surrender Charge . . . . . . . . . . . . . . . . . . . .25
  Sales Surrender Charge. . . . . . . . . . . . . . . . .25
  Administrative Surrender Charge . . . . . . . . . . . .25
 Fund Expenses. . . . . . . . . . . . . . . . . . . . . .26
 Cost of Additional Benefits Provided by Riders . . . . .26
 Income Tax Charge. . . . . . . . . . . . . . . . . . . .26
 Special Arrangements . . . . . . . . . . . . . . . . . .26

HOW YOUR ACCOUNT VALUES VARY. . . . . . . . . . . . . . .27
 Determining the Account Value. . . . . . . . . . . . . .27
  Subdivision Values. . . . . . . . . . . . . . . . . . .27
  Determination of Unit Value . . . . . . . . . . . . . .27
  Net Investment Factor . . . . . . . . . . . . . . . . .27
  Guaranteed Account. . . . . . . . . . . . . . . . . . .28
  Loan Account. . . . . . . . . . . . . . . . . . . . . .28
 Cash Value . . . . . . . . . . . . . . . . . . . . . . .28
 Cash Surrender Value . . . . . . . . . . . . . . . . . .28

DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT . . . . . .28
 Amount of Death Benefit Proceeds . . . . . . . . . . . .28
 Death Benefit Options. . . . . . . . . . . . . . . . . .29
 Enhanced Death Benefit Option. . . . . . . . . . . . . .29
 Initial Specified Amount and Death Benefit Option. . . .29
  Accounting Benefit Rider. . . . . . . . . . . . . . . .30
  Annual Renewable Term Rider . . . . . . . . . . . . . .30
 Changes in Death Benefit Option. . . . . . . . . . . . .31
 Changes in Specified Amount. . . . . . . . . . . . . . .31
 Selecting and Changing the Beneficiary . . . . . . . . .31

CASH BENEFITS . . . . . . . . . . . . . . . . . . . . . .32
 Loans. . . . . . . . . . . . . . . . . . . . . . . . . .32
  Interest. . . . . . . . . . . . . . . . . . . . . . . .32
  Policy Debt . . . . . . . . . . . . . . . . . . . . . .32
  Loan Collateral . . . . . . . . . . . . . . . . . . . .32
  Loan Repayment: Effect if Not Repaid. . . . . . . . . .32
  Effect of Policy Loan . . . . . . . . . . . . . . . . .33
 Surrendering the Policy for Cash Surrender Value . . . .33
 Partial Cash Surrenders. . . . . . . . . . . . . . . . .33
 Maturity Benefit . . . . . . . . . . . . . . . . . . . .33
 Payment Options. . . . . . . . . . . . . . . . . . . . .34

ILLUSTRATIONS OF ACCOUNT VALUES, CASH SURRENDER VALUES
DEATH BENEFITS AND ACCUMULATED PREMIUM PAYMENTS . . . . .34

OTHER POLICY BENEFITS AND PROVISIONS. . . . . . . . . . .43
 Limits on Rights to Contest the Policy . . . . . . . . .43
  Incontestability. . . . . . . . . . . . . . . . . . . .43
  Suicide Exclusion . . . . . . . . . . . . . . . . . . .43
 Changes in the Policy or Benefits. . . . . . . . . . . .43
  Misstatement of Age or Sex. . . . . . . . . . . . . . .43
  Other Changes . . . . . . . . . . . . . . . . . . . . .43
 When Proceeds Are Paid.. . . . . . . . . . . . . . . . .43
 Reports to Policy Owners . . . . . . . . . . . . . . . .44
 Assignment . . . . . . . . . . . . . . . . . . . . . . .44
 Reinstatement. . . . . . . . . . . . . . . . . . . . . .44
 Supplemental and/or Rider Benefits . . . . . . . . . . .44
 Addition, Deletion or Substitution of Investments. . . .46
 Voting Rights. . . . . . . . . . . . . . . . . . . . . .46
 Participating. . . . . . . . . . . . . . . . . . . . . .46
 State Variations . . . . . . . . . . . . . . . . . . . .47

TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . .47
 Introduction . . . . . . . . . . . . . . . . . . . . . .47
 Tax Status of the Policy . . . . . . . . . . . . . . . .47
 Tax Treatment of Policy Benefits . . . . . . . . . . . .48
  In General. . . . . . . . . . . . . . . . . . . . . . .48
  Modified Endowment Contracts. . . . . . . . . . . . . .48
  Distributions Other Than Death Benefits
  from Modified Endowment Contracts . . . . . . . . . . .48
  Multiple Policies . . . . . . . . . . . . . . . . . . .48
  Withholding . . . . . . . . . . . . . . . . . . . . . .48
  Distributions Other Than Death Benefits from
  Policies that are not Modified Endowment Contracts. . .49
  Investment in the Policy. . . . . . . . . . . . . . . .49
  Policy Loans. . . . . . . . . . . . . . . . . . . . . .49
  Accelerated Benefits Rider. . . . . . . . . . . . . . .49
  Continuation of Policy Beyond Age 100 . . . . . . . . .49
  Business Uses of the Policy . . . . . . . . . . . . . .49
  Alternative Minimum Tax . . . . . . . . . . . . . . . .49
  Possible Tax Law Changes. . . . . . . . . . . . . . . .50
 Possible Charges for Union Central's Taxes . . . . . . .50

OTHER INFORMATION ABOUT THE POLICIES AND UNION CENTRAL. .50
 Sale of the Policies . . . . . . . . . . . . . . . . . .50
 Union Central Directors and Executive Officers . . . . .50
 State Regulation . . . . . . . . . . . . . . . . . . . .51
 Additional Information . . . . . . . . . . . . . . . . .51
 Experts. . . . . . . . . . . . . . . . . . . . . . . . .51
 Actuarial Matters. . . . . . . . . . . . . . . . . . . .51
 Litigation . . . . . . . . . . . . . . . . . . . . . . .51
 Legal Matters. . . . . . . . . . . . . . . . . . . . . .51
 Financial Statements . . . . . . . . . . . . . . . . . .51

DISCLAIMERS . . . . . . . . . . . . . . . . . . . . . . .51

APPENDIX A (Union Central Directors
and Executive Officers) . . . . . . . . . . . . . . . . .53

APPENDIX B (Guideline Premium
and Cash Value Accumulation Test Factors) . . . . . . . .55

APPENDIX C (Enhanced Death Benefit Option Tables) . . . .58


Audited Financial Statements of Carillon Life Account and The
Union Central Life Insurance Company, as of December 31, 2001
(separately paginated, immediately following Appendix C)

             SUMMARY AND OUTLINE OF THE POLICY
------------------------------------------------------------
PLEASE READ THIS SUMMARY AND THE OUTLINE THAT FOLLOWS TOGETHER WITH THE DETAILED INFORMATION BELOW. UNLESS WE INDICATE OTHERWISE, IN DESCRIBING THE POLICY IN THIS PROSPECTUS, WE ASSUME THAT THE POLICY IS IN FORCE AND THAT THERE IS NO OUTSTANDING POLICY DEBT.

The policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, you pay premiums for insurance coverage on a person's life. Also like fixed-benefit life insurance, the policy provides for accumulation of net premiums and a cash surrender value that we will pay if you surrender your policy before the insured person dies. As with fixed-benefit life insurance, the cash surrender value during the early policy years is likely to be substantially lower than the premiums you pay.

However, the policy is different from fixed-benefit life insurance in several important ways. Unlike fixed-benefit life insurance, the death benefit may, and the account value will, increase or decrease to reflect the investment performance of the subdivisions where you invest your net premiums. Also, we do not guarantee any minimum cash surrender value. However, we do guarantee to keep the policy in force during the first three policy years as long as you meet the minimum monthly premium requirement. See "Minimum Guaranteed Period," page 16. Otherwise, if the cash surrender value is not enough to pay charges due, the policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse," page 17. If a policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations," page 47.

For information on the compensation we pay for sales of the policies, see "Sale of the Policies", page 50.

Purpose of the Policy. We designed the policies for business ownership when the insured persons share a common employment or business relationship. We generally require annual planned premium payments equal to $50,000 or more if this policy is purchased other than on a common employment basis. We will permit exceptions in some case, and additional requirements may apply. The policy may be owned individually or by a corporation, trust, association or similar entity. You may use the policy for such purposes as informally funding non-qualified executive deferred compensation, salary continuation plans, retiree medical benefits or other purposes. You should evaluate the policy based on your need for insurance, and the policy's long-term investment potential. It might not be to your advantage to replace your existing insurance coverage with the policy. You should be particularly careful about replacing your insurance if you base your decision to replace existing coverage primarily on a comparison of policy illustrations (see below).

Illustrations. Illustrations that we use in this Prospectus or that are used in connection with the purchase of a policy are based on HYPOTHETICAL rates of return. WE DO NOT GUARANTEE THESE RATES. They are illustrative only and YOU SHOULD NOT CONSIDER THEM AS REPRESENTING PAST OR FUTURE PERFORMANCE. Actual rates of return may be higher or lower than those reflected in any illustrations, and therefore, your actual values will be different from those illustrated.

Tax Considerations. We intend for the policy to satisfy the definition of a life insurance contract under Section 7702 of the Internal Revenue Code. Certain policy transactions, including the payment of premiums, may cause a policy to be considered a modified endowment contract under the Internal Revenue Code. For further discussion of the tax status of the policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract, see page 47.

Free Look Right to Cancel and Conversion Right. For a limited time after we issue a policy, you have the right to cancel your policy and receive a refund. See "Free Look Right to Cancel the Policy," page 15. Until this "free look" period ends, we will allocate net premiums to the subaccount investing in the Money Market Portfolio of the Scudder Variable Series I. (See "Net Premium Allocations," page 17.)

At any time within the first 24 months after the issue date, you may transfer all or a portion of the variable account to the guaranteed account without paying any transfer fee. This transfer effectively "converts" the policy into a contract that provides fixed (non-variable) benefits. See "Conversion Right," page 19.

Owner Inquiries. If you have any questions, you may write or call our home office at 1876 Waycross Road, Cincinnati, Ohio 45240;
telephone 1-800-319-6902.

                      OUTLINE OF POLICY
----------------------------------------------------------

                      PREMIUM PAYMENTS
                      ----------------
o You select a plan for making planned periodic premiums, but you do not have to pay them according to the plan.

o You can change the amount and frequency of premiums, and you can you skip planned periodic premiums. See page 15 for rules and limits.
o There is no minimum initial payment or planned periodic premium.
o  You may make unplanned premium payments, within limits.
   See page 16.
o If you pay minimum required premiums, we guarantee to keep the policy in force for a minimum guaranteed period, the first three policy years. See page 16.
o Under certain circumstances, which include excessive policy debt, you may have to pay extra premiums to prevent lapse. See page 17.

                 [a down arrow is centered here]

               DEDUCTIONS FROM PREMIUM PAYMENTS
               --------------------------------

o We deduct sales charges equal to 2.0% of premium payments. See page 22.
o We deduct 2.0% of all premiums for state and local premium taxes. See page 22.

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                        NET PREMIUMS
                        ------------

o You direct the allocation of net premiums among twenty-seven subdivisions of the variable account and the guaranteed account. See page 17 for rules and limits on net premium allocations.
o The subdivisions are invested in corresponding portfolios of AIM Variable Insurance Funds, The Alger
   American Fund, American Century Variable Portfolios,
   Inc., Franklin Templeton Variable Insurance Products
   Trust, MFS Variable Insurance Trust, Neuberger Berman
   Advisers Management Trust, Oppenheimer Variable Account
   Funds, Scudder Variable Series I, Seligman Portfolios,
   Inc., and Summit Mutual Funds, Inc.  See page 8.
   Portfolios available are:


  AIM V.I. Capital Appreciation Fund, Series I
  AIM V.I. Growth Fund, Series I
  Alger American Leveraged AllCap Portfolio, Class O
  Alger American MidCap Growth Portfolio, Class O
  American Century VP Income & Growth Portfolio
  American Century VP Value Portfolio
  FTVIPT Templeton Foreign Securities Fund, Class 2
   (formerly Templeton International Securities Fund)
  MFS VIT Emerging Growth Series
  MFS VIT High Income Series
  MFS VIT Investors Trust Series
  MFS VIT New Discovery Series
  MFS VIT Total Return Series
  Neuberger Berman AMT Guardian Portfolio
  Oppenheimer Global Securities Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Scudder VS I Capital Growth Portfolio (Class A)
  Scudder VS I International Portfolio (Class A)
  Scudder VS I Money Market Portfolio
  Seligman Communications and Information Portfolio (Class 2)
  Seligman Small-Cap Value Portfolio (Class 2)
  Summit Pinnacle Balanced Index Portfolio
  Summit Pinnacle Bond Portfolio
  Summit Pinnacle Nasdaq-100 Index Portfolio
  Summit Pinnacle Russell 2000 Small Cap Index Portfolio
  Summit Pinnacle S&P MidCap 400 Index Portfolio
  Summit Pinnacle S&P 500 Index Portfolio
  Summit Pinnacle Zenith Portfolio

o We credit interest on amounts allocated to the guaranteed account at a guaranteed minimum interest rate of 4%. See page 21 for rules and limits on guaranteed account allocations.

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               DEDUCTIONS FROM YOUR ACCOUNT VALUE
              ----------------------------------

Monthly deduction for cost of insurance, administrative charge, and charges for any supplemental and/or rider benefits. The administrative charge is currently $5.00 per month. See page 22. If you elect either or both the Accounting Benefit Rider ("ABR") and the Annual Renewable Term Rider ("ART") to supplement your insurance coverage under the policy, your cost of insurance charge will be affected. (See "Initial Specified Amount and Death Benefit Option," page 29). During the early years of the policy, the ABR will provide lower current cost of insurance rates than available under the base policy. The ART will provide lower current cost of insurance rates in all policy years. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. If you elect to use the ABR, there is a specified amount charge per thousand of ABR specified amount that varies by sex, rate class, issue age, policy year and death benefit option. There are no monthly charges for the ART, other than a cost of insurance charge. See page 44 for a discussion of other supplemental riders.

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            DEDUCTIONS FROM VARIABLE SUBDIVISIONS
            -------------------------------------

o We deduct a daily charge at a guaranteed annual rate of 0.75% during the first ten policy years, and 0.25% thereafter, from the subaccounts for mortality and expense risks. See page 24.
o The portfolios deduct the following investment advisory fees and operating expenses from their assets for the year ended December 31, 2001.

                                                          Management  Other     12b-1  Total
Portfolio Name                                            Fees        Expenses  fees   Expenses
AIM Variable Insurance Funds(1)
V.I. Capital Appreciation Fund, Series I(11)              0.61%       0.24%            0.85%
V.I. Growth Fund, Series I(11)                            0.62%       0.26%            0.88%

Alger American Fund(1)
Leveraged AllCap Portfolio, Class O                       0.85%       0.07%            0.92%
MidCap Growth Portfolio, Class O                          0.80%       0.08%            0.88%

American Century Variable Portfolios, Inc.(1)
VP Income & Growth                                        0.70%        (4)             0.70%
VP Value(11)                                              0.97%        (4)             0.97%

Franklin Templeton Variable Insurance Products Trust
(FTVIPT)(1)
Templeton Foreign Securities Fund, Class 2 (formerly
 Templeton International Securities Fund)(5)(9)(11)       0.68%       0.22%     0.25%  1.15%

MFS Variable Insurance Trust(1)(2)
VIT Emerging Growth Series                                0.75%       0.11%            0.86%
VIT High Income Series(3)                                 0.75%       0.15%            0.90%
VIT Investor Trust Series                                 0.75%       0.14%            0.89%
VIT New Discovery Series(3)                               0.90%       0.15%            1.05%
VIT Total Return Series                                   0.75%       0.13%            0.88%

Neuberger Berman Advisers Management Trust(1)
AMT Guardian Portfolio(11)                                0.85%       0.14%            0.99%

Oppenheimer Variable Account Funds(1)
Global Securities Fund/VA(11)                             0.64%       0.06%            0.70%
Main Street Growth & Income Fund/VA(11)                   0.68%       0.05%            0.73%

Scudder Variable Series I(1)(10)
VS I Capital Growth Portfolio (Class A)(11)               0.46%       0.04%            0.50%
VS I International Portfolio (Class A)(11)                0.84%       0.16%            1.00%
VS I Money Market Portfolio                               0.37%       0.08%            0.45%
Seligman Portfolios, Inc.(1)
Communications and Information Portfolio (Class 2)(5)     0.75%       0.18%     0.25%  1.18%
Small-Cap Value Portfolio (Class 2)(5)(6)(11)             1.00%       0.20%     0.19%  1.39%

Summit Mutual Funds, Inc. Pinnacle Series(1)(8)
Balanced Index Portfolio                                  0.30%       0.30%            0.60%
Bond Portfolio(7)                                         0.47%       0.34%            0.81%
Nasdaq-100 Index Portfolio                                0.35%       0.30%            0.65%
Russell 2000 Small Cap Index Portfolio                    0.35%       0.40%            0.75%
S&P MidCap 400 Index Portfolio                            0.30%       0.30%            0.60%
S&P 500 Index Portfolio(7)                                0.30%       0.21%            0.51%
Zenith Portfolio(7)                                       0.64%       0.27%            0.91%


Footnotes for portfolio expense table:

(1) Figures are based on the actual expenses incurred by the Portfolio for the year ended December 31, 2001. Actual Portfolio expenses may vary.
(2) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expense). "Other Expenses" take into account these expense reductions, and are therefore lower than the actual expenses of the series. Had these reductions not been taken into account, "Total Expenses" would be higher and would equal 0.87% for Emerging Growth Series, 0.91% for High Income Series, 0.90% for Investors Trust Series, 1.06% for New Discovery Series, and 0.89% for Total Return Series.
(3) The adviser has contractually agreed, until at least May 1, 2003, subject to reimbursement, to bear expenses for New Discovery Series and High Income Series such that their "Other Expenses" do not exceed 0.15% (after taking into account the expense offset arrangement described above). Had neither of these fee reductions been taken into account, "Total Expenses" would be higher and would equal 1.09% for New Discovery Series and 1.01% for High Income Series.
(4) All expenses except brokerage, taxes, interest and fees and expenses of non-interested person directors are paid by the investment adviser.
(5) Class 2 of the Portfolio has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus.
(6) This Portfolio commenced operations on May 1, 2001. The actual expense figures are annualized, and total expenses would be 1.41% for the period shown above if the manager had not reimbursed other expenses.
(7)  Expenses have been restated to reflect current fees.
(8) Actual expenses would have been higher than the reported expenses for the period shown above if the Adviser had not reimbursed and waived expenses. The Balanced Index, Bond, Nasdaq-100 Index, Russell 2000 Small Cap Index,
     S&P MidCap 400 Index, S&P 500 Index, and Zenith Portfolios would have been 0.21%, 0.08%, 0.32%, 0.35%, 0.22%, 0.01%, and 0.02% higher, respectively.
(9) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.16%.
(10) Total operating expenses would have been higher for the period shown above if the Adviser had not agreed to reimburse the Portfolios in connection with the reorganization of its two fund families, Scudder and Kemper. The Capital Growth, International, and Money Market Portfolios would have been 0.02%, 0.01%, and 0.01% higher, respectively.
(11) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund's assets increase.

                 [a down arrow is centered here]

                        ACCOUNT VALUE
                        -------------

o Is the amount credited to your policy. It is equal to net premiums, as adjusted each valuation date to reflect subdivision investment experience, interest credited on the guaranteed account, charges deducted and other policy transactions (such as transfers and partial cash surrenders). See page 27.
o Varies from day to day. There is no minimum guaranteed account value. The policy may lapse if the cash surrender value is insufficient to cover a monthly deduction due. See page 27.
o Can be transferred among the subdivisions and the guaranteed account. Currently, a transfer fee of $10 applies to each transfer in excess of the first 12 transfers in a policy year. See page 18 for rules and limits. Policy loans reduce the amount available for allocations and transfers.
o Is the starting point for calculating certain values under a policy, such as the cash value, cash surrender value, and the death benefit used to determine death benefit proceeds.

  [the next two sections are situated side by side]

                 [a down arrow is centered here]

                       CASH BENEFITS
                       -------------

o Loans may be taken for amounts up to 90% of the variable account, plus 100% of the guaranteed account, less loan interest due on the next annual date and any surrender charges. See page 32 for rules and limits.

o Partial cash surrenders generally can be made provided there is sufficient remaining cash surrender value.
   See page 33 for rules and limits.

o The policy may be surrendered in full at any time for its cash surrender value. A surrender charge will apply during the first fifteen policy years after issue and after any increase in specified amount. See page 25.

o  Payment options are available.  See page 34.

o Loans, partial cash surrenders, and surrenders in full may have adverse tax consequences. See page 47.

o If you are terminally ill and use the Accelerated Benefits Rider to receive part of the death benefit of your policy, the money you receive will be treated similarly to a policy loan. Interest will be charged and will reduce the remaining death benefit paid to your beneficiary.
   See page 45.

                 [a down arrow is centered here]

                      DEATH BENEFITS
                      --------------

o  Are income tax free to beneficiary.

o Are available as lump sum or under a variety of payment options.

o For all policies, the minimum initial specified amount is $50,000.

o  There are two death benefit options available:
      Option A, equal to the specified amount, and Option B, equal to the specified amount plus account value.  See page 29.

o Your death benefit may be increased once your account value reaches a certain level to satisfy applicable tax law requirements.

o You have the flexibility to change the death benefit option and specified amount. See page 31 for rules and limits.

o You may choose one of two Enhanced Death Benefit Options, based on a nine or fifteen-year corridor, to increase your death benefit at certain ages based on your life expectancy.
   See page 29.

Other supplemental and/or rider benefits may be available. See page 44.


         GENERAL INFORMATION ABOUT UNION CENTRAL,
         THE SEPARATE ACCOUNT AND THE PORTFOLIOS
----------------------------------------------------------

The Union Central Life Insurance Company

Union Central, a mutual life insurance company organized under the laws of the State of Ohio in 1867, issues the Policies. Union Central is primarily engaged in the sale of life and disability insurance and annuities and is currently licensed to transact life insurance business in all states and the District of Columbia.

We are subject to regulation by the Department of Insurance of the State of Ohio as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions.

Carillon Life Account

We established Carillon Life Account (the "separate account") as a separate investment account under Ohio law on July 10, 1995. It supports the policies and may be used to support other variable life insurance policies, and for other purposes permitted by law. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. Union Central has established other separate investment accounts that may also be registered with the SEC.

We own the assets in the separate account. The separate account is divided into subaccounts which correspond to subdivisions of the variable account. Subaccounts of the separate account invest in shares of the portfolios. The separate account may include other subaccounts that are not available through the policies and are not otherwise discussed in this Prospectus.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any other income, gains or losses of Union Central. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the separate account shall not be chargeable with liabilities arising out of any other business of Union Central. Union Central is obligated to pay all benefits provided under the policies.

The Portfolios

Subaccounts of the separate account currently invest in twenty-seven designated portfolios of ten series-type mutual funds, as shown in the chart below, which identifies the mutual fund families, the investment advisers to each fund family, and the portfolios in which the separate account invests.

The investment experience of each subaccount of the separate account depends on the investment performance of its corresponding portfolio. Each of these portfolios is registered with the SEC under the 1940 Act as a series of an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the portfolios. The assets of each portfolio are separate from assets of the others, and each portfolio has different investment objectives and policies. As a result, each portfolio operates as a separate investment fund and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. The investment objective of each portfolio is set forth below the chart.

CARILLON LIFE ACCOUNT PORTFOLIOS

FUND FAMILY AND PORTFOLIOS                             INVESTMENT ADVISER
AIM Variable Insurance Funds ("AIM Fund")              A I M Advisors, Inc.
o  V.I. Capital Appreciation Fund, Series I
o  V.I. Growth Fund, Series I

The Alger American Fund ("Alger American Fund")        Fred Alger Management, Inc.
o  Leveraged AllCap Portfolio, Class O
o  MidCap Growth Portfolio, Class O

American Century Variable Portfolios, Inc.             American Century Investment
 ("American Fund")                                     Management, Inc.
o  VP Income & Growth Fund
o  VP Value Fund

Franklin Templeton Variable Insurance Products Trust   Templeton Investment Counsel, LLC
 ("Franklin Templeton Fund")
o  FTVIPT Templeton Foreign Securities Fund, Class 2
   (formerly Templeton International Securities Fund)

MFS Variable Insurance Trust ("MFS Fund")              Massachusetts Financial
                                                       Services Company
o  VIT Emerging Growth Series
o  VIT High Income Series
o  VIT Investors Trust Series
o  VIT New Discovery Series
o  VIT Total Return Series

Neuberger Berman Advisers Management Trust             Neuberger Berman Management, Inc.
 ("Neuberger Berman Fund")
o  AMT Guardian Portfolio

Oppenheimer Variable Account Funds                     OppenheimerFunds, Inc.
 ("Oppenheimer Fund")
o  Global Securities Fund/VA
o  Main Street [R] Growth & Income Fund/VA

Scudder Variable Series I  ("Scudder Fund")            Deutsche Investment
o  VS I Capital Growth Portfolio (Class A)             Management Americas, Inc.
o  VS I International Portfolio (Class A)
o  VS I Money Market Portfolio

Seligman Portfolios, Inc. ("Seligman Fund")            J.& W. Seligman & Co.
Incorporated
o  Communications and Information Portfolio (Class 2)
o  Small-Cap Value Portfolio (Class 2)

Summit Mutual Funds, Inc. Pinnacle Series             Summit Investment Partners, Inc.
 ("Summit Fund")
o  Balanced Index Portfolio
o  Bond Portfolio
o  Nasdaq-100 Index Portfolio
o  Russell 2000 Small Cap Index Portfolio
o  S&P MidCap 400 Index Portfolio
o  S&P 500 Index Portfolio
o  Zenith Portfolio



The AIM V.I. Capital Appreciation Fund, Series I seeks growth of capital through investment in common stocks the portfolio managers believe are likely to benefit from new or innovative products, services, or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

The AIM V.I. Growth Fund, Series I seeks long-term growth of capital primarily by investing principally in seasoned and better-capitalized companies considered to have strong earnings momentum.

The Alger American Leveraged All Cap Portfolio, Class O seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Alger American MidCap Growth Portfolio, Class O seeks long-term capital appreciation by focusing on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

The American Century VP Income & Growth Fund seeks capital appreciation by investing in common stocks. Income is a secondary objective. The portfolio selects its investments primarily from the largest 1,500 publicly traded U.S. companies.

The American Century VP Value Fund seeks long-term capital growth, with income being a secondary objective. The portfolio invests primarily in stocks of well-established companies that the portfolio managers believe are undervalued at the time of purchase.

The FTVIPT Templeton Foreign Securities Fund, Class 2 (formerly FTVIPT Templeton International Securities Fund, Class 2) seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in foreign securities, including emerging markets.

The MFS VIT Emerging Growth Series seeks to provide long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

The MFS VIT High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The MFS High Income Portfolio may invest up to 100% of its assets in lower-rated bonds commonly known as junk bonds. BEFORE ALLOCATING ANY PORTION OF NET PREMIUMS TO THE SUBDIVISION CORRESPONDING TO THIS PORTFOLIO, OWNERS SHOULD READ THE RISK DISCLOSURE IN THE ACCOMPANYING PROSPECTUS FOR THE MFS HIGH INCOME SERIES.

The MFS VIT Investors Trust Series seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities and seeks to generate 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

The MFS VIT New Discovery Series seeks capital appreciation by, under normal market conditions, investing at least 65% of its total assets in equity securities of emerging growth companies.
Its focus is on small emerging growth companies.

The MFS VIT Total Return Series seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The series is a "balanced fund" and invests in a combination of equity and fixed income securities.

The Neuberger Berman AMT Guardian Portfolio seeks long-term growth of capital; current income is a secondary goal. The portfolio invests mainly in common stocks of large companies.

The Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of assets in common stocks of U.S. and foreign companies.

The Oppenheimer Main Street Growth & Income Fund/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. It invests mainly in common stocks of U.S. companies.

The Scudder VS I Capital Growth Portfolio (Class A) seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests principally in common stocks of established U.S. companies with large market capitalizations.

The Scudder VS I International Portfolio (Class A) seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity investments.

The Scudder VS I Money Market Portfolio seeks to maintain stability of capital and , consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities. Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this portfolio will maintain a stable net asset value per share.

The Seligman Communications and Information Portfolio Class 2 seeks capital gain by investing at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries.

The Seligman Small-Cap Value Portfolio Class 2 seeks long-term capital appreciation by generally investing at least 80% of its total assets in the common stocks of companies with small market capitalization (up to $2 billion) at the time of purchase by the portfolio, and believed to be undervalued either historically, by the market, or by other investment managers.

The Summit Pinnacle Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The Summit Pinnacle Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk by investing primarily in investment-grade corporate bonds.

The Summit Pinnacle Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The portfolio invests primarily in stocks of companies listed in the Nasdaq-100 Index, as well as futures contracts and options relating to those stocks.

The Summit Pinnacle Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. The portfolio invests primarily in stocks of companies listed in the Russell 2000 Index, as well as futures contracts and options relating to those stocks.

The Summit Pinnacle S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P
MidCap 400 Index.

The Summit Pinnacle S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S.
common stocks, as represented by the Standard & Poor's 500
Composite Stock Index (the "S&P 500").

The Summit Pinnacle Zenith Portfolio seeks primarily long-term appreciation of capital by investing primarily in common stocks and other equity securities with values that are not fully recognized by the market.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE STATED OBJECTIVES. In addition, you should know that during extended periods of low interest rates, the yields of the subdivision investing in the Scudder VS I Money Market Portfolio may also become extremely low and possibly negative. Additional information concerning the investment objectives and policies of the portfolios, as well as risks, can be found in the current portfolio prospectuses that accompany this Prospectus. The prospectuses for the portfolios should be read carefully before any decision is made concerning the allocation of net premiums to a particular subdivision. Certain subdivisions invest in portfolios that have similar investment objectives and/or policies. Therefore, you should carefully read the individual prospectuses for the portfolios along with this Prospectus.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other funds with similar names that may be managed by the same investment adviser. The investment results of the portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

Please note that all of the portfolios described in the prospectuses for the portfolios may not be available under the policy. Moreover, Union Central cannot guarantee that each fund will always be available for its variable life contracts, but in the unlikely event that a Fund is not available, Union Central will take reasonable steps to secure the availability of a comparable fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

The portfolios presently serve as the investment media for the policies. In addition, the portfolios may sell shares to separate accounts of other insurance companies to fund variable annuity contracts and/or variable life insurance policies, and/or to certain retirement plans qualifying under Section 401 of the Code. Union Central currently does not foresee any disadvantages to owners that would arise from the possible sale of shares to support the variable contracts of other insurance companies, or from the possible sale of shares to such retirement plans. However, the board of directors of each fund will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if the shares of that fund were also offered to support variable contracts other than the policies or to support retirement plans. In event of such a conflict, the board of directors of that fund would determine what action, if any, should be taken in response to the conflict. In addition, if Union Central believes that the fund's response to any such conflicts insufficiently protects owners, it will take appropriate action on its own, which may include withdrawing the separate account's investment in that fund. (See the prospectuses for the portfolios for more detail.)

A I M Advisors, Inc., the investment adviser to the AIM Fund; Fred Alger Management, Inc., the investment adviser to the Alger American Fund; American Century Investment Management, Inc., the investment adviser to the American Fund; Massachusetts Financial Services Company, the investment adviser to the MFS Fund; Neuberger Berman Management, Inc., the investment adviser to the Neuberger Berman Fund; OppenheimerFunds, Inc., the investment adviser to the Oppenheimer Fund; J. & W. Seligman & Co. Incorporated, the investment adviser to the Seligman Fund; and Deutsche Investment Management Americas, Inc., the investment adviser to the Scudder Fund, have agreed to compensate Union Central for the performance of certain administrative and other services. This compensation, which may be significant, is based on the assets of the, the AIM Fund, the Alger American Fund, the American Fund, the MFS Fund, the Neuberger Berman Fund, the Oppenheimer Fund, the Seligman Fund, and the Scudder Fund, respectively, that are attributable to the policies. Union Central's affiliated broker-dealer, Carillon Investments, Inc., the principal underwriter for the policies, will receive from Franklin Templeton Distributors, Inc., the principal underwriter for the Franklin Templeton Fund, and Seligman Advisers, Inc., the principal underwriter for the Seligman Fund, 12b-1 fees assessed against shares of the Templeton Foreign Securities Fund Class 2 and the Class 2 shares of the Seligman Communications and Information and Small-Cap Value Portfolios attributable to the policies as compensation for providing certain distribution and other services.

Union Central offers another variable life insurance policy which also invests in the portfolios. This policy may have charges that could affect the value of the subaccounts and may offer different benefits more suited to your needs. To obtain more information about this policy, contact your agent or call Union Central at 1-800-319-6902.


                PREMIUM PAYMENTS AND ALLOCATIONS
--------------------------------------------------------------

In the sections that follow, we use the following special terms policy date - the date from which policy months, years and anniversaries are measured.
   issue date - the date from which the suicide and contestable periods start.
   annual date - the same day in each policy year as the policy date.
   monthly date - the same day as the policy date for each succeeding month.
   policy month - Each one-month period beginning with a monthly date and ending the day before the next monthly date. policy year - Each period of twelve months starting on the policy date and ending the day before the first annual date, or any following year starting on an annual date and ending the day before the next annual date

Applying for a Policy

We designed the policies for business ownership when the insured persons share a common employment or business relationship. We generally require annual planned premium payments equal to $50,000 or more if this policy is purchased other than on a common employment basis. The policy may be owned individually or by a corporation, trust, association or similar entity. You may use the policy for such purposes as informally funding non-qualified executive deferred compensation, salary continuation plans, retiree medical benefits or other purposes. To purchase a policy, you must complete an application and submit it through an authorized Union Central agent. There is no minimum initial premium payment. Your policy coverage will become effective on the policy date. If an initial premium payment is submitted with the application, then the policy date is generally the date of approval of your application. If the application is not accompanied by an initial premium payment, then the policy date will generally be two weeks after the date that your application is approved.

As provided for under state insurance law, the owner, to preserve insurance age, may be permitted to backdate the policy. In no case may the policy date be more than six months prior to the date the application was completed. We deduct charges for the monthly deduction for the backdated period on the issue date. Temporary life insurance coverage may be provided prior to the policy date under the terms of a temporary insurance agreement. In accordance with Union Central's underwriting rules, temporary life insurance coverage may not exceed $500,000 and will not remain in effect for more than sixty (60) days.

We require satisfactory evidence of the insured's insurability, which may include a medical examination of the insured. The available issue ages are 0 through 75. Age is determined on the insured's age as of the birthday nearest the policy date. The minimum specified amount is $50,000. Acceptance of an application depends on Union Central's underwriting rules, which may include underwriting on a guaranteed issue or simplified issue basis, and we reserve the right to reject an application for any reason.

As the owner of the policy, you exercise all rights provided under the policy. The insured is the owner, unless a different owner is named in the application. The owner may by notice name a contingent owner or a new owner while the insured is living. If more than one person is named as owner, they are joint owners. Unless provided otherwise, in the event of a joint owner's death, ownership passes to the surviving joint owner. Unless a contingent owner has been named, on the death of the last surviving owner, ownership of the policy passes to the estate of the last surviving owner, who will become the owner if the owner(s) die. You may change the owner before the insured's death by notice satisfactory to us. A change in owner may have tax consequences. See "Tax Considerations," page 47.

Purchase of the Policy for Specialized Purposes

The policy provides a death benefit and an accumulation of account value. It can be used for various individual and business planning purposes. Purchasing the policy for such purposes entails certain risks. For example, if the investment performance of the subaccounts to which account value is allocated is poorer than anticipated, or if sufficient premiums are not paid or account value maintained, the policy may lapse or may not accumulate sufficient account value to fund the purpose for which the policy was purchased. Loans and partial cash surrenders may significantly affect current and future account value, cash surrender value, and death benefit proceeds. Depending upon subaccount investment performance and the amount of loans and partial cash surrenders, the policy may lapse. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy and the impact of loans and partial cash surrenders is consistent with the purpose for which it is being considered. Using a policy for a specialized purpose may have tax consequences. (See "Tax Considerations," page 47.)

Free Look Right to Cancel the Policy

You may cancel your policy for a refund during your "free-look" period. This period expires 20 days after you receive your policy, 45 days after your application is signed, or 10 days after Union Central mails or delivers a cancellation notice, whichever is latest. (A longer period may apply to policies issued in certain states.) If you decide to cancel the policy, you must return it by mail or delivery to the home office or to the authorized Union Central agent who sold it. Immediately after mailing or delivery, the policy will be deemed void from the beginning. Within seven calendar days after Union Central receives the returned policy, Union Central will refund any premiums paid, less any partial cash surrenders, unless otherwise required by state law.

Premiums

Planned Periodic Premiums.
When applying for a policy, you select a plan for paying level premium payments at specified intervals, e.g., quarterly, semi-annually or annually, for the duration of the policy. If you elect, Union Central will also arrange for payment of planned period premiums on a monthly basis under a pre-authorized payment arrangement. You are not required to pay premium payments in accordance with these plans; rather, you can pay more or less than planned or skip a planned periodic premium entirely. (See, however, "Premium Payments to Prevent Lapse," page 17.) Currently, there is no minimum amount for each premium. Union Central may establish a minimum amount 90 days after we send the owner a written notice of such increase. Subject to the limits described below, you can change the amount and frequency of planned periodic premiums whenever you want by sending notice to the home office. However, Union Central reserves the right to limit the amount of a premium payment or the total premium payments paid.

Unless otherwise requested, you will be sent reminder notices for planned periodic premiums. Reminder notices will not be sent if you have arranged to pay planned periodic premiums by pre-authorized payment arrangement.

Additional Unscheduled Premiums.
Additional unscheduled premium payments can be made at any time while the policy is in force. Union Central has the right to limit the number and amount of such premium payments.

Limitations on Premium Payments.
When you apply for the policy, you will choose one of two alternative tests to evaluate whether your policy qualifies as a life insurance contract under the Internal Revenue Code. If you choose the guideline premium test, total premium payments paid in a policy year may not exceed guideline premium payment limitations for life insurance set forth in the Internal Revenue Code. Union Central will promptly refund any portion of any premium payment that is determined to be in excess of the premium payment limit established by law to qualify a policy as a contract for life insurance. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a policy year, so long as the death benefit is large enough compared to the account value to meet the test requirements. Once chosen, you cannot change your choice later. Because you cannot change your choice once you have made it, you should consult counsel or another competent tax adviser before making your choice as to the consequences of each test. The payment of premiums may cause a policy to be a modified endowment contract under the Internal Revenue Code.

If you select the cash value accumulation test, you can generally make a higher amount of premium payments for any given specified amount and a higher death benefit may result in the long term. If cash value growth in early policy years is your primary objective, the cash value accumulation test may be an appropriate choice because it allows you to invest more premiums in the policy for each dollar of death benefit. If cash value growth in later policy years is your primary objective, the guideline premium test may be the appropriate choice because it requires a lower death benefit, and therefore lower cost of insurance charges, once the policy's death benefit is subject to increases required by the Internal Revenue Code.

If you select one of the two enhanced death benefit options, the nine-year or fifteen-year corridor, the death benefits on the life of the insured person centered on attained age 85 could potentially be a greater percentage of the account value than with the standard corridor for the chosen tax test. The death benefit amounts at those ages will only be affected if the account values have reached levels that would force the death benefit amounts to be increased. At ages under 78 and over 92, the enhanced and standard corridor factors are equal. If the enhanced factors result in an increased death benefit, there will be higher cost of insurance charges to provide the increased coverage. If the account values never reach the required levels, the enhanced and standard options will result in the same death benefit. The maximum limits on premium payments for any given specified amount do not change due to your choice of enhanced corridor or standard corridor factors. If death benefit protection at policy ages 78 through 92 is an important factor to you, the enhanced corridor for the tax test chosen may be the appropriate choice.

The payment of premiums may cause a policy to be a modified endowment contract under the Internal Revenue Code. We have established procedures for monitoring premium payments and making efforts to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract as a result of premium payments. See "Tax Considerations," page 47.

Union Central reserves the right to reject any requested increase in planned periodic premiums, or any unscheduled premium. We also reserve the right to require satisfactory evidence of insurability prior to accepting any premium which increases the risk amount of the policy. See "Net Premium Allocations," page 17.

No premium payment will be accepted after the insured's 100th birthday (the "maturity date").

Premium payments must be made by check payable to The Union Central Insurance Company or by any other method that Union Central deems acceptable. The owner may specify that a specific unscheduled premium payment is to be applied as a repayment of policy debt, if any.

Premium payments after the initial premium payment must be made to the home office.

Minimum Guaranteed Period.
Union Central guarantees that a policy will remain in force during the minimum guaranteed period, regardless of the sufficiency of the cash surrender value, if the sum of the premiums paid to date, less any partial cash surrenders and policy debt, equals or exceeds the minimum monthly premium (shown in the policy) multiplied by the number of complete policy months since the policy date, including the current policy month. The minimum guaranteed period is three years following the policy date.

The minimum monthly premium is calculated for each policy based on the age, sex and rate class of the insured, the requested specified amount and any supplemental and/or rider benefits. The minimum monthly premium may change due to changes made during a minimum guaranteed period to the specified amount, the death benefit option, ratings, and supplemental and/or rider benefits. Union Central will notify you of any increase in the minimum monthly premium.

An extended minimum guaranteed period may be available under a Guaranteed Death Benefit Rider. See "Supplemental and/or Rider
Benefits," page 44.

Premium Payments Upon Increase in Specified Amount.
Depending on the account value at the time of an increase in the specified amount and the amount of the increase requested, an additional premium payment may be necessary or a change in the amount of planned periodic premiums may be advisable. See "Changes in Specified Amount," page 31. In the event that you increase the specified amount, you should contact your Union Central agent to assist you in determining if additional premium payments are necessary or appropriate.

Premium Payments to Prevent Lapse.
Failure to pay planned periodic premiums will not necessarily cause a policy to lapse. Conversely, paying all planned periodic premiums will not necessarily guarantee that a policy will not lapse (except when the minimum guaranteed period is in effect). Rather, whether a policy lapses depends on whether its cash surrender value is sufficient to cover the monthly deduction (see page 22) when due.

If the cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum guaranteed period is not in effect, the policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in cash surrender value or the cash surrender value has decreased because you have not paid sufficient premium payments to offset the monthly deduction.

Grace Period.
If your policy goes into default, you will be allowed a 61-day grace period to pay a premium payment sufficient to cover the monthly deductions due during the grace period. Union Central will send notice of the amount required to be paid during the grace period ("grace period premium payment") to your last known address and the address of any assignee of record. The grace period will begin when the notice is sent. Your policy will remain in effect during the grace period. If the insured should die during the grace period and before the grace period premium payment is paid, the death benefit proceeds will still be payable to the beneficiary, although the amount paid will reflect a reduction for the monthly deductions due on or before the date of the insured's death (and for any policy debt). See "Amount of Death Benefit Proceeds," page 28. If the grace period premium payment has not been paid before the grace period ends, your policy will lapse. It will have no value and no benefits will be payable. See "Reinstatement," page 44.

A grace period also may begin if policy debt becomes excessive.
See "Loan Repayment; Effect if Not Repaid," page 32.

Net Premium Allocations

In the application, you specify the percentage of a net premium to be allocated to each subdivision and to the guaranteed account. This allocation must comply with the allocation rules described below. Net premiums will generally be allocated to the subdivisions and to the guaranteed account on the valuation date that Union Central receives them in accordance with the allocations specified in the application or subsequent notice. Union Central will allocate all net premiums received before the end of the "free look" period (including the initial net premium) to the subdivision invested in the Scudder VS I Money Market Portfolio. After the end of the "free look" period, the account value will be allocated to the subdivisions and to the guaranteed account based on the premium payment allocation percentages in the application. See "Determining the Account Value," page 27. For this purpose, the end of the "free look" period is deemed to be 25 days after your policy is activated in our computer system (usually no more than one to three business days before the date we send your policy to your agent for delivery to you), or 45 days from the date of the application, whichever is greater. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. If you do not send an initial premium payment with your application, the end of the "free look" period, for this purpose, is deemed to be 25 days from the date the initial net premium is received and applied to your policy or 45 days from the date of application, whichever is greater.

The net premium allocation percentages specified in the application will apply to subsequent premium payments until you change the percentages. You can change the allocation percentages at any time, subject to the rules below, by providing notice to the home office, in a form acceptable to Union Central. The change will apply to all premium payments received with or after receipt of your notice.

Allocation Rules.
The minimum allocation percentage you may specify for a subdivision or the guaranteed account is 5%, and your allocation percentages must be whole numbers. The sum of your allocations must equal 100%. Union Central reserves the right to limit the number of subdivisions to which account value may be allocated.

Crediting Net Premiums

If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. The initial net premium will be credited to the policy on the policy date, or, if later, the date we receive the initial premium payment. For backdated policies, the initial net premium will be credited on the issue date. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account.
 Planned periodic premiums and unscheduled premiums that are not underwritten will be credited to the policy and the net premiums will be invested as requested on the valuation date they are received by the home office. However, any premium payment that is underwritten will be allocated to the subdivision corresponding to the Scudder VS I Money Market Portfolio until underwriting has been completed and the premium payment has been accepted. When accepted, the account value allocated to the subdivision corresponding to the Scudder VS I Money Market Portfolio and attributable to the resulting net premium will be credited to the policy and allocated in accordance with your instructions. If an additional premium payment is rejected, Union Central will return the premium payment promptly, without any adjustment for investment experience.

Transfer Privilege

After the free-look period and before the maturity date, you may transfer all or part of your account value from subdivisions investing in one portfolio to other subdivision(s) or to the guaranteed account, or transfer a part of an amount in the guaranteed account to the subdivision(s), subject to the following procedures and restrictions. If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

Minimum Amount of Transfers.
The minimum transfer amount is the lesser of $100 or the entire amount in that subdivision or the guaranteed account. A transfer request that would reduce the amount in a subdivision or the guaranteed account below $25 will be treated as a transfer request for the entire amount in that subdivision or the guaranteed account. With the exception of the Conversion Right described below, we reserve the right to limit the number or frequency of transfers permitted in the future.

Timing of Transfers.
We will make the transfer as of the end of the valuation period during which we receive notice requesting such transfer. We will process all transfers among subdivisions of your policy at the next available price. If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, we will process your transfer at the price as of the following valuation date.

Limits on Transfers.
You may make only one transfer request per valuation period. Currently, we do not limit the number of transfers that you can make between subdivisions or to the guaranteed account. However, we limit transfers from the guaranteed account during any policy year to an amount equal to 20% of the account value in the guaranteed account on the annual date at the beginning of such policy year. (See "Transfers from Guaranteed Account," page 22, for restrictions).

Charges for Transfers.
Currently, we assess a transfer charge equal to $10 for each transfer during a policy year in excess of the first twelve transfers. (We reserve the right to decrease or eliminate the number of free transfers; in addition, we may increase the transfer charge, but it is guaranteed not to exceed $15 per transfer.) We will deduct the transfer charge from the subdivisions or the guaranteed account from which the requested transfer is being made, on a pro-rata basis.

Methods of Transfers.

  o  Written request.

  o Telephone call to service area. You may effect transfers pursuant to telephone instructions unless you elect out of the option by writing us. We reserve the right to suspend telephone transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if we follow those procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

  o  Self-service options (telephone call to automated
     IRIS system/accessing IRIS-Online). All existing owners, and all new purchasers of policies, will be able to review information and request service online concerning their policies in two ways, through the IRIS automated telephone system at 1-877-944-4747, or by visiting our website, www.unioncentral.com, clicking on "For Our Clients", and then clicking on "VA/VUL Information", and then clicking on "IRIS-Online Logon". To access either system, you will need your policy number and a PIN (personal identification number). When you buy a policy, you will be advised of your PIN by letter. Existing owners can obtain a PIN from our customer service representatives at 1-800-319-6902.

     Once you have logged on to the IRIS automated telephone system or IRIS-Online, you will be able to perform the functions described below, and we will send you a written confirmation of all electronic transfers within five business days. If we cannot complete a transfer as requested, our customer service representative will contact you in writing.

      o choose electronic delivery of certain future mailings (this feature available only online)
      o  check policy values
      o  verify address and beneficiary information
         (this feature available only online)
      o  transfer balances among subdivisions
      o  change your allocation of future premiums
      o  request a statement
      o request service forms (this feature available only on automated phone system)
      o  change your PIN

CAUTION: Telephone and online transfers may not always be available. Telephone and computer systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing. You should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN; we will not be able to verify that the person providing electronic transfer instructions via the IRIS automated telephone system or IRIS-Online is you or is authorized by you.

Conversion Right.
During the first twenty-four policy months following the issue date, and within sixty days of the later of notification of a change in the investment policy of the separate account or the effective date of such change, you may exercise a one-time Conversion Right. You may do so by requesting in writing that all or a portion of the variable account be transferred to the guaranteed account. Exercise of the Conversion Right is not subject to the transfer charge. Following the exercise of the Conversion Right, net premiums may not be allocated to the subdivisions of the variable account, and transfers of account value to the subdivisions will not be permitted. The other terms and conditions of the policy will continue to apply.

Excessive Trading.
Your policy is a long-term investment and is not designed for professional market timing organizations or other entities using programmed or frequent transfers. When thinking about a transfer of contract value, you should consider the risk involved that transfers based on short-term expectations may be made at an inopportune time. Because excessive trading can disrupt investment portfolio management strategies and increase portfolio expenses, we limit excessive trading practices.

To minimize harm to the portfolios and other policy owners, in addition to any restrictions or rights reserved in the current portfolio prospectuses that accompany this Prospectus, we reserve the right to:

o  limit the number, frequency, method or amount of transfers;
o reject any transfer from any owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a portfolio;
o  delay any transfer request for up to seven days; or
o  limit the portfolios into which transfers may be made.

Dollar Cost Averaging Plan

The Dollar Cost Averaging Plan, if elected, enables you to transfer systematically and automatically, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from a subdivision you specify to other subdivisions or to the guaranteed account. (Dollar Cost Averaging Plan transfers may not be made from the guaranteed account.) By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, we make no guarantee that the Dollar Cost Averaging Plan will result in a profit.

You specify the amount to be transferred automatically; you can specify either a fixed dollar amount, or a percentage of the account value in the subdivision from which transfers will be made. At the time that you elect the Dollar Cost Averaging Plan, the account value in the subdivision from which transfers will be made must be at least $2,000. The required amounts may be allocated to the subdivision through initial or subsequent net premiums or by transferring amounts into the subdivision from the other subdivisions or from the guaranteed account (which may be subject to certain restrictions).

You may elect this plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us. Dollar Cost Averaging Plan transfers may not commence until the end of the free-look period.

Once elected, transfers from the subdivision will be processed until the number of designated transfers have been completed, or the value of the subdivision is completely depleted, or you send us notice instructing us to cancel the transfers.

Currently, transfers made under the Dollar Cost Averaging Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. We reserve the right to impose a $15 transfer charge for each transfer effected under a Dollar Cost Averaging Plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Dollar Cost Averaging Plan at any time.

Portfolio Rebalancing Plan

You may elect to have the accumulated balance of each subdivision periodically redistributed (or "rebalanced") to equal the allocation percentages you have specified in the election form. These allocations may be based on asset allocation models which your agent may present to you. This rebalancing may be done on a quarterly, semi-annual, or annual basis.

You may elect the Portfolio Rebalancing Plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us. Portfolio Rebalancing Plan transfers may not commence until the end of the free-look period. If you make transfers and do not alter your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Transfers pursuant to the Portfolio Rebalancing Plan will continue until you send us notice terminating the plan, or the policy terminates. THE PORTFOLIO REBALANCING PLAN CANNOT BE ELECTED IF EITHER A DOLLAR COST AVERAGING PLAN OR AN EARNINGS SWEEP PLAN IS IN EFFECT.

Currently, transfers made under the Portfolio Rebalancing Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Earnings Sweep Plan

You may elect to have the accumulated earnings of one or more specified subdivisions or the interest credited to the guaranteed account periodically transferred (or "swept") into specified subdivisions or the guaranteed account. The sweep may be done on a quarterly, semi-annual, or annual basis.

You may elect the Earnings Sweep Plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us. Earnings Sweep Plan transfers may not commence until the end of the free-look period. Transfers pursuant to the Earnings Sweep Plan will continue until you send us notice terminating the plan, or the policy terminates.

Currently, transfers made under the Earnings Sweep Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Earnings Sweep Plan at any time.

                    GUARANTEED ACCOUNT
--------------------------------------------------------------

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 NOR HAS THE GUARANTEED ACCOUNT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, NEITHER THE GUARANTEED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT. THE DISCLOSURE REGARDING THE GUARANTEED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

You may allocate some or all of your net premiums and transfer some or all of the variable account to the guaranteed account, which is part of our general account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be at least 4%). The principal, after deductions, is also guaranteed. Our general account assets support our insurance and annuity obligations.

The portion of the account value allocated to the guaranteed account will be credited with interest, as described below. Since the guaranteed account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The guaranteed account is guaranteed to accumulate at a minimum effective annual interest rate of 4%. We may credit the guaranteed account with current rates in excess of the minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations to and from the guaranteed account will be credited with different current interest rates, based upon the date amounts are allocated into the guaranteed account. We may change the interest rate credited to new deposits at any time. Any interest credited on the amounts in the guaranteed account in excess of the minimum guaranteed rate of 4% per year will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed rate.

Amounts deducted from the guaranteed account for the monthly deduction, partial cash surrenders, transfers to the subdivisions, or charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum.

Calculation of Guaranteed Account Value

The guaranteed account at any time is equal to net premiums allocated or account value transferred to it, plus interest credited to it, minus amounts deducted, transferred, or surrendered from it.

Transfers from the Guaranteed Account

The amount transferred from the guaranteed account may not exceed 20% of the guaranteed account on the annual date immediately preceding the date of the transfer, unless the balance after the transfer is less than $25, in which case we will transfer the entire amount.

Payment Deferral from the Guaranteed Account

We reserve the right to defer payment of any partial cash surrender, full surrender, or transfer from the guaranteed account for up to six months from the date of receipt of the notice for the partial or full surrender or transfer. Where required by state law, we will pay interest during the deferral period. However, we will not defer payment of any amounts needed to pay premiums on other policies in force with us.

                      CHARGES AND DEDUCTIONS
----------------------------------------------------------------

Union Central deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular policy. For example, the sales charge and sales surrender charge may not fully cover all of the sales and distribution expenses actually incurred by Union Central, and proceeds from other charges, including the cost of insurance charge and the mortality and expense risk charge, may be used in part to cover such expenses. Union Central may profit from policy charges.

Premium Expense Charge

A sales charge is deducted from each premium payment. This charge is equal to 2% of premiums paid. We reserve the right to increase the sales charge up to an amount equal to 4% of premiums paid during the first ten policy years; the charge is guaranteed to be no more than 2% thereafter. The sales charge is intended to partially reimburse Union Central for some of the expenses incurred in the distribution of the policies. See "Daily Mortality and Expense Risk Charge," page 24, and "Cost of Insurance Charge," at page 23.

A 2% charge for state and local premium taxes and expenses is also deducted from each premium payment. We reserve the right to increase the premium tax charge to 2.50% per year. The state and local premium tax charge reimburses Union Central for premium taxes associated with the policies and related administrative costs. The stated premium tax rates in the jurisdictions in which Union Central does business range from 0.75% to 3.50%, and the jurisdiction in which a policy is issued may impose no premium tax, or a premium tax higher or lower than the charge deducted under the policies.

If you make premium payments, either planned or unscheduled, equal to or greater than one million dollars during the first policy year, your policy may qualify for reduced premium expense charges. If during the first policy year, you actually make less than one million dollars in premium payments, or you make withdrawals or surrenders from the policy to the extent that less than one million dollars of premium remains in the policy on its first policy anniversary, we reserve the right to increase the first year's premium expense charges to the standard premium expense charge on all premium received during the first policy year, as though those standard charges were made at the time the premium payments were made. This chargeback will not occur if the reduction below one million dollars at the first policy anniversary is due to unfavorable investment performance. Before you deposit premium payments into your policy in order to qualify for the reduced premium expense charges, please read "Tax Considerations", page 47, concerning the treatment of heavily-funded life insurance policies.

Monthly Deduction

On each monthly date, Union Central will deduct from the account value the monthly deductions due, commencing as of the policy date. Your policy date is the date used to determine your monthly date. The monthly deduction consists of (1) cost of insurance charges ("cost of insurance charge"), (2) the monthly administrative charge (the "administrative charge"), and (3) any charges for supplemental and/or rider benefits ("supplemental and/or rider benefit charges"), as described below. The monthly deduction is deducted from the subdivisions and from the guaranteed account pro rata on the basis of the portion of account value in each, unless you choose to have the monthly deduction taken only from certain subdivisions by using the Monthly Deduction Endorsement.

The Monthly Deduction Endorsement provides the owner the option of designating from which subdivisions or the guaranteed account the monthly deductions will be taken. If the subdivisions or the guaranteed account chosen by the owner do not have sufficient funds, the monthly deduction is made against the account value in each subdivision of the variable account and the guaranteed account in proportion to the total amounts in those subdivisions. This endorsement can be added at any time at no cost, and the owner can change the designated subdivisions or guaranteed account upon written notice to us.

Cost of Insurance Charge.
This charge compensates Union Central for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary from policy to policy and from monthly date to monthly date. For any policy, the cost of insurance on a monthly date is calculated by multiplying the current cost of insurance rate for the insured by the risk amount under the policy for that monthly date.

The risk amount for a monthly date is the difference between the death benefit (see page 28) for a policy (as adjusted to take into account assumed monthly earnings at an annual rate of 4%) and the account value, as calculated on that monthly date less any monthly deduction due on that date (except the cost of insurance). You may elect either or both the Accounting Benefit Rider and the Annual Renewable Term Rider to supplement your insurance coverage under the policy. Election of either or both riders will affect the cost of insurance charge under the policy. (See "Initial Specified Amount and Death Benefit Option," page
29). During the early years of the policy, the Accounting Benefits Rider will provide lower current cost of insurance rates than available under the base policy. The Annual Renewable Term Rider will provide lower current cost of insurance rates in all policy years. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage.

The current cost of insurance rate for a policy is based on the age at issue, sex and rate class of the insured and on the policy year, and therefore varies from time to time. Different current cost of insurance rates apply to policies with a specified amount under $250,000 than to policies with a specified amount of $250,000 or more and, in general, policies with a specified amount of $250,000 or more may have lower current cost of insurance rates. Union Central currently places insureds in the following rate classes, based on underwriting: Standard Tobacco (ages 0-75), Standard Nontobacco (ages 20-75), Preferred (ages 20-70), or Preferred Plus (ages 20-70). The Preferred and Preferred Plus rate classes are only available under policies with initial specified amounts of $100,000 or more. We also may place an insured in a substandard rate class, which involves a higher mortality risk than the standard tobacco or standard nontobacco classes.

Union Central will determine a cost of insurance rate for increases in coverage based on the age of the insured at the time of the increase. The following rules will apply for purposes of determining the risk amount for each rate.

Union Central places the insured in a rate class when the policy is issued, based on Union Central's underwriting of the application. This original rate class applies to the initial specified amount. When an increase in specified amount is requested, Union Central conducts underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class, then the rate class for the increase will also be applied to the initial specified amount. If the rate class for the increase has higher cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in specified amount, and the original rate class will continue to apply to the initial specified amount.

Union Central does not conduct underwriting for an increase in specified amount if the increase is requested by exercising an option to increase the specified amount automatically, without underwriting. See "Supplemental and/or Rider Benefits," page 44. In such case, the insured's rate class for an increase will be the class in effect when the guaranteed option rider was issued.

For purposes of determining the risk amount associated with a specified amount, we will attribute the account value solely to the initial specified amount unless the account value exceeds the initial specified amount. If the account value exceeds the initial specified amount, the excess will be considered attributable to the increases in specified amount in the order of the increases. If there is a decrease in specified amount after an increase, a decrease is applied first to decrease any prior increases in specified amount, starting with the most recent increase and then each prior increase.

Union Central guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the policies. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Union Central's current cost of insurance rates may be less than the guaranteed rates that are set forth in the policy. Current cost of insurance rates will be determined based on Union
Central's expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience. These rates may change from time to time.

Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco class are equal to or lower than guaranteed rates for an insured of the same age and sex in a standard tobacco class. Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco or tobacco class are generally lower than guaranteed rates for an insured of the same age and sex and tobacco status in a substandard class.

     Legal Considerations Relating to Sex-Distinct Premium Payments and Benefits. Mortality tables for the policies generally distinguish between males and females. Thus, premium payments and benefits under policies covering males and females of the same age will generally differ.

     Union Central does, however, also offer policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult with their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, Union Central may offer policies with unisex mortality tables to such prospective purchasers.

Monthly Administrative Charge.
Union Central deducts a monthly administrative charge from the account value on each monthly date. The administrative charge is currently equal to $5 per month. We reserve the right to increase the administrative charge during the first policy year up to $25 per month, and after the first policy year up to $10 per month. The administrative charge is guaranteed not to exceed $25 per month during the first policy year and $10 per month thereafter.

The monthly administrative charge reimburses Union Central for expenses incurred in the administration of the policies and the separate account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of policy records, maintenance of separate account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for owner servicing and accounting, valuation, regulatory and updating requirements.

Should the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels.

Supplemental and/or Rider Benefit Charges.
See "Supplemental and/or Rider Benefits," page 44. See also page
29, "Initial Specified Amount and Death Benefit Option" regarding the charges associated with the Accounting Benefit Rider.

Daily Mortality and Expense Risk Charge

Union Central deducts a daily charge from assets in the separate account attributable to the policies. This charge does not apply to guaranteed account assets attributable to the policies. During the first ten policy years, the charge is equal on an annual basis to 0.75% of assets. Thereafter, the charge is equal on an annual basis to 0.25% of assets. These rates are guaranteed not to increase for the duration of a policy. Union Central may realize a profit from this charge. Although Union Central does not believe that it is possible to allocate this charge to different risks, Union Central feels that a reasonable estimate is that during the first ten policy years, 0.30% of this charge is allocable to mortality risk, and 0.45% to expense risk; and thereafter, 0.10% of this charge is allocable to mortality risk, and 0.15% to expense risk.

The mortality risk Union Central assumes is that the insureds on the policies may die sooner than anticipated and therefore Union Central will pay an aggregate amount of death benefits greater than anticipated. The expense risk Union Central assumes is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

Transfer Charge

We currently assess a transfer charge of $10 for each transfer made during a policy year after the first twelve transfers. We reserve the right to decrease or eliminate the number of free transfers; in addition the transfer charge may be increased, but is guaranteed not to exceed $15 per transfer. We will deduct the transfer charge from the remaining account value in the subdivisions or the guaranteed account from which the transfer is being made on a pro rata basis. We do not expect a profit from this charge.

Surrender Charge

If a policy is completely surrendered or lapses, Union Central may deduct a surrender charge from the account value. The surrender charge includes a sales surrender charge and an administrative surrender charge. The maximum surrender charge is set forth in your policy. There is no additional sales surrender charge applicable to increases in specified amount. However, if the policy is completely surrendered following an increase in base specified amount, an additional administrative surrender charge may apply, as described below.

Any surrender charge deducted upon lapse is credited back to the policy's account value upon reinstatement. The surrender charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the surrender charge on any date after reinstatement, the period the policy was lapsed will not count.

Sales Surrender Charge.
A sales surrender charge is deducted if the policy is surrendered or lapses during the first fifteen policy years following the policy date. The maximum sales surrender charge is 26% of the premiums paid up to a sales surrender premium shown in the policy. The maximum amount shown in the policy is based on the age at issue, sex, specified amount, death benefit option, and rate class applicable to the insured. Increases in the policy's specified amount will not affect the amount of the sales surrender premium, or the amount of the maximum sales surrender charge. Decreases in the policy's specified amount may reduce the sales surrender premium if the decrease is effective prior to the payment of cumulative premiums in an amount equal to the initial sales surrender premium shown in the policy. We will notify you of any reduction in the sales surrender premium, and the amount of the maximum sales surrender charge, at the time of any decrease in specified amount that causes such reductions.

The greatest sales surrender charge applicable to a portion of account value is paid if you lapse or surrender in policy years one through five. The maximum sales surrender charge in these years equals 26% of actual premiums paid up to the sales surrender premium shown in the policy. After the fifth policy year, the maximum sales surrender charge percentage declines on a monthly basis in level increments until it reaches 0% at the end of the fifteenth policy year, as shown in the following table.

                 END OF           SALES SURRENDER
              POLICY YEAR        CHARGE PERCENTAGE
                 1-5                   26.0%
                   6                   23.4%
                   7                   20.8%
                   8                   18.2%
                   9                   15.6%
                  10                   13.0%
                  11                   10.4%
                  12                    7.8%
                  13                    5.2%
                  14                    2.6%
                  15                      0%

The purpose of the sales surrender charge is to reimburse Union Central for some of the expenses incurred in the distribution of the policies. The sales surrender charge may be insufficient to recover distribution expenses related to the sale of the policies. See "Daily Mortality and Expense Risk Charge," page 24, and "Cost of Insurance Charge," page 23.

Administrative Surrender Charge.
An administrative surrender charge is deducted if the policy is surrendered or lapses during the first fifteen policy years following the policy date or any increase in base specified amount (see "Surrender Charge" above). The administrative surrender charge is equal to an amount per $1000 of base specified amount, and depends upon the age of the insured at the time that the base specified amount to which it applies was issued, and the policy year in which the charge is imposed. For issue ages 30 to 39, the amount per $1000 is $3.50 during policy years 1 through 5; for issue ages 40 to 49, the amount per $1000 is $4.50 during policy years 1 through 5; for issue ages 50 to 59, the amount per $1000 is $5.50 during policy years 1 through 5; and for issue ages 60 to 69, the amount per $1000 is $6.50 during policy years 1 through 5. The charge declines monthly after the end of the fifth policy year to zero at the end of policy year fifteen. Applicable administrative surrender charge rates, which increase with issue age, are set forth in full in the policy.

If the base specified amount is increased, the increase is subject to a new administrative surrender charge. This charge is imposed if the policy is surrendered or lapses within fifteen policy years from the effective date of the increase, and is in addition to any sales surrender charge or administrative surrender charge that may be applicable if the policy is surrendered or lapses within fifteen policy years after the policy date.

The administrative surrender charge partially covers the administrative costs of processing surrenders, lapses, and increases and reductions in base specified amount, as well as legal, actuarial, systems, mailing, and other overhead costs connected with Union Central's variable life insurance operations.

Fund Expenses

The value of the net assets of each subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. The investment advisers earn management fees for the services they provide in managing the portfolios. See the prospectuses for the portfolios. The fee table appears on page 8.

Cost of Additional Benefits Provided by Riders

The cost of additional benefits provided by riders is part of the monthly deduction and is charged to the account value on the monthly date. If you are terminally ill and exercise the Accelerated Benefits Rider, you will incur costs similar to a policy loan. See "Supplemental and/or Rider Benefits," page 44.

Income Tax Charge

Union Central does not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that such taxes will be incurred.

Special Arrangements

Where permitted by state regulation, Union Central may reduce or waive the sales charge component of the premium expense charge; the monthly administrative charge; and/or the surrender charge, under policies purchased by (i) directors, officers, current or retired employees ("employees"), or agents of Union Central, or affiliates thereof, or their spouses or dependents; (ii) directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Carillon Investments, Inc. relating to the policies, or their spouses or dependents; or
(iii) directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. In addition, in the future, Union Central may reduce or waive the sales charge component of the premium expense charge, and/or the surrender charge if a policy is purchased by the owner of another policy issued by Union Central, and/or through transfer or exchange from a life insurance policy issued by Union Central, each in accordance with rules established by Union Central and applied on a uniform basis. Reductions or waivers of the sales charge component of the premium expense charge, the monthly administrative charge, and the surrender charge reflect the reduced sales and administrative effort associated with policies sold to the owners specified. The home office can provide advice regarding the availability of reduced or waived charges to such owners.

The policies will be issued to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of policies on an individual basis. The policies may not be available in connection with group or sponsored arrangements in all states.

For policies issued in connection with group or sponsored arrangements, Union Central may reduce or waive one or more of the following charges: the sales charge component of the premium expense charge; the surrender charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily mortality and expense risk charges; and/or the transfer charge. We may also reduce the minimum specified amount per policy. In addition, the interest rate credited on amounts taken from the subdivisions as a result of a loan may be increased for these policies. Union Central will waive or reduce these charges as described below and according to its rules in effect when the policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, and insurance cost and mortality expense risk per policy may vary based on such factors as the size of the group or sponsored arrangement, its ability, the purposes for which the policies are purchased, and certain characteristics of its members (including underwriting-related factors that are determined by Union Central to result in lower anticipated expenses of providing insurance coverage, and/or lower mortality expense risk, under policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality expense risk under such policies. Union Central may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the separate account.

               HOW YOUR ACCOUNT VALUES VARY
-------------------------------------------------------------

There is no minimum guaranteed account value or cash surrender value. These values will vary with the investment experience of the subaccounts and/or the daily crediting of interest in the guaranteed account, and will depend on the allocation of account value. If the cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date (see page 21) and the minimum guaranteed period is not then in effect, the policy will be in default and a grace period will begin. See "Minimum Guaranteed Period," page 16, and "Grace Period," page 17.

Determining the Account Value

On the policy date, the account value is equal to the initial net premium credited, less the monthly deduction made as of the policy date. On each valuation date thereafter, the account value is the sum of the variable account, the guaranteed account, and the loan account. The account value will vary to reflect the performance of the subdivisions to which amounts have been allocated, interest credited on amounts allocated to the guaranteed account, interest credited on amounts in the loan account, charges, transfers, partial cash surrenders, loans and loan repayments.

Subdivision Values.
When you allocate an amount to a subdivision, either by net premium allocation or transfer, your policy is credited with accumulation units in the subaccount corresponding to that subdivision. The number of accumulation units is determined by dividing the amount allocated to the subdivision by the subaccount's accumulation unit value for the valuation date when the allocation is effected.

The number of accumulation units credited to your policy will increase when net premiums are allocated to the subdivision, amounts are transferred to the subdivision, and loan repayments are credited to the subdivision. The number of accumulation units credited to a policy will decrease when the allocated portion of the monthly deduction is taken from the subdivision, a loan is made, an amount is transferred from the subdivision, or a partial surrender is taken from the subdivision.

Determination of Unit Value.
Union Central uses the unit value for each subaccount to determine the variable account value for a policy. The unit value at the end of a valuation date is the unit value at the end of the previous valuation date times the net investment factor, as described below. The variable account value for a policy is determined on any day by multiplying the number of units attributable to each subaccount corresponding to subdivisions in which account value is invested by the unit value for that subaccount on that day, and aggregating the resulting subaccount values.

Net Investment Factor.
The net investment factor is an index applied to measure the investment performance of a subaccount from one valuation period to the next. Each subaccount has a net investment factor for each valuation period which may be greater or less than one. Therefore, the value of a unit may increase or decrease. The net investment factor for any subaccount for any valuation period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the net result of:
    a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the current valuation period; plus
    b. the per share amount of any dividend or capital gain distributions made by the portfolio to the subaccount, if the "ex-dividend" date occurs during the current valuation period; plus or minus
    c. a per share charge or credit for any taxes incurred by or reserved for in the subaccount, which is determined by us to have resulted from the operations of the subaccount.

(2) is the net result of:
    a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the last prior valuation period (adjusted for an "ex-dividend"); plus or minus
    b. the per share charge or credit for any taxes reserved for the immediately preceding valuation period.
(3) is a daily factor representing the mortality and expense risk charge deducted from the subaccount for the policy adjusted for the number of days in the valuation period.

Guaranteed Account.
On any valuation date, the guaranteed account of a policy is the total of all net premiums allocated to the guaranteed account, plus any amounts transferred to the guaranteed account, plus interest credited on such net premiums and amounts, less the amount of any transfers, including transfer charges, taken from the guaranteed account, less the amount of any partial cash surrenders taken from the guaranteed account, less any amounts transferred from the guaranteed account in connection with loans, and less the pro-rata portion of the monthly deduction deducted from the guaranteed account.

Loan Account.
On any valuation date, if there have been any loans, the loan account is equal to amounts transferred to the loan account from the subaccounts and from the guaranteed account as collateral for loans and for due and unpaid loan interest, amounts transferred from the loan account to the subaccounts and the guaranteed account as policy debt is repaid, and interest credited on the loan account.

Cash Value

The cash value on a valuation date is the account value less the surrender charge that would be applicable on that valuation date.

Cash Surrender Value

The cash surrender value on a valuation date is the cash value reduced by any policy debt. Cash surrender value is used to determine whether a partial cash surrender may be taken, and whether policy debt is excessive (see page 33). It is also the amount that is available upon full surrender of the policy (see page 33).

       DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT
----------------------------------------------------------------

As long as the policy remains in force and until the Maturity Date, Union Central will pay the death benefit proceeds upon receipt at the home office of proof of the insured's death that Union Central deems satisfactory. (See "Maturity Benefit", page 33.) Union Central may require return of the policy. The death benefit proceeds will be paid in a lump sum generally within seven calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid," page 43) or, if elected, under a payment option (see "Payment Options," page 34). The death benefit will be paid to the beneficiary. See "Selecting and Changing the Beneficiary," page 31.

Amount of Death Benefit Proceeds

The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If the date of death occurred during a grace period, the death benefit proceeds are the death benefit immediately prior to the start of the grace period, minus policy debt and minus any past due monthly deductions. Under certain circumstances, the amount of the death benefit may be further adjusted. See "Limits on Rights to Contest the Policy", page 43, and "Misstatement of Age or Sex," page 43.

If part or all of the death benefit is paid in one sum, Union
Central will pay interest on this sum as required by applicable state law from the date of receipt of due proof of the insured's death to the date of payment.

Death Benefit Options

You may choose one of two death benefit options, which will be used to determine the death benefit.

     Under Option A, the death benefit is the greater of:
     (i) the specified amount; or (ii) the Applicable Percentage of account value on the date of the insured's death (if you elected the guideline premium test) or the Factor multiplied by the account value on the date of the insured's death (if you elected the cash value accumulation test).

     Under Option B, the death benefit is the greater of:
     (i) the specified amount plus the account value on the date of the insured's death; or (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

When you apply for the policy, you will also choose one of two alternative tests to evaluate whether your policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments paid in a policy year may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a policy year, so long as the death benefit is large enough compared to the account value to meet the test requirements. A table showing the Applicable Percentages for Attained Ages 0 to 95 under the guideline premium test is included in Appendix B on page 55. Appendix B also includes a table showing the Factors that apply if you choose the cash value accumulation test. You may also choose one of two enhanced death benefit options when you apply for the policy that are designed to increase the death benefit on the life of the insured person at certain ages.

If investment performance is favorable, the amount of the death benefit may increase. However, under Option A, the death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option B, the death benefit will vary directly with account value, which reflects the investment performance of the subaccounts as well as interest credited to the guaranteed account. For an illustration of the impact that investment performance may have on the death benefit, see the illustrations beginning on page 34.

Under the guideline premium test, the "Applicable Percentage" is 250% when the insured's attained age is 40 or less, and decreases each year thereafter to 100% when the insured's attained age is 95.

Enhanced Death Benefit Option

You may choose one of two enhanced death benefit options when you apply for your policy. The two options establish increased death benefits on the life of the insured person at certain ages based on the life expectancy of the insured person. We offer two corridors, a nine-year corridor and a fifteen-year corridor. If you choose this option, your death benefit will be calculated using the factors shown in Appendix C on page 58. While this option is available free of charge, the enhanced death benefit may cause the cost of insurance to be higher than in a policy without this option. During the enhanced death benefit period, the death benefit will be increased if the death benefit is either the Applicable Percentage of account value (if you elected the guideline premium test) or the Factor multiplied by the account value (if you elected the cash value accumulation test). The same cost of insurance rates would then be charged on a greater risk amount, thereby increasing your total cost of insurance charged.

Initial Specified Amount and Death Benefit Option

The initial specified amount is set at the time the policy is issued. You may change the specified amount from time to time, as discussed below. You select the death benefit option when you apply for the policy. You also may change the death benefit option, as discussed below.

When you apply for the policy, you can combine coverage under either or both the Accounting Benefit Rider and the Annual Renewable Term Rider with coverage under the base policy to obtain the desired specified amount for an insured. You must allocate at least $25,000 to base specified amount. Otherwise there are no restrictions on how you allocate among base specified amount and ABR or ART specified amount. Use of these riders will lower the cost to you of insurance coverage.

Accounting Benefit Rider.
The Accounting Benefit Rider ("ABR") provides the opportunity to allocate part of the policy's specified amount to this rider. The use of this rider results in a higher cash value for the policy in the early years of the policy than would otherwise be the case, because there are no surrender charges associated with coverage under this rider and the monthly deductions associated with the specified amount allocated to the rider are correspondingly lower in early policy years than the monthly deduction that would be required for base policy coverage; monthly deductions are correspondingly higher in later policy years. The monthly deduction associated with the specified amount allocated to the rider is made up of both a cost of insurance charge and an ABR specified amount charge. The ABR specified amount charge is an amount per thousand of ABR specified amount and will vary based on sex, rate class, issue age, policy year and death benefit option. This rider is available only at issue.

Annual Renewable Term Rider.
The Annual Renewable Term Rider ("ART") provides the opportunity to allocate part of the policy's specified amount to this rider.
The ART Rider will adjust over time to maintain total death benefit coverage as described below.

The death benefit for the ART Rider is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The ART death benefit automatically adjusts daily as your base and ABR death benefit changes. The total death benefit depends on which death benefit option is in effect:

     Option A: If Option A is in effect, the total death benefit is the greater of:

           (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or ART); or
           (B) the Applicable Percentage of account value on the date of the insured's death (if you elected the guideline premium test) or the Factor multiplied by the account value on the date of the insured's death (if you elected the cash value accumulation test).

     Option B: If Option B is in effect, the total death benefit is the greater of:

           (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or ART), plus the account value; or
           (B) (ii) the Applicable Percentage of account value on the date of the insured's death (if you elected the guideline premium test) or the Factor multiplied by the account value on the date of the insured's death (if you elected the cash value accumulation test).

It is possible that the amount of your insurance coverage under the ART Rider may be zero if your base and ABR death benefit increases enough. The insurance coverage under the ART Rider can never be less than zero. Even when the insurance coverage is reduced to zero, your ART Rider remains in effect until you remove it from your policy. Therefore, if the base and ABR death benefit decreases to below the total death benefit, the ART Rider increases to maintain the total death benefit.

You may change the specified amount as described in this Prospectus.

There is no defined premium for a given amount of insurance coverage under the ART Rider. Instead, we deduct a monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the net amount at risk attributable to the rider in effect that month. The cost of insurance rates will be determined by us based on the age at issue, sex, and rate class of the insured, as well as the policy year. The current cost of insurance rates for this rider are lower than the cost of insurance rates for the base policy, however, the guaranteed cost of insurance rates are higher.

There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under the ART Rider. In some other circumstances, it may be in your interest to obtain a policy without term insurance rider coverage. These circumstances depend on many factors, including the premium levels and the amount and duration of coverage you choose, as well as the age, sex and premium class of the insured.

Changes in Death Benefit Option

You may change the death benefit option on your policy, by notice to us, subject to the following rules. The effective date of the change will be the monthly date next following the day that Union Central receives and accepts notice of the request for change. Union Central may require satisfactory evidence of insurability. A change in the death benefit option may have adverse tax consequences. You should consult counsel or another competent tax adviser before changing the death benefit option.

When a change from Option A to Option B is made, unless requested by notice to us, the specified amount after the change is effected will be equal to the specified amount before the change less the account value on the effective date of the change. When a change from Option B to Option A is made, unless requested by notice to us, the specified amount after the change will be equal to the specified amount before the change is effected and the death benefit will be reduced by the account value on the effective date of the change.

Changes in Specified Amount

When you apply for your policy, you may allocate part of your initial specified amount to the Accounting Benefit Rider or the Annual Renewable Term Rider (see "Supplemental and/or Rider Benefits", page 44). This allocation will have an effect on the monthly deductions made from your policy. After your policy is issued, you may request a change in the specified amount, by notice to us, subject to the following rules. If a change in the specified amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your policy as a life insurance contract, Union Central will refund promptly to the owner the amount of such excess above the premium limitations.

The minimum amount of any decrease in specified amount is $5,000, and any decrease in specified amount will become effective on the monthly date next following the date that notice requesting the decrease is received and approved by us. Union Central reserves the right to decline a requested decrease in the specified amount if compliance with current tax law resulting from this decrease would result in immediate termination of the policy, or if to effect the requested decrease, payments to the owner would have to be made from the accumulated value for compliance with applicable tax law, and the amount of such payments would exceed the cash surrender value under the policy.

Decreasing the specified amount of the policy may have the effect of decreasing monthly cost of insurance charges. Decreasing the specified amount of the policy may have adverse tax consequences. Any decrease in specified amount will be made in proportion to the specified amount attributable to the base policy, the Accounting Benefit Rider and the Annual Renewable Term Rider.

Any increase in the specified amount must be at least $5,000 (unless the increase is effected pursuant to a rider providing for automatic increases in specified amount), and an application must be submitted. Any increase that is not guaranteed by rider will require satisfactory evidence of insurability and must meet Union Central's underwriting rules. A change in planned periodic premiums may be advisable. See "Premium Payments Upon Increase in Specified Amount," page 17. The increase in specified amount will become effective on the monthly date next following the date the request for the increase is received and approved, and the account value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in specified amount. You can increase your ART specified amount at any time. You can increase your ABR and base specified amount at any time, so long as they remain in the same proportions as they were when your policy was issued. ART and ABR specified amount increases will have an effective date as shown in the supplemental policy schedule you receive at the time of the increase.

A new administrative surrender charge period will apply only to the increased base specified amount, starting with the effective date of the increase. (See "Surrender Charge," page 25.)

Changing the specified amount of the policy may have adverse tax consequences. You should consult counsel or another competent tax adviser before changing the specified amount.

Selecting and Changing the Beneficiary

You select one or more beneficiary(ies) in your application. You may later change the beneficiary(ies) in accordance with the terms of the policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the death benefit proceeds under the policy. If the insured dies and there is no surviving beneficiary, the owner or the estate of the owner will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's consent must be obtained to change the beneficiary.

                     CASH BENEFITS
--------------------------------------------------------------

Loans

After the first policy year and while the insured is living, and provided the policy is not in the grace period, you may borrow against your policy at any time by submitting notice to the home office. (In certain states, loans may also be available during the first policy year.) The minimum amount of any loan request is $500 (subject to state regulation). The maximum loan amount is equal to the sum of 90% of the variable account, plus 100% of the guaranteed account, less any surrender charges that would be applicable on the effective date of the loan, less loan interest to the annual date. Outstanding loans reduce the amount available for new loans. Loans will be processed as of the date your notice is received and approved. Loan proceeds generally will be sent to you within seven calendar days. See "When Proceeds Are Paid," page 43, and "Transfers from the Guaranteed Account," page 22. Policy loans may have tax consequences. See "Tax Considerations," page 47.

Interest.
Each year Union Central will set the annual loan interest rate. The rate will never be more than the maximum permitted by law, and will not be changed more frequently than once per year. The rate for a policy year may not exceed the greater of (i) the Published Monthly Average for the calendar month ending two months before the annual date at the beginning of the policy year; or (ii) the guaranteed minimum interest rate applicable to the guaranteed account, plus 1.0%. The Published Monthly Average means Moody's Corporate Bond Yield Average - Monthly Average Corporates, as published by Moody's Investor Service, Inc., or any successor to that service; or if the average is no longer published, a substantially similar average, established by regulation issued by the insurance supervisory official of the state in which the policy is delivered.

Union Central will notify owners of the initial rate of interest when a loan is made. We will notify the owner at least thirty days in advance of any increase in the annual loan interest rate applicable to any outstanding loan.

Interest is due and payable at the end of each policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

Policy Debt.
Outstanding loans (including unpaid interest added to the loan) plus accrued interest not yet due equals the policy debt.

Loan Collateral.
When a policy loan is made, an amount sufficient to secure the loan is transferred out of the variable account and the guaranteed account and into the policy's loan account. Thus, a loan will have no immediate effect on the account value, but other policy values, such as the cash surrender value and the death benefit proceeds, will be reduced immediately by the amount transferred to the loan account. This transfer is made against the account value in each subdivision and the guaranteed account in proportion to the account value in each on the effective date of the loan, unless the owner specifies that transfers be made from specific subdivisions. An amount of account value equal to any due and unpaid loan interest which exceeds interest credited to the loan account will also be transferred to the loan account on each annual date. Such interest will be transferred from each subdivision and the guaranteed account in the same proportion that account value in each subdivision and the guaranteed account bears to the total unloaned account value.

The loan account will be credited with interest at an effective annual rate of not less than the annual loan interest rate, less 1.5% during the first ten policy years, and 0.25% thereafter. Thus, the maximum net cost of a loan per year is 1.5% during the first ten policy years, and 0.25% thereafter (the net cost of a loan is the difference between the rate of interest charged on policy loans and the amount credited on the equivalent amount held in the loan account). Union Central will determine the rate of interest to be credited to the loan account in its sole discretion, and the rate may change from time to time. The tax treatment of loans after the first ten policy years is uncertain. You should consult counsel or another competent tax adviser about such loans.

Loan Repayment; Effect if Not Repaid.
You may repay all or part of your policy debt at any time while the insured is living and the policy is in force. Loan repayments must be sent to the home office and will be credited as of the date received. The owner may give us notice that a specific unscheduled premium made while a loan is outstanding is to be applied as a loan repayment. (Loan repayments, unlike unscheduled premiums, are not subject to premium expense charges.) We will apply any planned periodic premiums, and any unscheduled premiums without notice, as premium payments. When a loan repayment is made, account value in the loan account in an amount equivalent to the repayment is transferred from the loan account to the subdivisions and the guaranteed account. Thus, a loan repayment will have no immediate effect on the account value, but other policy values, such as the cash surrender value, will be increased immediately by the amount of the loan repayment. Amounts will be transferred to the subdivisions and the guaranteed account in accordance with the owner's current net premium allocation instructions.

If the death benefit becomes payable while a loan is outstanding, the policy debt will be deducted in calculating the death benefit proceeds.

If on a monthly date the cash value less any policy debt (the cash surrender value) is less than the amount of the monthly deduction due for the following policy month, the policy will be in default. You, and any assignee of record, will be sent notice of the default. You will have a 61-day grace period to submit a sufficient payment to avoid termination of coverage under the policy. The notice will specify the amount that must be repaid to prevent termination.

Effect of Policy Loan.
A loan, whether or not repaid, will have a permanent effect on the death benefit and policy values because the investment results of the subaccounts of the separate account and current interest rates credited on account value in the guaranteed account will apply only to the non-loaned portion of the account value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the guaranteed account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the subaccounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a policy to terminate. Please consult your counsel or another competent tax adviser concerning the tax treatment of policy loans, and the adverse tax consequences if a policy lapses with loans outstanding. In addition, if your policy is a modified endowment contract, loans may be currently taxable and subject to a 10% penalty tax.

Surrendering the Policy for Cash Surrender Value

You may surrender your policy at any time for its cash surrender value by submitting notice to the home office. Union Central may require return of the policy. A surrender charge may apply. See "Surrender Charge," page 25. A surrender request will be processed as of the date your notice and all required documents are received. Payment will generally be made within seven calendar days. See "When Proceeds are Paid," page 43, and "Transfers from the Guaranteed Account," page 22. The cash surrender value may be taken in one lump sum or it may be applied to a payment option acceptable to you and to us. See "Payment Options," shown below at page 34. Your policy will terminate and cease to be in force if it is surrendered. It cannot later be reinstated. A surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also trigger a 10% penalty tax. See "Tax Considerations," page 47.

Partial Cash Surrenders

You may make partial cash surrenders under your policy at any time subject to the conditions below. You must submit notice to the home office. Each partial cash surrender must be at least $500. The partial surrender amount may not exceed the cash surrender value. There is no fee or charge imposed on a partial cash surrender. As of the date Union Central receives notice of a partial cash surrender request, the cash value will be reduced by the partial cash surrender amount.

Unless the owner requests that a partial cash surrender be deducted from specified subdivisions, the partial cash surrender amount will be deducted from your account value in the subdivisions and in the guaranteed account pro-rata in proportion to the account value in each.

If death benefit Option A is in effect, Union Central will reduce the specified amount by the partial cash surrender amount. Union
Central may reject a partial cash surrender request if the partial cash surrender would cause the policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by Union Central.

Partial cash surrender requests will be processed as of the date notice is received by us, and generally will be paid within seven calendar days. See "When Proceeds Are Paid," page 43, and
"Transfers from the Guaranteed Account," page 22.

A partial cash surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also trigger a 10% penalty tax. See "Tax Considerations," page 47.

Maturity Benefit

The maturity date is the insured's age 100. If the policy is still in force on the maturity date, the maturity benefit will be paid to you. The maturity benefit is equal to the cash surrender value on the maturity date. The maturity date can be extended. See "Maturity Extension Endorsement," page 45.

Payment Options

Surrender proceeds and death benefit proceeds under the policy are generally payable in a lump sum. We may offer alternative payment options. Owners or beneficiaries should contact Union Central or their Union Central agent for information regarding payment options that may be available at the time of payment. In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the accounts.


  ILLUSTRATIONS OF ACCOUNT VALUES, CASH SURRENDER VALUES,
      DEATH BENEFITS AND ACCUMULATED PREMIUM PAYMENTS
--------------------------------------------------------------

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned periodic premiums accumulated at 5% interest compounded annually. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subdivisions available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.841% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the actual expense ratios of each of the portfolios for the last fiscal year. For information on the portfolios' expenses, see the prospectuses for the portfolios accompanying this Prospectus.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of - 1.578%, 4.327%, and 10.232%, respectively, during the first ten policy years, and -1.085%, 4.850%, and 10.785, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

Certain of the illustrations reflect the choice of guideline premium test or cash value accumulation test, and all of the illustrations reflect the choice of allocating a portion of your specified amount to the Accounting Benefit Rider and the Annual Renewable Term Rider.

The illustrations are based on Union Central's sex distinct preferred rates. Upon request, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                       VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 45          EXECUTIVE EDGE        $300,000  SPECIFIED AMOUNT
PREFERRED                $5,000 ANNUAL PREMIUM        DEATH BENEFIT OPTION A
VARIABLE INVESTMENT       USING CURRENT CHARGES      GUIDELINE PREMIUM TEST

                                                                 CASH
                DEATH BENEFIT          ACCOUNT VALUE         SURRENDER VALUE
             --------------------   --------------------  --------------------
    PREMIUMS Assuming Hypothetical  Assuming Hypothetical Assuming Hypothetical
    ACCUM.       Gross Annual           Gross Annual          Gross Annual
     AT 5%   Investment Return of   Investment Return of  Investment Return of
END INTEREST --------------------   --------------------  --------------------
OF   PER     0%     6%      12%     0%      6%     12%    0%      6%     12%
YEAR YEAR   Gross   Gross   Gross   Gross  Gross  Gross   Gross  Gross  Gross
---- ----   -----   -----   -----   -----  -----  -----   -----  -----  -----
1     5250  300000  300000  300000   4007   4268    4529   3114    3374   3636
2    10763  300000  300000  300000   7837   8604    9403   6943    7710   8509
3    16551  300000  300000  300000  11475  12994   14640  10581   12100  13749
4    22628  300000  300000  300000  14948  17467   20307  14054   16573  19414
5    29010  300000  300000  300000  18256  22025   26449  17362   21132  25555

6    35710  300000  300000  300000  21444  26715   33159  20639   25911  32355
7    42746  300000  300000  300000  24535  31569   40525  23820   30854  39811
8    50133  300000  300000  300000  27519  36579   48602  26893   35953  47977
9    57889  300000  300000  300000  30445  41804   57518  29909   41268  56982
10   66034  300000  300000  300000  33313  47253   67361  32866   46806  66914

11   74586  300000  300000  300000  36599  53506   78936  36241   53148  78579
12   83565  300000  300000  300000  39884  60109   91831  39616   59841  91563
13   92993  300000  300000  300000  43178  67090  106199  42999   66911 106020
14  102893  300000  300000  300000  46485  74472  122207  46393   74383 122117
15  113287  300000  300000  300000  49809  82277  140035  49809   82277 140035

20  173596  300000  300000  321174  64749 126717  263258  64749  126717 263258
25  250567  300000  300000  543874  76021 182063  468857  76021  182063 468857
30  348804  300000  300000  866681  82219 252787  809982  82219  252787 809982

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100000 to base, $100000 to the Accounting Benefit Rider, $100000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.578%, 4.327% and 10.232% respectively, during the first ten policy years and -1.085%, 4.850% and 10.785% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE
 AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF
RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT
ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE
DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN
AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO
FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY
OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                       VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 45          EXECUTIVE EDGE        $300,000  SPECIFIED AMOUNT
PREFERRED                $5,000 ANNUAL PREMIUM        DEATH BENEFIT OPTION A
VARIABLE INVESTMENT     USING GUARANTEED CHARGES      GUIDELINE PREMIUM TEST

                                                                 CASH
                DEATH BENEFIT          ACCOUNT VALUE         SURRENDER VALUE
             --------------------   --------------------  --------------------
    PREMIUMS Assuming Hypothetical  Assuming Hypothetical Assuming Hypothetical
    ACCUM.       Gross Annual           Gross Annual          Gross Annual
     AT 5%   Investment Return of   Investment Return of  Investment Return of
END INTEREST --------------------   --------------------  --------------------
OF   PER     0%     6%      12%     0%      6%     12%    0%      6%     12%
YEAR YEAR   Gross   Gross   Gross   Gross  Gross  Gross   Gross  Gross  Gross
---- ----   -----   -----   -----   -----  -----  -----   -----  -----  -----
1     5250  300000  300000  300000   3298   3533    3768   2405    2640   2875
2    10763  300000  300000  300000   6618   7295    8002   5724    6402   7109
3    16551  300000  300000  300000   9762  11097   12545   8869   10203  11651
4    22628  300000  300000  300000  12742  14947   17437  11849   14054  16544
5    29010  300000  300000  300000  15538  18828   22696  14644   17934  21802

6    35710  300000  300000  300000  18159  22749   28371  17355   21945  27567
7    42746  300000  300000  300000  20590  26695   34491  19875   25981  33776
8    50133  300000  300000  300000  22802  30639   41076  22177   30014  40451
9    57889  300000  300000  300000  24831  34617   48220  24295   34081  47684
10   66034  300000  300000  300000  26656  38609   55966  26209   38162  55519

11   74586  300000  300000  300000  28796  43226   65121  28438   42869  64764
12   83565  300000  300000  300000  30704  47886   75139  30436   47618  74871
13   92993  300000  300000  300000  32370  52585   86125  32191   52406  85946
14  102893  300000  300000  300000  33777  57315   98198  33688   57226  98108
15  113287  300000  300000  300000  34895  62058  111486  34895   62058 111486

20  173596  300000  300000  300000  34798  85071  202565  34798   85071 202585
25  250567  300000  300000  417662  19718 103497  360054  19718  103497 360054
30  348804       0  300000  662382      0 108998  619048      0  108998 619048

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense
    Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100000 to base, $100000 to the Accounting Benefit Rider, $100000 to the Annual Renewable Term Rider, a monthly administrative charge of $25.00 per month in year 1, and $10.00 per month thereafter, the ABR specified amount charge and a mortality and expense risk charge of 0.75% of assets during the first ten policy years and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.578%, 4.327% and 10.232%
    respectively,during the first ten policy years and -1.085%, 4.850% and 10.785% thereafter.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE
AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A
NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS
MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM
THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%
OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE
OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS
THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED
FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                       VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 45          EXECUTIVE EDGE        $300,000  SPECIFIED AMOUNT
PREFERRED                $5,000 ANNUAL PREMIUM        DEATH BENEFIT OPTION B
VARIABLE INVESTMENT       USING CURRENT CHARGES      GUIDELINE PREMIUM TEST

                                                                 CASH
                DEATH BENEFIT          ACCOUNT VALUE         SURRENDER VALUE
             --------------------   --------------------  --------------------
    PREMIUMS Assuming Hypothetical  Assuming Hypothetical Assuming Hypothetical
    ACCUM.       Gross Annual           Gross Annual          Gross Annual
     AT 5%   Investment Return of   Investment Return of  Investment Return of
END INTEREST --------------------   --------------------  --------------------
OF   PER     0%     6%      12%     0%      6%     12%    0%      6%     12%
YEAR YEAR   Gross   Gross   Gross   Gross  Gross  Gross   Gross  Gross  Gross
---- ----   -----   -----   -----   -----  -----  -----   -----  -----  -----
1     5250  303995  304255  304516   3995   4255    4516   3102    3362   3622
2    10763  307729  308490  309282   7729   8490    9282   6835    7596   8389
3    16551  311197  312694  314317  11197  12694   14317  10303   11801  13423
4    22628  314415  316879  319659  14415  16879   19659  13521   15985  18765
5    29010  317384  321040  325337  17384  21040   25337  16491   20147  24443

6    35710  320151  325222  331431  20151  25222   31431  19347   24418  30627
7    42746  322746  329451  338011  22746  29451   38011  22031   28736  37296
8    50133  325167  333727  345125  25167  33727   45125  24542   33102  44499
9    57889  327528  338165  352942  27528  38165   52942  26992   37629  52406
10   66034  329828  342770  361534  29828  42770   61534  29381   42324  61087

11   74586  333000  348586  372157  33000  48586   72157  32643   48228  71800
12   83565  336163  354709  383953  36163  54709   83953  35895   54441  83685
13   92993  339328  361167  397059  39328  61167   97059  39150   60988  96881
14  102893  342503  367983  411627  42503  67983  111627  42414   67894 111538
15  113287  345692  375180  427817  45692  75180  127817  45692   75180 127817

20  173596  359462  414915  537013  59462 114915  237013  59462  114915 237013
25  250567  368268  460406  713685  68268 160406  413685  68268  160406 413685
30  348804  369945  510404  999794  69945 210404  699794  69945  210404 699794

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense
    Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100000 to base, $100000 to the Accounting Benefit Rider, $100000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.578%, 4.327% and 10.232% respectively, during the first ten policy years and -1.085%, 4.850% and 10.785% thereafter.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE
AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A
NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS
MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM
THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%
OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR
BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS
THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR
ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                      VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 45          EXECUTIVE EDGE        $300,000  SPECIFIED AMOUNT
PREFERRED                $5,000 ANNUAL PREMIUM        DEATH BENEFIT OPTION B
VARIABLE INVESTMENT     USING GUARANTEED CHARGES      GUIDELINE PREMIUM TEST

                                                                 CASH
                DEATH BENEFIT          ACCOUNT VALUE         SURRENDER VALUE
             --------------------   --------------------  --------------------
    PREMIUMS Assuming Hypothetical  Assuming Hypothetical Assuming Hypothetical
    ACCUM.       Gross Annual           Gross Annual          Gross Annual
     AT 5%   Investment Return of   Investment Return of  Investment Return of
END INTEREST --------------------   --------------------  --------------------
OF   PER     0%     6%      12%     0%      6%     12%    0%      6%     12%
YEAR YEAR   Gross   Gross   Gross   Gross  Gross  Gross   Gross  Gross  Gross
---- ----   -----   -----   -----   -----  -----  -----   -----  -----  -----
1     5250  303285  303519  303754   3285   3519    3754   2392    2625   2860
2    10763  306507  307178  307879   6507   7178    7879   5614    6285   6985
3    16551  309482  310794  312218   9482  10794   12218   8588    9900  11324
4    22628  312208  314357  316786  12208  14357   16786  11314   13463  15892
5    29010  314664  317840  321580  14664  17840   21580  13770   16947  20686

6    35710  316860  321246  326630  16860  21246   26630  16056   20442  25825
7    42746  318780  324550  331938  18780  24550   31938  18065   23835  31224
8    50133  320405  327724  337510  20405  27724   37510  19779   27098  36884
9    57889  321828  330854  343465  21828  30854   43465  21292   30318  42928
10   66034  323027  333909  349813  23027  33909   49813  22580   33463  49366

11   74586  324971  337951  357786  24971  37951   57786  24613   37593  57428
12   83565  326643  341929  366352  26643  41929   66352  26375   41661  66084
13   92993  328032  345826  375560  28032  45826   75560  27853   45648  75381
14  102893  329117  349615  385454  29117  49615   85454  29027   49526  85365
15  113287  329864  353251  396070  29864  53251   96070  29864   53251  96070

20  173596  327103  367176  461156  27103  67176  161156  27103   67176 161156
25  250567  308472  366428  548712   8472  66428  248712   8472   66428 248712
30  348804       0  334709  659744      0  34709  359744      0   34709 359744

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense
    Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100000 to base, $100000 to the Accounting Benefit Rider, $100000 to the Annual Renewable Term Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.578%, 4.327% and 10.232% respectively, during the first ten policy years and -1.085%, 4.850% and 10.785% thereafter.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND
ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER
OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND
ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED  0%, 6% OR 12%
OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS
THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR
ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 45         EXECUTIVE EDGE         $300,000  SPECIFIED AMOUNT
PREFERRED              $5,000 ANNUAL PREMIUM          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT    USING CURRENT CHARGES    CASH VALUE ACCUMULATION TEST

                                                                 CASH
                DEATH BENEFIT          ACCOUNT VALUE         SURRENDER VALUE
             --------------------   --------------------  --------------------
    PREMIUMS Assuming Hypothetical  Assuming Hypothetical Assuming Hypothetical
    ACCUM.       Gross Annual           Gross Annual          Gross Annual
     AT 5%   Investment Return of   Investment Return of  Investment Return of
END INTEREST --------------------   --------------------  --------------------
OF   PER     0%     6%      12%     0%      6%     12%    0%      6%     12%
YEAR YEAR   Gross   Gross   Gross   Gross  Gross  Gross   Gross  Gross  Gross
---- ----   -----   -----   -----   -----  -----  -----   -----  -----  -----
1     5250  300000  300000  300000   4007   4268    4529   3114    3374   3636
2    10763  300000  300000  300000   7837   8604    9403   6943    7710   8509
3    16551  300000  300000  300000  11475  12994   14640  10581   12100  13749
4    22628  300000  300000  300000  14948  17467   20307  14054   16573  19414
5    29010  300000  300000  300000  18256  22025   26449  17362   21132  25555

6    35710  300000  300000  300000  21444  26715   33159  20639   25911  32355
7    42746  300000  300000  300000  24535  31569   40525  23820   30854  39811
8    50133  300000  300000  300000  27519  36579   48602  26893   35953  47977
9    57889  300000  300000  300000  30445  41804   57518  29909   41268  56982
10   66034  300000  300000  300000  33313  47253   67361  32866   46806  66914

11   74586  300000  300000  300000  36599  53506   78936  36241   53148  78579
12   83565  300000  300000  300000  39884  60109   91831  39616   59841  91563
13   92993  300000  300000  300000  43178  67090  106196  42999   66911 106017
14  102893  300000  300000  300000  46485  74472  122196  46393   74383 122107
15  113287  300000  300000  300000  49809  82277  140011  49809   82277 140011

20  173596  300000  300000  456108  64749 126711  261287  64749  126711 261287
25  250567  300000  300000  708922  76021 181943  458058  76021  181943 458058
30  348804  300000  350153 1081812  82219 251141  775909  82219  251141 775909

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense
    Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100000 to base, $100000 to the Accounting Benefit Rider, $100000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.578%, 4.327% and 10.232% respectively, during the first ten policy years and -1.085%, 4.850% and 10.785% thereafter.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND
ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY
BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A
NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS
MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM
THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%
OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE
OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS
THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR
ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                       VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 45          EXECUTIVE EDGE         $300,000  SPECIFIED AMOUNT
PREFERRED               $5,000 ANNUAL PREMIUM          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT   USING GUARANTEED CHARGES   CASH VALUE ACCUMULATION TEST

                                                                 CASH
                DEATH BENEFIT          ACCOUNT VALUE         SURRENDER VALUE
             --------------------   --------------------  --------------------
    PREMIUMS Assuming Hypothetical  Assuming Hypothetical Assuming Hypothetical
    ACCUM.       Gross Annual           Gross Annual          Gross Annual
     AT 5%   Investment Return of   Investment Return of  Investment Return of
END INTEREST --------------------   --------------------  --------------------
OF   PER     0%     6%      12%     0%      6%     12%    0%      6%     12%
YEAR YEAR   Gross   Gross   Gross   Gross  Gross  Gross   Gross  Gross  Gross
---- ----   -----   -----   -----   -----  -----  -----   -----  -----  -----
1     5250  300000  300000  300000   3298   3533    3768   2405    2640   2875
2    10763  300000  300000  300000   6618   7295    8002   5724    6402   7109
3    16551  300000  300000  300000   9762  11097   12545   8869   10203  11651
4    22628  300000  300000  300000  12742  14947   17437  11849   14054  16544
5    29010  300000  300000  300000  15538  18828   22696  14644   17934  21802

6    35710  300000  300000  300000  18159  22749   28371  17355   21945  27567
7    42746  300000  300000  300000  20590  26695   34491  19875   25981  33776
8    50133  300000  300000  300000  22802  30639   41076  22177   30014  40451
9    57889  300000  300000  300000  24831  34617   48220  24295   34081  47684
10   66034  300000  300000  300000  26656  38609   55966  26209   38162  55519

11   74586  300000  300000  300000  28796  43226   65121  28438   42869  64764
12   83565  300000  300000  300000  30704  47886   75139  30436   47618  74871
13   92993  300000  300000  300000  32370  52585   86125  32191   52406  85946
14  102893  300000  300000  300000  33777  57315   98198  33688   57226  98108
15  113287  300000  300000  300000  34895  62058  111502  34895   62058 111502

20  173596  300000  300000  353251  34798  85071  202364  34798   85071 202364
25  250567  300000  300000  529260  19718 103497  341972  19718  103497 341972
30  348804       0  300000  763617      0 108998  547690      0  108998 547690

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100000 to base, $100000 to the Accounting Benefit Rider, $100000 to the Annual Renewable Term Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge ,and a mortality and expense risk charge of 0.75% of assets during the first ten policy years and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.578%, 4.327% and 10.232% respectively during the first ten policy years and -1.085%, 4.850% and 10.785% thereafter.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND
ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER
OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND
ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12%
OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS
THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR
ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                      VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 45         EXECUTIVE EDGE        $300,000  SPECIFIED AMOUNT
PREFERRED              $5,000 ANNUAL PREMIUM         DEATH BENEFIT OPTION B
VARIABLE INVESTMENT    USING CURRENT CHARGES   CASH VALUE ACCUMULATION TEST

                                                                 CASH
                DEATH BENEFIT          ACCOUNT VALUE         SURRENDER VALUE
             --------------------   --------------------  --------------------
    PREMIUMS Assuming Hypothetical  Assuming Hypothetical Assuming Hypothetical
    ACCUM.       Gross Annual           Gross Annual          Gross Annual
     AT 5%   Investment Return of   Investment Return of  Investment Return of
END INTEREST --------------------   --------------------  --------------------
OF   PER     0%     6%      12%     0%      6%     12%    0%      6%     12%
YEAR YEAR   Gross   Gross   Gross   Gross  Gross  Gross   Gross  Gross  Gross
---- ----   -----   -----   -----   -----  -----  -----   -----  -----  -----
1     5250  303995  304255  304516   3995   4255    4516   3102    3362   3622
2    10763  307729  308490  309282   7729   8490    9282   6835    7596   8389
3    16551  311197  312694  314317  11197  12694   14317  10303   11801  13423
4    22628  314415  316879  319659  14415  16879   19659  13521   15985  18765
5    29010  317384  321040  325337  17384  21040   25337  16491   20147  24443

6    35710  320151  325222  331431  20151  25222   31431  19347   24418  30627
7    42746  322746  329451  338011  22746  29451   38011  22031   28736  37296
8    50133  325167  333727  345125  25167  33727   45125  24542   33102  44499
9    57889  327528  338165  352942  27528  38165   52942  26992   37629  52406
10   66034  329828  342770  361534  29828  42770   61534  29381   42324  61087

11   74586  333000  348586  372157  33000  48586   72157  32643   48228  71800
12   83565  336163  354709  383953  36163  54709   83953  35895   54441  83685
13   92993  339328  361167  397059  39328  61167   97059  39150   60988  96881
14  102893  342503  367983  411627  42503  67983  111627  42414   67894 111538
15  113287  345692  375180  427817  45692  75180  127817  45692   75180 127817

20  173596  359462  414915  537013  59462 114915  237013  59462  114915 237013
25  250567  368268  460406  713674  68268 160406  413674  68268  160406 413674
30  348804  369945  510404  999607  69945 210404  699607  69945  210404 699607

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100000 to base, $100000 to the Accounting Benefit Rider, $100000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.578%, 4.327% and 10.232% respectively during the first ten policy years and -1.085%, 4.850% and 10.785% thereafter.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND
ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER
OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN
OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT
VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A
PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION
CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE
HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE
YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                       VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 45         EXECUTIVE EDGE           $300,000 SPECIFIED AMOUNT
PREFERRED              $5,000 ANNUAL PREMIUM           DEATH BENEFIT OPTION B
VARIABLE INVESTMENT   USING GUARANTEED CHARGES    CASH VALUE ACCUMULATION TEST

                                                                 CASH
                DEATH BENEFIT          ACCOUNT VALUE         SURRENDER VALUE
             --------------------   --------------------  --------------------
    PREMIUMS Assuming Hypothetical  Assuming Hypothetical Assuming Hypothetical
    ACCUM.       Gross Annual           Gross Annual          Gross Annual
     AT 5%   Investment Return of   Investment Return of  Investment Return of
END INTEREST --------------------   --------------------  --------------------
OF   PER     0%     6%      12%     0%      6%     12%    0%      6%     12%
YEAR YEAR   Gross   Gross   Gross   Gross  Gross  Gross   Gross  Gross  Gross
---- ----   -----   -----   -----   -----  -----  -----   -----  -----  -----
1     5250  303285  303519  303754   3285   3519    3754   2392   2625   2860
2    10763  306507  307178  307879   6507   7178    7879   5614   6285   6985
3    16551  309482  310794  312218   9482  10794   12218   8588   9900  11324
4    22628  312208  314357  316786  12208  14357   16786  11314  13463  15892
5    29010  314664  317840  321580  14664  17840   21580  13770  16947  20686

6    35710  316860  321246  326630  16860  21246   26630  16056  20442  25825
7    42746  318780  324550  331938  18780  24550   31938  18065  23835  31224
8    50133  320405  327724  337510  20405  27724   37510  19779  27098  36884
9    57889  321828  330854  343465  21828  30854   43465  21292  30318  42928
10   66034  323027  333909  349813  23027  33909   49813  22580  33463  49366

11   74586  324971  337951  357786  24971  37951   57786  24613  37593  57428
12   83565  326643  341929  366352  26643  41929   66352  26375  41661  66084
13   92993  328032  345826  375560  28032  45826   75560  27853  45648  75381
14  102893  329117  349615  385454  29117  49615   85454  29027  49526  85365
15  113287  329864  353251  396070  29864  53251   96070  29864  53251  96070

20  173596  327103  367176  461156  27103  67176  161156  27103  67176 161156
25  250567  308472  366428  548712   8472  66428  248712   8472  66428 248712
30  348804       0  334709  659744      0  34709  359744      0  34709 359744

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense
    Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100000 to base, $100000 to the Accounting Benefit Rider, $100000 to the Annual Renewable Term Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.578%, 4.327% and 10.232% respectively during the first ten policy years and -1.085%, 4.850% and 10.785% thereafter.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE
AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF
RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT
ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE
DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN
AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO
FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE
COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES
OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

          OTHER POLICY BENEFITS AND PROVISIONS
--------------------------------------------------------------

Incontestability.
Subject to state regulation, Union Central will not contest the policy, or any supplemental and/or rider benefits (except accidental death and/or disability benefits), after the policy or rider has been in force during the insured's lifetime for two years from the issue date or the effective date of the rider, unless fraud is involved. Any increase in the specified amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the insured for two years after the effective date of the increase.

Suicide Exclusion.
Subject to state regulation, if the insured dies by suicide within two years after the issue date, we will not pay a death benefit. The policy will be terminated, and we will return the premium payments made before death, less any policy debt and any partial cash surrenders. If the insured dies by suicide within two years after an increase in specified amount that is subject to evidence of insurability, we will not pay any death benefit attributable to the increase. In such case, prior to calculating the death benefit, Union Central will restore to the cash value the sum of the monthly cost of insurance charges made for that increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex.
If the insured's age or sex has been misstated in the application for the policy or in any application for supplemental and/or rider benefits:

     if the misstatement becomes known after the death of the insured, then the death benefit under the policy or such supplemental and/or rider benefits will be adjusted to the correct amount (reflecting the correct age or sex) for the monthly deduction made for the month in which death occurred;

     if the misstatement becomes known during the lifetime of the insured, policy values will be adjusted to those based on the correct monthly deductions
     (reflecting the correct age or sex) since the policy date. If the policy's values are insufficient to cover the monthly deduction on the prior monthly date, the grace period will be deemed to have begun on such date, and notification will be sent to the owner at least 61 days prior to the end of the grace period.

Other Changes.
At any time Union Central may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue
Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

Union Central will ordinarily pay any death benefit proceeds, loan proceeds, partial cash surrender proceeds, or full surrender proceeds within seven calendar days after receipt at the home office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, Union Central may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the New York Stock Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of separate account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Union Central's policy owners. See also "Payment Deferral from the Guaranteed Account," page 22.

Please note: If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block an owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans, or death benefits until instructions are secured from the appropriate regulator.

Reports to Policy Owners

Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other information required by law. You will receive similar reports each calendar quarter as well You will also be sent an annual and a semi-annual report for each portfolio underlying a subdivision to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, portfolio rebalancing, dollar cost averaging, earnings sweeps, and redemptions to cover monthly cost of insurance expenses.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Assignment

The policy may be assigned in accordance with its terms. In order for any assignment to be binding upon Union Central, it must be in writing and filed at the home office. Once Union Central has received a signed copy of the assignment, the owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. Union Central assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt. Assigning the policy may have tax consequences. You should consult counsel or another competent tax adviser before assigning the policy.

Reinstatement

The policy may be reinstated within five years after lapse and before the maturity date, subject to compliance with certain conditions, including the payment of a necessary premium payment and submission of satisfactory evidence of insurability. See your policy for further information.

Supplemental and/or Rider Benefits

The following supplemental and/or rider benefits may be available and added to your policy. Any monthly charges for these benefits and/or riders will be deducted from your account value as part of the monthly deduction (see page 22). The supplemental and/or rider benefits available with the policies provide fixed benefits that do not vary with the investment experience of the separate account.

     Term Insurance Rider for Other Insured Persons. Provides a death benefit amount payable on the death of other insured persons specified. The other insured death benefit amount may be changed, subject to certain conditions. In addition, the rider coverage may be converted to a new policy on the other insured, subject to certain conditions.

     Scheduled Increase Option Rider for the Insured. Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase is specified in the rider. The rate class applicable to the scheduled increases will be the rate class of the insured on the issue date of the rider. There is no cost for this rider.

     Guaranteed Death Benefit Rider (No-Lapse Rider in
     Maryland). Provides that the policy will remain in force and will not lapse before the expiration date of the rider shown on the schedule page of your contract, provided that the sum of premium payments to date, less any partial cash surrenders and any policy debt, equals or exceeds the minimum monthly premium for the rider times the number of policy months since the policy date. The rider extends the minimum guaranteed period under your policy from three years to thirty years or until you are 65 years old, whichever occurs earlier. This rider terminates on any monthly date when the sum of premium payments, less any partial cash surrenders and any policy debt, is less than the minimum monthly premium for the rider multiplied by the number of policy months since the policy date.
     Once terminated, this rider will not be reinstated.
     This rider is not available for all ages and rate classes, in all states, or under certain circumstances where the Term Insurance Rider for Other Insured
     Persons is also added to the policy.

     Cost of Living Rider for the Insured. Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase will be based on increases in the Consumer Price Index, as specified in the rider.
     The rate class applicable to the cost of living increases will be the rate class of the insured on the issue date of the rider. There is no cost for this rider.

     Guaranteed Insurability Option Rider. Provides the right to increase the specified amount on each option date by the benefit amount shown in the rider. No evidence of insurability will be required. Option dates are the annual dates nearest the insured's 25th, 28th, 31st, 34th, 37th, and 40th birthdays. Option dates may be advanced in the event of the insured's marriage or adoption of a child.

     Accidental Death Benefit Rider. Provides an additional death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

     Total Disability Benefit Rider - Waiver of Monthly
     Deduction. Provides for waiver of the monthly deduction during the total disability of the insured.

     Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed. Provides for the crediting to the policy as premium payments the monthly total disability benefit set forth in the rider during the total disability of the insured.

     Children's Insurance Rider. Provides a death benefit payable on the death of a child of the insured. More than one child can be covered. There is no cash value for this benefit.

     Insurance Exchange Rider. Provides the right to exchange the policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured, and may result in a cost or credit to the owner. The new policy can be any adjustable life insurance policy issued by Union
     Central at the time the exchange privilege is exercised. The policy date for the new policy will generally be the same as the policy date of the exchanged policy; the issue date for the new policy will be the date of exchange. The initial cash value under the new policy will be the same as the cash value of the policy on the date of the exchange. There is no cost for this rider, and there are no charges or other fees imposed under the policy or the new policy at the time of the exchange. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this policy, AND the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange.

     Accelerated Benefits Rider. Provides for an accelerated payment of up to 50% of the policy's death benefit (up to a maximum benefit of $500,000). This advance payment of the death benefit will be available if you are diagnosed as terminally ill, as defined in the rider. Your policy will be charged interest at the policy loan interest rate on the advanced amount, plus any premiums we pay after you exercise this rider. We also have the right to charge an administrative fee of up to 0.5% of the advanced amount, but we are not currently charging this fee. The remaining death benefit payable to your designated beneficiary will be reduced by the interest charges and any premiums we pay on your behalf. Payment will be subject to evidence satisfactory to Union Central. You should consult your counsel or another competent tax adviser before you request accelerated payment. See "Tax Considerations", page 47.

     Maturity Extension Endorsement. Provides the right, within two years of the maturity date defined in your policy, to extend the maturity date to either the date of the insured's death or the date you request full surrender of the policy, whichever occurs first. If you exercise this extension option, the following will occur: all other riders attached to your policy will terminate on the original maturity date; after the maturity date has been extended, the account value will continue to vary based on investment experience and we will continue to charge interest on policy loans, but we will no longer accept new premium payments or deduct charges for cost of insurance or monthly expenses. There is no cost for this endorsement. The tax consequences associated with continuing the policy beyond age 100 are unclear. Counsel or another competent tax adviser should be consulted.

ADDITIONAL RULES AND LIMITS APPLY TO THESE SUPPLEMENTAL AND/OR RIDER BENEFITS. NOT ALL SUCH BENEFITS MAY BE AVAILABLE AT ANY TIME AND IN ANY GIVEN STATE, AND SUPPLEMENTAL AND/OR RIDER BENEFITS IN ADDITION TO THOSE LISTED ABOVE MAY BE MADE AVAILABLE. PLEASE ASK YOUR UNION CENTRAL AGENT FOR FURTHER INFORMATION, OR CONTACT THE HOME OFFICE.


Addition, Deletion or Substitution of Investments

Union Central reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the separate account or that the separate account may purchase. If the shares of a portfolio are no longer available for investment or if in Union Central's judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account, Union Central may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management company or unit investment trust without owner consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. Union Central will not substitute any shares attributable to a policy's interest in the separate account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. Union Central may close subaccounts to allocations of premium payments or account value, or both, at any time in its sole discretion.

Union Central also reserves the right to establish additional subaccounts of the separate account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specific investment objective. Subject to applicable law and any required SEC approval, Union Central may in its sole discretion establish new subaccounts or eliminate one or more subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccount may be made available to existing owner(s) on a basis to be determined by Union Central.

If any of these substitutions or changes are made, Union Central may by appropriate endorsement change the policy to reflect the substitution or other change. If Union Central deems it to be in the best interests of owner(s), and subject to any approvals that may be required under applicable law, the separate account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Union Central separate accounts. Union Central reserves the right to make any changes to the separate account required by the 1940 Act or other applicable law or regulation.

Voting Rights

Union Central is the legal owner of shares held by the subaccounts and as such has the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, Union Central will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions received from owners with account value in the subdivisions. Should the applicable federal securities laws, regulations or interpretations thereof change, Union Central may be permitted to vote shares of the portfolios in its own right, and if so, Union Central may elect to do so.

To obtain voting instructions from owners, before a meeting owners will be sent voting instruction material, a voting instruction form and any other related material. The number of shares held by each subaccount for which an owner may give voting instructions is currently determined by dividing the portion of the owner's account value in the subdivision corresponding to the subaccount by the net asset value of one share of the applicable portfolio. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of the date coincident with the date established by the fund for determining shareholders eligible to vote at the relevant meeting of the fund. Shares held by a subaccount for which no timely instructions are received will be voted by Union Central in the same proportion as those shares for which voting instructions are received.

Union Central may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, Union Central may under certain circumstances disregard voting instructions that would require changes in the investment advisory agreement or investment adviser of one or more of the portfolios, provided that Union Central reasonably disapproves of such changes in accordance with applicable federal regulations. If Union Central ever disregards voting instructions, owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, Union Central reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

Participating

The policy is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by our Board of Directors in its sole discretion. Union Central does not currently anticipate that the policies will participate in profits or surplus in the foreseeable future.

State Variations

Certain policy features, including the "free look," incontestability, and suicide provisions, are subject to state variation. The owner should read his or her policy carefully to determine whether any variations apply in the state in which the policy is issued.

                    TAX CONSIDERATIONS
-------------------------------------------------------------

Introduction

The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or another competent tax adviser should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in Internal Revenue Code Section 7702. Guidance as to how these requirements are to be applied is limited with respect to policies issued on a substandard basis. Nevertheless, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the policy as necessary in order to do so.

Section 7702 provides that if one of two alternate tests is met, a policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium test".

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, sex, and premium class at any point in time, multiplied by the account value. A table of the Cash Value Accumulation Test factors can be found in Appendix B on page 55.

The guideline premium test provides for a maximum premium in relation to the death benefit, and a minimum "corridor" of death benefit in relation to account value. A table of the Guideline Premium Test applicable percentages can also be found in Appendix B on page 55.

This policy allows the owner to choose, at the time of application, which of these tests we will apply to the policy. Your choice cannot be changed. Without regard to which test you choose, we will at all times attempt to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes.

In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of the policy, such as the flexibility of the owner to allocate premium payments and account value, have not been explicitly addressed in published rulings. While we believe that the policy does not give the owner investment control over variable account assets, we reserve the right to modify the policy as necessary to prevent the owner from being treated as the owner of the variable account assets supporting the policy.

In addition, the Code requires that the investments of the subaccounts be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the subaccounts, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General.
We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. In addition, as long as the policy remains in force, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from the policy, such as a partial withdrawal or loan. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each owner or beneficiary. Counsel or another competent tax adviser should be consulted on these consequences.

Generally, the owner of a policy will not be deemed to be in constructive receipt of the account value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

Modified Endowment Contracts.
Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premium payments and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premium payments made during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment
Contracts.
Policies classified as Modified Endowment Contracts are subject to the following tax rules:

(1) All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner's investment in the policy only after all gain has been distributed.
(2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.
(3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life
    (or life expectancy) of the owner or the joint lives
    (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a Modified Endowment Contract.

Multiple Policies.
All Modified Endowment Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Withholding.
To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.
Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified
Endowment Contract are generally not treated as distributions.
However, the tax consequences of a loan after the tenth policy year are less clear and counsel or another competent tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy.
Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans.
In general, interest on a policy loan will not be deductible.
Before taking out a policy loan, you should consult counsel or another competent tax adviser as to the tax consequences.

Accelerated Benefits Rider.
You should consult counsel or another competent tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Continuation of Policy Beyond Age 100.
The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult counsel or another competent tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

Business Uses of the Policy.
Businesses can use the policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult counsel or another competent tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued guidance relating to split dollar arrangements. Any business contemplating the purchase of a new policy or a change in an existing policy should consult counsel or another competent tax adviser.

Alternative Minimum Tax.
There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

Other Tax Considerations.
The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation skipping transfer taxes. For example, if you transfer your policy to, or designate as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below your generation assignment, it may have generation skipping transfer tax consequences under federal tax law. You and your beneficiary's individual situation will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Possible Tax Law Changes.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult counsel or another competent tax adviser with respect to legislative developments and their effect on the policy.

Possible Charges for Union Central's Taxes

At the present time, Union Central makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the subaccounts or to the policies. We reserve the right to charge the subaccounts for any future taxes or economic burden we may incur.


   OTHER INFORMATION ABOUT THE POLICIES AND UNION CENTRAL
----------------------------------------------------------------

Sale of the Policies

The policies will be offered to the public on a continuous basis, but we reserve the right to discontinue the offering. Applications for policies are solicited by agents who are licensed by applicable state insurance authorities and appointed by us to sell our variable life contracts and who are also registered representatives of Carillon Investments, Inc. ("Carillon Investments") or of a broker-dealer that has entered into a selling agreement with Carillon Investments. The address of Carillon Investments, one of our wholly-owned subsidiaries, is 1876 Waycross Road, Cincinnati, Ohio 45240. Carillon Investments is an Ohio corporation, formed on November 9, 1983, and qualified to do business in all fifty states. Carillon Investments is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. More information about Carillon Investments and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Carillon Investments acts as the principal underwriter (as defined in the 1940 Act) for the separate account, pursuant to an underwriting agreement between Union Central and Carillon Investments. Carillon Investments is not obligated to sell any specific number of policies. Selling agents may be paid a maximum of 50% of planned periodic premiums attributed to the base specified amount paid up to an amount equal to one "target premium," plus 2% of any other first-year premiums. In addition, selling agents may be paid a maximum of 15% of planned periodic premiums attributed to the ABR specified amount paid up to an amount equal to one "target premium". A "target premium" is an amount of premium based on the insured's age at issue, sex, rate class, specified amount, and supplemental and/or rider benefits. ART specified amount does not have planned periodic premiums attributable to it. Selling agents may also receive service fees in policy years after the first, additional compensation based on persistency or other policy-related factors, as well as non-cash compensation. We may also compensate sales managers.

We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products.

These commissions and payments, which may vary, will be made by us or Carillon Investments out of our own assets and will not affect the amounts you pay to purchase, hold or surrender your policy. We expect the sales and other policy charges described in this Prospectus (see "Charges and Deductions," page 22) to reimburse us for these costs.

Carillon Investments will receive the 12b-1 fees assessed against Class 2 shares of the Seligman Communications and Information Portfolio and the Seligman Small-Cap Value Portfolio, and the Templeton Foreign Securities Fund Class 2 portfolio attributable to the policies as compensation for providing certain services.

Union Central Directors and Executive Officers

See Appendix A on page 53 for a list of the names, ages, addresses and principal occupations of Union Central's directors and executive officers.

State Regulation

Union Central is subject to regulation by the Department of Insurance of the State of Ohio, which periodically examines the financial condition and operations of Union Central. Union Central is also subject to the insurance laws and regulations of all jurisdictions where it does business. The policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

Union Central is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.

Experts

The financial statements of Carillon Life Account at December 31, 2001 and 2000 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2001 and 2000 and for the years then ended, appearing in this Prospectus and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial Matters

Actuarial matters included in this Prospectus have been examined by Kristal E. Hambrick, FSA, MAAA, of Union Central, whose opinion is filed as an exhibit to the Registration Statement.

Litigation

No litigation is pending that would have a material effect upon the separate account.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

Financial Statements

The financial statements of the separate account and of Union Central appear on the pages following the appendices. The financial statements of Union Central should be distinguished from financial statements of the separate account and should be considered only as bearing upon Union Central's ability to meet its obligations under the policies.


                        DISCLAIMERS
------------------------------------------------------------

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.
Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the Index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

"Standard & Poor's[R]", "S&P[R], "S&P 500[R]", "Standard & Poor's 500[R]", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc.
 The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Mutual Funds, Inc. prospectus.

The Product(s) described in this Prospectus is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index[R] to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100[R], Nasdaq-100 Index[R], and Nasdaq[R] trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index[R] which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index[R]. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX[R] OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX[R] OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX[R] OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

  APPENDIX A (Union Central Directors and Executive Officers
---------------------------------------------------------------

        UNION CENTRAL DIRECTORS AND EXECUTIVE OFFICERS

The following table sets forth the name, address and principal occupations during the past five years of each of Union Central's directors and executive officers.


The following table sets forth the name, address and principal occupations during the past five years of each of Union Central's directors and executive officers.


Name and Principal              Positions with Depositor
Business Address                and Background
------------------              ------------------------

James M. Anderson               Director, Union Central;
President and CEO,
3333 Burnet Avenue              Children's Hospital Medical
Center
Cincinnati, Ohio 45219

Senator Richard Finan           Director, Union Central;
President of
11137 Main Street               the Ohio Senate
Cincinnati, Ohio  45241

William A. Friedlander          Director, Union Central;
Chairman,
36 East Fourth Street           Bartlett & Co.
Cincinnati, Ohio  45202

John H. Jacobs #                Director, President and Chief
Executive
                                Officer, Union Central

William G. Kagler               Director, Union Central; former
Chairman
18 Hampton Lane                 of the Board, Swallen's, Inc.
Cincinnati, Ohio  45208

Lawrence A. Leser               Director, Union Central; Retired
Chairman,
312 Walnut Street, 28th Floor   and Chief Executive Officer, The
E. W.
Cincinnati, Ohio  45202         Scripps Company

Francis V. Mastrianna, Ph.D.    Director, Union Central; Dean,
College of
Slippery Rock University        Information Science and Business
Slippery Rock, PA 16057         Administration, Slippery Rock
University
                                of Pennsylvania

Mary D. Nelson, FSA             Director, Union Central; Former
President,
7900 Brill Road                 Nelson and Company
Cincinnati, Ohio  45243

Thomas E. Petry                 Director, Union Central; Former
Chairman
1500 Chiquita Center            of the Board and CEO, Eagle-
Picher
250 East Fifth Street           Industries, Inc.
Cincinnati, Ohio  45202

Larry R. Pike #                 Chairman of the Board and
Immediate Past CEO, Union Central

Myrtis H. Powell, Ph.D.         Director, Union Central; Vice
President
Miami University                of Student Affairs, Miami
University
113 Warfield Hall
Oxford, Ohio 45056

Dudley S. Taft                  Director, Union Central;
President,
312 Walnut Street, Suite 3550   Taft Broadcasting Company
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.          Director, Union Central;
Professor and
231 Albert Sabin Way            Chairman, University of
Cincinnati
Cincinnati, Ohio  45267         College of Medicine

Stephen R. Hatcher #            Executive Vice President and
Chief
                                Financial Officer, Union Central

Gary T. Huffman #               Executive Vice President

Steven R. Sutermeister #        Executive Vice President and
Chief
                                Investment Officer
David F. Westerbeck #           Executive Vice President, General
Counsel
                                and Secretary, Union Central

Dale D. Johnson #               Senior Vice President, Union
Central

Elizabeth G. Monsell #          Senior Vice President

Mark D. Quinlan #               Senior Vice President

# The principal business address of the person designated is 1876
Waycross Road, Cincinnati, Ohio 45240.

                    APPENDIX B
-----------------------------------------------------------

              APPLICABLE PERCENTAGES
             FOR GUIDELINE PREMIUM TEST
             --------------------------

Attained             Attained             Attained             Attained
Age     Percentage   Age     Percentage   Age     Percentage   Age     Percentage
---------------------------------------------------------------------------------

0-40      250%        50       185%        60       130%        70       115%
 41       243%        51       178%        61       128%        71       113%
 42       236%        52       171%        62       126%        72       111%
 43       229%        53       164%        63       124%        73       109%
 44       222%        54       157%        64       122%        74       107%
 45       215%        55       150%        65       120%       75-90     105%
 46       209%        56       146%        66       119%        91       104%
 47       203%        57       142%        67       118%        92       103%
 48       197%        58       138%        68       117%        93       102%
 49       191%        59       134%        69       116%        94       101%
                                                               95+       100%

                                       CASH VALUE ACCUMULATION TEST FACTORS
                                       ------------------------------------

                Male          Female        Unisex                     Male          Female        Unisex
Attained Male   Non-   Female Non-   Unisex Non-       Attained Male   Non-   Female Non-   Unisex Non-
Age      Smoker Smoker Smoker Smoker Smoker Smoker     Age      Smoker Smoker Smoker Smoker Smoker Smoker
 0       10.31  12.33  12.91  14.40  10.94  12.69      50        2.22   2.62   2.67   2.95   2.35   2.68
 1       10.30  12.43  12.84  14.39  10.93  12.78      51        2.16   2.54   2.60   2.86   2.28   2.60
 2       10.00  12.10  12.47  14.00  10.62  12.44      52        2.10   2.46   2.53   2.78   2.22   2.52
 3        9.70  11.76  12.11  13.60  10.30  12.09      53        2.05   2.39   2.46   2.69   2.16   2.44
 4        9.41  11.43  11.74  13.21   9.98  11.74      54        1.99   2.31   2.39   2.61   2.10   2.37
 5        9.12  11.10  11.38  12.82   9.68  11.40      55        1.94   2.24   2.33   2.53   2.05   2.30
 6        8.83  10.76  11.03  12.43   9.37  11.06      56        1.89   2.18   2.26   2.46   2.00   2.23
 7        8.55  10.44  10.68  12.05   9.07  10.72      57        1.85   2.12   2.20   2.39   1.95   2.17
 8        8.27  10.11  10.34  11.68   8.78  10.39      58        1.80   2.06   2.15   2.32   1.90   2.10
 9        7.99   9.79  10.01  11.32   8.49  10.06      59        1.76   2.00   2.09   2.25   1.86   2.04
10        7.73   9.47   9.68  10.96   8.20   9.73      60        1.72   1.94   2.04   2.18   1.82   1.99
11        7.46   9.16   9.36  10.61   7.93   9.42      61        1.68   1.89   1.98   2.12   1.77   1.93
12        7.21   8.86   9.05  10.26   7.66   9.11      62        1.65   1.84   1.93   2.06   1.73   1.88
13        6.97   8.58   8.76   9.93   7.40   8.82      63        1.61   1.79   1.88   2.00   1.70   1.83
14        6.74   8.31   8.47   9.62   7.16   8.54      64        1.58   1.75   1.83   1.94   1.66   1.78
15        6.52   8.06   8.19   9.31   6.93   8.28      65        1.55   1.70   1.79   1.89   1.63   1.74
16        6.33   7.82   7.93   9.01   6.72   8.03      66        1.52   1.66   1.74   1.84   1.59   1.69
17        6.15   7.59   7.67   8.73   6.52   7.79      67        1.49   1.62   1.70   1.79   1.56   1.65
18        5.97   7.37   7.43   8.45   6.33   7.56      68        1.46   1.58   1.66   1.74   1.53   1.61
19        5.80   7.16   7.19   8.18   6.15   7.34      69        1.43   1.55   1.63   1.70   1.50   1.58
20        5.64   6.95   6.96   7.92   5.97   7.13      70        1.41   1.51   1.59   1.65   1.48   1.54
21        5.48   6.75   6.74   7.67   5.80   6.92      71        1.39   1.48   1.55   1.61   1.45   1.51
22        5.32   6.55   6.53   7.42   5.63   6.71      72        1.36   1.45   1.52   1.57   1.43   1.48
23        5.17   6.36   6.32   7.18   5.47   6.51      73        1.34   1.42   1.48   1.53   1.40   1.45
24        5.02   6.17   6.11   6.95   5.30   6.31      74        1.32   1.39   1.45   1.50   1.38   1.42
25        4.87   5.98   5.91   6.73   5.14   6.11      75        1.30   1.37   1.42   1.46   1.36   1.39
26        4.72   5.79   5.72   6.51   4.98   5.92      76        1.29   1.34   1.39   1.43   1.34   1.36
27        4.57   5.60   5.54   6.30   4.83   5.73      77        1.27   1.32   1.37   1.40   1.32   1.34
28        4.43   5.42   5.36   6.09   4.67   5.55      78        1.25   1.30   1.34   1.37   1.31   1.32
29        4.29   5.25   5.18   5.89   4.53   5.37      79        1.24   1.28   1.32   1.35   1.29   1.30
30        4.15   5.08   5.01   5.70   4.38   5.19      80        1.23   1.26   1.30   1.32   1.27   1.28
31        4.01   4.91   4.85   5.51   4.24   5.02      81        1.21   1.24   1.28   1.30   1.26   1.26
32        3.88   4.75   4.69   5.33   4.10   4.85      82        1.20   1.23   1.26   1.27   1.24   1.24
33        3.76   4.59   4.54   5.15   3.97   4.69      83        1.19   1.21   1.24   1.25   1.23   1.22
34        3.64   4.44   4.39   4.98   3.84   4.54      84        1.18   1.20   1.22   1.23   1.22   1.21
35        3.52   4.29   4.25   4.81   3.72   4.39      85        1.17   1.18   1.20   1.21   1.20 ..1.19
36        3.41   4.15   4.11   4.65   3.60   4.24      86        1.16   1.17   1.19   1.20   1.19   1.18
37        3.30   4.01   3.98   4.50   3.48   4.10      87        1.15   1.16   1.18   1.18   1.18   1.17
38        3.19   3.88   3.85   4.35   3.37   3.96      88        1.14   1.15   1.16   1.17   1.17   1.15
39        3.09   3.75   3.73   4.21   3.26   3.83      89        1.13   1.14   1.15   1.15   1.16   1.14
40        2.99   3.63   3.61   4.07   3.16   3.71      90        1.12   1.13   1.14   1.14   1.15   1.13
41        2.90   3.51   3.50   3.94   3.06   3.59      91        1.12   1.12   1.13   1.13   1.14   1.12
42        2.81   3.39   3.39   3.81   2.97   3.47      92        1.11   1.11   1.11   1.11   1.13   1.11
43        2.73   3.28   3.29   3.69   2.88   3.36      93        1.10   1.10   1.10   1.10   1.12   1.10
44        2.65   3.18   3.19   3.57   2.79   3.25      94        1.09   1.09   1.09   1.09   1.11   1.09
45        2.57   3.07   3.10   3.46   2.71   3.14      95        1.07   1.07   1.08   1.08   1.10   1.08
46        2.49   2.98   3.00   3.35   2.63   3.04      96        1.06   1.06   1.06   1.06   1.08   1.06
47        2.42   2.88   2.92   3.25   2.56   2.95      97        1.05   1.05   1.05   1.05   1.07   1.05
48        2.35   2.79   2.83   3.15   2.48   2.86      98        1.03   1.03   1.03   1.03   1.05   1.03
49        2.29   2.70   2.75   3.05   2.41   2.77      99        1.02   1.02   1.02   1.02   1.04   1.02

               APPENDIX C

        ENHANCED DEATH BENEFIT OPTION TABLES
        ------------------------------------
             GUIDELINE PREMIUM TEST
               NINE YEAR CORRIDOR
               ------------------
ATTAINED                    ATTAINED
AGE        PERCENTAGE       AGE         PERCENTAGE

41          243.00%         71          113.00%
42          236.00          72          111.00
43          229.00          73          109.00
44          222.00          74          107.00
45          215.00          75          105.00

46          209.00          76          105.00
47          203.00          77          105.00
48          197.00          78          105.00
49          191.00          79          105.00
50          185.00          80          105.00

51          178.00          81          109.20
52          171.00          82          113.40
53          164.00          83          117.60
54          157.00          84          121.80
55          150.00          85          126.00

56          146.00          86          121.80
57          142.00          87          117.60
58          138.00          88          113.40
59          134.00          89          109.20
60          130.00          90          105.00

61          128.00          91          104.00
62          126.00          92          103.00
63          124.00          93          102.00
64          122.00          94          101.00
65          120.00          95 and over 100.00

66          119.00
67          118.00
68          117.00
69          116.00
70          115.00

        ENHANCED DEATH BENEFIT OPTION TABLES
        ------------------------------------

               GUIDELINE PREMIUM TEST
                FIFTEEN YEAR CORRIDOR
                ---------------------
ATTAINED                    ATTAINED
AGE         PERCENTAGE      AGE         PERCENTAGE
41          243.00%         71          113.00%
42          236.00          72          111.00
43          229.00          73          109.00
44          222.00          74          107.00
45          215.00          75          105.00

46          209.00          76          105.00
47          203.00          77          105.00
48          197.00          78          107.63
49          191.00          79          110.25
50          185.00          80          112.88

51          178.00          81          115.50
52          171.00          82          118.13
53          164.00          83          120.75
54          157.00          84          123.38
55          150.00          85          126.00

56          146.00          86          123.38
57          142.00          87          120.75
58          138.00          88          118.13
59          134.00          89          115.50
60          130.00          90          112.88

61          128.00          91          109.20
62          126.00          92          105.58
63          124.00          93          102.00
64          122.00          94          101.00
65          120.00          95 and over 100.00

66          119.00
67          118.00
68          117.00
69          116.00
70          115.00


                ENHANCED DEATH BENEFIT OPTION TABLES
                ------------------------------------

                   CASH VALUE ACCUMULATION TEST
                       NINE YEAR CORRIDOR
                       ------------------

                Male          Female        Unisex                     Male          Female        Unisex
Attained Male   Non-   Female Non-   Unisex Non-       Attained Male   Non-   Female Non-   Unisex Non-
Age      Smoker Smoker Smoker Smoker Smoker Smoker     Age      Smoker Smoker Smoker Smoker Smoker Smoker
 0       10.31  12.33  12.91  14.40  10.94  12.69      50        2.22   2.62   2.67   2.95   2.35   2.68
 1       10.30  12.43  12.84  14.39  10.93  12.78      51        2.16   2.54   2.60   2.86   2.28   2.60
 2       10.00  12.10  12.47  14.00  10.62  12.44      52        2.10   2.46   2.53   2.78   2.22   2.52
 3        9.70  11.76  12.11  13.60  10.30  12.09      53        2.05   2.39   2.46   2.69   2.16   2.44
 4        9.41  11.43  11.74  13.21   9.98  11.74      54        1.99   2.31   2.39   2.61   2.10   2.37
 5        9.12  11.10  11.38  12.82   9.68  11.40      55        1.94   2.24   2.33   2.53   2.05   2.30
 6        8.83  10.76  11.03  12.43   9.37  11.06      56        1.89   2.18   2.26   2.46   2.00   2.23
 7        8.55  10.44  10.68  12.05   9.07  10.72      57        1.85   2.12   2.20   2.39   1.95   2.17
 8        8.27  10.11  10.34  11.68   8.78  10.39      58        1.80   2.06   2.15   2.32   1.90   2.10
 9        7.99   9.79  10.01  11.32   8.49  10.06      59        1.76   2.00   2.09   2.25   1.86   2.04
10        7.73   9.47   9.68  10.96   8.20   9.73      60        1.72   1.94   2.04   2.18   1.82   1.99
11        7.46   9.16   9.36  10.61   7.93   9.42      61        1.68   1.89   1.98   2.12   1.77   1.93
12        7.21   8.86   9.05  10.26   7.66   9.11      62        1.65   1.84   1.93   2.06   1.73   1.88
13        6.97   8.58   8.76   9.93   7.40   8.82      63        1.61   1.79   1.88   2.00   1.70   1.83
14        6.74   8.31   8.47   9.62   7.16   8.54      64        1.58   1.75   1.83   1.94   1.66   1.78
15        6.52   8.06   8.19   9.31   6.93   8.28      65        1.55   1.70   1.79   1.89   1.63   1.74
16        6.33   7.82   7.93   9.01   6.72   8.03      66        1.52   1.66   1.74   1.84   1.59   1.69
17        6.15   7.59   7.67   8.73   6.52   7.79      67        1.49   1.62   1.70   1.79   1.56   1.65
18        5.97   7.37   7.43   8.45   6.33   7.56      68        1.46   1.58   1.66   1.74   1.53   1.61
19        5.80   7.16   7.19   8.18   6.15   7.34      69        1.43   1.55   1.63   1.70   1.50   1.58
20        5.64   6.95   6.96   7.92   5.97   7.13      70        1.41   1.51   1.59   1.65   1.48   1.54
21        5.48   6.75   6.74   7.67   5.80   6.92      71        1.39   1.48   1.55   1.61   1.45   1.51
22        5.32   6.55   6.53   7.42   5.63   6.71      72        1.36   1.45   1.52   1.57   1.43   1.48
23        5.17   6.36   6.32   7.18   5.47   6.51      73        1.34   1.42   1.48   1.53   1.40   1.45
24        5.02   6.17   6.11   6.95   5.30   6.31      74        1.32   1.39   1.45   1.50   1.38   1.42
25        4.87   5.98   5.91   6.73   5.14   6.11      75        1.30   1.37   1.42   1.46   1.36   1.39
26        4.72   5.79   5.72   6.51   4.98   5.92      76        1.29   1.34   1.39   1.43   1.34   1.36
27        4.57   5.60   5.54   6.30   4.83   5.73      77        1.27   1.32   1.37   1.40   1.32   1.34
28        4.43   5.42   5.36   6.09   4.67   5.55      78        1.25   1.30   1.34   1.37   1.31   1.32
29        4.29   5.25   5.18   5.89   4.53   5.37      79        1.24   1.28   1.32   1.35   1.29   1.30
30        4.15   5.08   5.01   5.70   4.38   5.19      80        1.23   1.26   1.30   1.32   1.27   1.28
31        4.01   4.91   4.85   5.51   4.24   5.02      81        1.26   1.29   1.33   1.35   1.31   1.31
32        3.88   4.75   4.69   5.33   4.10   4.85      82        1.30   1.33   1.36   1.38   1.34   1.34
33        3.76   4.59   4.54   5.15   3.97   4.69      83        1.33   1.36   1.39   1.40   1.38   1.37
34        3.64   4.44   4.39   4.98   3.84   4.54      84        1.37   1.39   1.42   1.43   1.41   1.40
35        3.52   4.29   4.25   4.81   3.72   4.39      85        1.40   1.42   1.45   1.46   1.45   1.43
36        3.41   4.15   4.11   4.65   3.60   4.24      86        1.34   1.36   1.38   1.39   1.38   1.37
37        3.30   4.01   3.98   4.50   3.48   4.10      87        1.29   1.30   1.32   1.32   1.32   1.31
38        3.19   3.88   3.85   4.35   3.37   3.96      88        1.23   1.24   1.26   1.26   1.27   1.25
39        3.09   3.75   3.73   4.21   3.26   3.83      89        1.18   1.18   1.20   1.20   1.21   1.19
40        2.99   3.63   3.61   4.07   3.16   3.71      90        1.12   1.13   1.14   1.14   1.15   1.13
41        2.90   3.51   3.50   3.94   3.06   3.59      91        1.12   1.12   1.13   1.13   1.14   1.12
42        2.81   3.39   3.39   3.81   2.97   3.47      92        1.11   1.11   1.11   1.11   1.13   1.11
43        2.73   3.28   3.29   3.69   2.88   3.36      93        1.10   1.10   1.10   1.10   1.12   1.10
44        2.65   3.18   3.19   3.57   2.79   3.25      94        1.09   1.09   1.09   1.09   1.11   1.09
45        2.57   3.07   3.10   3.46   2.71   3.14      95        1.07   1.07   1.08   1.08   1.10   1.08
46        2.49   2.98   3.00   3.35   2.63   3.04      96        1.06   1.06   1.06   1.06   1.08   1.06
47        2.42   2.88   2.92   3.25   2.56   2.95      97        1.05   1.05   1.05   1.05   1.07   1.05
48        2.35   2.79   2.83   3.15   2.48   2.86      98        1.03   1.03   1.03   1.03   1.05   1.03
49        2.29   2.70   2.75   3.05   2.41   2.77      99        1.02   1.02   1.02   1.02   1.04   1.02


                                 ENHANCED DEATH BENEFIT OPTION TABLES
                                 ------------------------------------

                                     CASH VALUE ACCUMULATION TEST
                                        FIFTEEN YEAR CORRIDOR
                                        ---------------------
                Male          Female        Unisex                     Male          Female        Unisex
Attained Male   Non-   Female Non-   Unisex Non-       Attained Male   Non-   Female Non-   Unisex Non-
Age      Smoker Smoker Smoker Smoker Smoker Smoker     Age      Smoker Smoker Smoker Smoker Smoker Smoker
 0       10.31  12.33  12.91  14.40  10.94  12.69      50        2.22   2.62   2.67   2.95   2.35   2.68
 1       10.30  12.43  12.84  14.39  10.93  12.78      51        2.16   2.54   2.60   2.86   2.28   2.60
 2       10.00  12.10  12.47  14.00  10.62  12.44      52        2.10   2.46   2.53   2.78   2.22   2.52
 3        9.70  11.76  12.11  13.60  10.30  12.09      53        2.05   2.39   2.46   2.69   2.16   2.44
 4        9.41  11.43  11.74  13.21   9.98  11.74      54        1.99   2.31   2.39   2.61   2.10   2.37
 5        9.12  11.10  11.38  12.82   9.68  11.40      55        1.94   2.24   2.33   2.53   2.05   2.30
 6        8.83  10.76  11.03  12.43   9.37  11.06      56        1.89   2.18   2.26   2.46   2.00   2.23
 7        8.55  10.44  10.68  12.05   9.07  10.72      57        1.85   2.12   2.20   2.39   1.95   2.17
 8        8.27  10.11  10.34  11.68   8.78  10.39      58        1.80   2.06   2.15   2.32   1.90   2.10
 9        7.99   9.79  10.01  11.32   8.49  10.06      59        1.76   2.00   2.09   2.25   1.86   2.04
10        7.73   9.47   9.68  10.96   8.20   9.73      60        1.72   1.94   2.04   2.18   1.82   1.99
11        7.46   9.16   9.36  10.61   7.93   9.42      61        1.68   1.89   1.98   2.12   1.77   1.93
12        7.21   8.86   9.05  10.26   7.66   9.11      62        1.65   1.84   1.93   2.06   1.73   1.88
13        6.97   8.58   8.76   9.93   7.40   8.82      63        1.61   1.79   1.88   2.00   1.70   1.83
14        6.74   8.31   8.47   9.62   7.16   8.54      64        1.58   1.75   1.83   1.94   1.66   1.78
15        6.52   8.06   8.19   9.31   6.93   8.28      65        1.55   1.70   1.79   1.89   1.63   1.74
16        6.33   7.82   7.93   9.01   6.72   8.03      66        1.52   1.66   1.74   1.84   1.59   1.69
17        6.15   7.59   7.67   8.73   6.52   7.79      67        1.49   1.62   1.70   1.79   1.56   1.65
18        5.97   7.37   7.43   8.45   6.33   7.56      68        1.46   1.58   1.66   1.74   1.53   1.61
19        5.80   7.16   7.19   8.18   6.15   7.34      69        1.43   1.55   1.63   1.70   1.50   1.58
20        5.64   6.95   6.96   7.92   5.97   7.13      70        1.41   1.51   1.59   1.65   1.48   1.54
21        5.48   6.75   6.74   7.67   5.80   6.92      71        1.39   1.48   1.55   1.61   1.45   1.51
22        5.32   6.55   6.53   7.42   5.63   6.71      72        1.36   1.45   1.52   1.57   1.43   1.48
23        5.17   6.36   6.32   7.18   5.47   6.51      73        1.34   1.42   1.48   1.53   1.40   1.45
24        5.02   6.17   6.11   6.95   5.30   6.31      74        1.32   1.39   1.45   1.50   1.38   1.42
25        4.87   5.98   5.91   6.73   5.14   6.11      75        1.30   1.37   1.42   1.46   1.36   1.39
26        4.72   5.79   5.72   6.51   4.98   5.92      76        1.29   1.34   1.39   1.43   1.34   1.36
27        4.57   5.60   5.54   6.30   4.83   5.73      77        1.27   1.32   1.37   1.40   1.32   1.34
28        4.43   5.42   5.36   6.09   4.67   5.55      78        1.29   1.33   1.38   1.41   1.34   1.35
29        4.29   5.25   5.18   5.89   4.53   5.37      79        1.30   1.35   1.39   1.41   1.35   1.36
30        4.15   5.08   5.01   5.70   4.38   5.19      80        1.32   1.36   1.40   1.42   1.37   1.37
31        4.01   4.91   4.85   5.51   4.24   5.02      81        1.33   1.37   1.40   1.43   1.38   1.38
32        3.88   4.75   4.69   5.33   4.10   4.85      82        1.35   1.38   1.41   1.43   1.40   1.39
33        3.76   4.59   4.54   5.15   3.97   4.69      83        1.37   1.39   1.42   1.44   1.41   1.41
34        3.64   4.44   4.39   4.98   3.84   4.54      84        1.38   1.41   1.43   1.45   1.43   1.42
35        3.52   4.29   4.25   4.81   3.72   4.39      85        1.40   1.42   1.45   1.46   1.45   1.43
36        3.41   4.15   4.11   4.65   3.60   4.24      86        1.36   1.38   1.40   1.41   1.40   1.38
37        3.30   4.01   3.98   4.50   3.48   4.10      87        1.32   1.33   1.35   1.36   1.36   1.34
38        3.19   3.88   3.85   4.35   3.37   3.96      88        1.28   1.29   1.31   1.31   1.32   1.30
39        3.09   3.75   3.73   4.21   3.26   3.83      89        1.25   1.25   1.26   1.27   1.28   1.26
40        2.99   3.63   3.61   4.07   3.16   3.71      90        1.21   1.21   1.22   1.23   1.24   1.22
41        2.90   3.51   3.50   3.94   3.06   3.59      91        1.17   1.17   1.18   1.18   1.20   1.18
42        2.81   3.39   3.39   3.81   2.97   3.47      92        1.13   1.14   1.14   1.14   1.16   1.14
43        2.73   3.28   3.29   3.69   2.88   3.36      93        1.10   1.10   1.10   1.10   1.12   1.10
44        2.65   3.18   3.19   3.57   2.79   3.25      94        1.09   1.09   1.09   1.09   1.11   1.09
45        2.57   3.07   3.10   3.46   2.71   3.14      95        1.07   1.07   1.08   1.08   1.10   1.08
46        2.49   2.98   3.00   3.35   2.63   3.04      96        1.06   1.06   1.06   1.06   1.08   1.06
47        2.42   2.88   2.92   3.25   2.56   2.95      97        1.05   1.05   1.05   1.05   1.07   1.05
48        2.35   2.79   2.83   3.15   2.48   2.86      98        1.03   1.03   1.03   1.03   1.05   1.03
49        2.29   2.70   2.75   3.05   2.41   2.77      99        1.02   1.02   1.02   1.02   1.04   1.02


FINANCIAL STATEMENTS

CARILLON LIFE ACCOUNT

Period ended December 31, 2001

              Report of Independent Auditors
-----------------------------------------------------------

To the Contract holders of Carillon Life
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Carillon Life Account (comprised of the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index Subaccounts, the Scudder Variable Series I's Money Market, Capital Growth, and International Subaccounts, the AIM Variable Insurance
Funds, Inc.'s Capital Appreciation and the Growth Subaccounts, the MFS Variable Insurance Trust's Investors Trust, High Income, Emerging Growth, Total Return, and New Discovery Subaccounts, the American Century Vari able Portfolios, Inc.'s Income & Growth and Value Subaccounts, the Oppenheimer Variable Account Fund's Main Street Growth
& Income and Global Securities Subaccounts, the Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount, the Neuberger Berman Advisers Management Trust's Guardian Subaccount, the Alger American Fund's Leveraged AllCap and MidCap Growth Subaccounts, and the Seligman Portfolios, Inc.'s Communications & Information and Small-Cap Value Subaccounts) as of December 31, 2001, and the related statement of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the applicable custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 2001, the results of their operations and changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States.


February 8, 2002

CARILLON LIFE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                       --------------------------------------------------------------------------
--------------
                                                                                      Russell
2000
                                                                 S&P       S&P MidCap   Small Cap
   Nasdaq-100
                       Zenith     Balanced Index    Bond      500 Index    400 Index      Index
      Index
                       Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
Subaccount   Subaccount
                       ----------   ----------   ----------   ----------   ----------   ---------
-   ----------
ASSETS
Investments in
 shares of Summit
 Mutual Funds, Inc.
 at fair value
 (cost $1,891,202;
 $490,178;
 $1,899,232;
 $21,460,390;
 $2,003,391;
$580,383; $1,139,143)  $2,303,031     $450,375   $1,852,881   $17,166,206  $1,908,265
$596,232     $949,959
                       ----------   ----------   ----------   -----------  ----------   ---------
-   ----------

Total Invested Assets   2,303,031      450,375    1,852,881    17,166,206   1,908,265
596,232      949,959

OTHER ASSETS &
 (LIABILITIES)                  4            0           19           (49)        56
23           11
                       ----------   ----------   ----------   -----------  ----------   ---------
-   ----------
NET ASSETS
(Contract Owners'
 Equity)               $2,303,035     $450,375   $1,852,900   $17,166,157  $1,908,321
$596,255     $949,970
                       ----------   ----------   ----------   -----------  ----------   ---------
-   ----------

                                                                      AIM Variable
                             Scudder Variable Series I            Insurance Funds, Inc.
                               (unaffiliated issuer)              (unaffiliated issuer)
                       -------------------------------------   --------------------------
                          Money      Capital                       Capital
                         Market       Growth   International    Appreciation    Growth
                       Subaccount   Subaccount   Subaccount       Subaccount   Subaccount
                       ----------   ----------   ----------       ----------   ----------

ASSETS
Investments in
 securities of
 unaffiliated
issuers, at
 fair value
(cost $2,847,330;
 $7,151,625;
 $5,839,556;
 $3,834,449;
 $454,005;
 $5,992,067;
 $1,098,125;
 $8,045,799;
 $811,463;
 $615,688)             $2,847,330   $5,198,446   $3,537,994       $2,841,329     $347,506
                       ----------   ----------   ----------       ----------   ----------
Total Invested Assets   2,847,330    5,198,446    3,537,994        2,841,329      347,506

OTHER ASSETS &
 (LIABILITIES)                151          (58)         (26)           1,229           29
                       ----------   ----------   ----------       ----------   ----------
NET ASSETS
(Contract Owners'
 Equity)              $2,847,481   $5,198,388   $3,537,968   $2,842,558     $347,535
                      ==========   ==========   ==========   ==========   ==========

                                                 MFS Variable
                                                Insurance Trust
                                             (unaffiliated issuer)
                       ----------------------------------------------------------------
                        Investors        High       Emerging      Total        New
                          Trust         Income       Growth       Return     Discovery
                       Subaccount(A)  Subaccount   Subaccount   Subaccount   Subaccount
                       ----------     ----------   ----------   ----------   ----------
ASSETS
Investments in
 securities of
 unaffiliated
issuers, at
 fair value
(cost $2,847,330;
 $7,151,625;
 $5,839,556;
 $3,834,449;
 $454,005;
 $5,992,067;
 $1,098,125;
 $8,045,799;
 $811,463;
 $615,688)             $5,283,176       $960,638   $5,689,312     $814,301      $614,649
                       ----------     ----------   ----------   ----------   -----------
Total Invested Assets   5,283,176        960,638    5,689,312      814,301       614,649

OTHER ASSETS &
 (LIABILITIES)                (44)            (1)         (18)          28           19
                       ----------     ----------   ----------   ----------   -----------
NET ASSETS
(Contract Owners'
 Equity)               $5,283,132       $960,637   $5,689,294     $814,329     $614,668
                       ==========     ==========   ==========   ==========   ==========



                                                                             Franklin Templeton
                          American Century          Oppenheimer Variable     Variable Insurance
                      Variable Portfolios, Inc.        Account Funds           Products Trust
                        (unaffiliated issuer)      (unaffiliated issuer)    (unaffiliated issuer)
                      -------------------------  -------------------------  ---------------------
                         Income                    Main Street     Global        International
                        & Growth      Value      Growth & Income Securities       Securities
                       Subaccount   Subaccount      Subaccount   Subaccount       Subaccount
                       ----------   ----------      ----------   ----------       ----------
ASSETS
Investments in
 securities of
 unaffiliated
 issuers, at
 fair value
 (cost $175,228;
 $639,119;
$693,311; $381,223;
 $2,042,752;
 $331,992; $11,212;
 $57,843; $17,603;
 $75,573)                $171,537     $708,637        $657,782     $355,628       $1,443,678
                       ----------   ----------      ----------   ----------       ----------
Total Invested Assets     171,537      708,637         657,782      355,628        1,443,678

OTHER ASSETS
& (LIABILITIES)              (5)            23              22            8                6
                       ----------   ----------      ----------   ----------       ----------
NET ASSETS
(Contract Owners'
 Equity)                 $171,532     $708,660       $657,804      $355,636       $1,443,684
                       ==========   ==========      ==========   ==========       ==========

                    Neuberger Berman
                        Advisers
                    Management Trust     Alger American Fund       Seligman Portfolios, Inc.
                 (unaffiliated issuer)  (unaffiliated issuer)         (unaffiliated issuer)
                 --------------------   --------------------      --------------------------
                                        Leveraged      MidCap      Communications  Small-Cap
                        Guardian          AllCap       Growth       & Information    Value
                       Subaccount       Subaccount   Subaccount       Subaccount   Subaccount
                       ----------       ----------   ----------       ----------   ----------
ASSETS
Investments in
 securities of
 unaffiliated
 issuers, at
 fair value
 (cost $175,228;
 $639,119;
$693,311; $381,223;
 $2,042,752;
 $331,992; $11,212;
 $57,843; $17,603;
 $75,573)                $325,591          $11,748      $60,033          $16,534      $84,153
                       ----------       ----------   ----------       ----------   ----------
Total Invested Assets     325,591           11,748       60,033           16,534       84,153

OTHER ASSETS
& (LIABILITIES)               (4)              (1)            1              (1)            2
                       ----------       ----------   ----------       ----------   ----------
NET ASSETS
(Contract Owners'
 Equity)                 $325,587          $11,747      $60,034          $16,533      $84,155
                       ----------       ----------   ----------       ----------   ----------


(A)      Formerly known as MFS Variable Insurance Trust Growth with Income.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001 (A)

                                                   Summit Mutual Funds, Inc.
                                                       (affiliated issuer)
                    -----------------------------------------------------------------------------
-------
                                                                                Russell 2000
                                   Balanced                  S&P      S&P MidCap  Small Cap
Nasdaq-100
                      Zenith        Index        Bond     500 Index   400 Index     Index       Index
                    Subaccount(B) Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                    ----------    ----------  ----------  ----------  ----------  ----------  ----------
INVESTMENT INCOME
Dividend income        $33,956       $16,395     $60,360  $2,577,008    $173,858     $10,066
   $---


EXPENSES
Mortality and
 expense
 risk charge            15,427         2,885      10,557     117,771       9,232       2,582
  4,389
                    ----------    ----------  ----------  ----------  ----------  ----------  ---
-------
NET INVESTMENT
INCOME (LOSS)           18,529        13,510      49,803   2,459,237     164,626       7,484
 (4,389)
                    ----------    ----------  ----------  ----------  ----------  ----------  ---
-------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
 gain (loss)
 on investments        (18,717)         (640)     (6,696)     14,668     (21,732)     (3,715)
(80,088)
Net unrealized
 appreciation
 (depreciation)
 of investments        206,197       (31,727)     25,017  (4,605,346)   (115,451)     19,356
(76,824)
                    ----------    ----------  ----------  ----------  ----------  ----------  ---
-------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS         187,480       (32,367)     18,321  (4,590,678)    137,183)     15,641
(156,912)
                    ----------    ----------  ----------  ----------  ----------  ----------  ---
-------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS            $206,009      ($18,857)    $68,124 ($2,131,441)    $27,443     $23,125
($161,301)
                    ==========    ==========  ==========  ==========  ==========  ==========
==========

(A) Year ended December 31, 2001 for the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index Subaccounts, the Scudder Variable
    Series I's Money Market, Captial Growth, and
    International Subaccounts, the AIM Variable
    Insurance Fund, Inc.'s Capital Appreciation and
    Growth Subaccounts, the MFS Variable Insurance
    Trust's Investors Trust, High Income, Emerging
    Growth, Total Return, and New Discovery Subaccounts, the American Century Variable Portfolios, Inc.'s
    Income & Growth and Value Subaccounts, the Oppenheimer Variable Account Funds' Main Street Growth & Income and Global Securities Subaccounts, the Neuberger
    Berman Advisers Management Trust's Guardian Subaccount, and the Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount.

    Period from May 1, 2001 to December 31, 2001 for the
    Alger American Fund Leveraged AllCap and MidCap Growth
    Subaccounts and the Seligman Portfolios, Inc.
    Communications & Information and Small-Cap Value
    Subaccounts.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001 (A)

                                                                     AIM Variable
                          Scudder Variable Series I             Insurance Funds, Inc.
                            (unaffiliated issuer)               (unaffiliated issuer)
                      Money        Capital                       Capital
                      Market        Growth   International     Appreciation    Growth
                    Subaccount    Subaccount   Subaccount       Subaccount   Subaccount
                    ----------    ----------   ----------       ----------   ----------
INVESTMENT INCOME
Dividend income        $97,924      $626,728     $693,936         $224,004         $793


EXPENSES
Mortality and
 expense
 risk charge            19,290        37,325       26,937           19,157        1,737
                    ----------    ----------   ----------       ----------   ----------
NET INVESTMENT
INCOME (LOSS)           78,634       589,403      666,999          204,847         (944)
                    ----------    ----------   ----------       ----------   ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss)
 on investments            ---       (27,132)     (43,580)         (2,670)       (8,136)

Net unrealized
 appreciation
 (depreciation)
 of investments            ---    (1,667,330)  (1,980,025)        (878,861)     (64,932)
                    ----------    ----------   ----------       ----------   ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS             ---    (1,694,462)  (2,023,605)        (881,531)     (73,068)
                    ----------    ----------   ----------       ----------   ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS             $78,634   ($1,105,059) ($1,356,606)       ($676,684)    ($74,012)
                    ==========    ==========   ==========       ==========   ==========


                                              MFS Variable
         .                                   Insurance Trust
                                          (unaffiliated issuer)
                    ----------------------------------------------------------------
                     Investors        High      Emerging       Total        New
                       Trust         Income       Growth       Return     Discovery
                    Subaccount(C)  Subaccount   Subaccount   Subaccount   Subaccount
                    ----------     ----------   ----------   ----------   ----------
INVESTMENT INCOME
Dividend income       $152,631        $68,136     $327,142      $11,332      $10,546


EXPENSES
Mortality and
 expense
 risk charge            37,808          6,457       38,851       2,362       2,888
                    ----------     ----------   ----------   ----------   ----------
NET INVESTMENT
INCOME (LOSS)          114,823         61,679       288,291       8,970       7,658
                    ----------     ----------   ----------   ----------   ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss)
 on investments         10,971         (8,037)       9,623        1,579       (5,018)
Net unrealized
 appreciation
 (depreciation)
 of investments     (1,027,396)       (50,438)  (2,440,406)      (1,617)       4,367
                    ----------     ----------   ----------   ----------   ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS      (1,016,425)       (58,475   (2,430,783)         (38)        (651)
                    ----------     ----------   ----------   ----------   ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS           ($901,602)      $3,204    ($2,142,492)      $8,932       $7,007
                    ==========     ==========   ==========   ==========   ==========


(A) Year ended December 31, 2001 for the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index Subaccounts, the Scudder Variable
    Series I's Money Market, Captial Growth, and
    International Subaccounts, the AIM Variable
    Insurance Fund, Inc.'s Capital Appreciation and
    Growth Subaccounts, the MFS Variable Insurance
    Trust's Investors Trust, High Income, Emerging
    Growth, Total Return, and New Discovery Subaccounts, the American Century Variable Portfolios, Inc.'s
    Income & Growth and Value Subaccounts, the Oppenheimer Variable Account Funds' Main Street Growth & Income and Global Securities Subaccounts, the Neuberger
    Berman Advisers Management Trust's Guardian Subaccount, and the Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount.

    Period from May 1, 2001 to December 31, 2001 for the
    Alger American Fund Leveraged AllCap and MidCap Growth
    Subaccounts and the Seligman Portfolios, Inc.
    Communications & Information and Small-Cap Value
    Subaccounts.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001 (A)

                                                                         Franklin Templeton
                        American Century         Oppenheimer Variable    Variable Insurance
                   Variable Portfolios, Inc.        Account Funds          Products Trust
                     (unaffiliated issuer)      (unaffiliated issuer)   (unaffiliated issuer)
                    -----------------------  --------------------------  -------------------
                       Income                   Main Street    Global      International
                      & Growth     Value     Growth & Income Securities      Securities
                     Subaccount  Subaccount      Subaccount  Subaccount      Subaccount
                     ----------  ----------      ----------  ----------      ----------
INVESTMENT INCOME
Dividend income            $476      $1,526          $1,188     $15,736        $346,969


EXPENSES
Mortality and
 expense
 risk charge                746       2,837           2,925       1,604           9,968
                     ----------  ----------      ----------  ----------      ----------
NET INVESTMENT
INCOME (LOSS)              (270)     (1,311)         (1,737)     14,132         337,001
                     ----------  ----------      ----------  ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
 gain (loss)
 on investments          (3,373)      1,435          (2,405)      (3,709)       (16,632)
Net unrealized
 appreciation
 (depreciation)
 of investments            (991)     57,258         (27,812)     (24,601)      (557,292)
                     ----------  ----------      ----------  ----------      ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS           (4,364)     58,693         (30,217)    (28,310)       (573,924)
                     ----------  ----------      ----------  ----------      ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS              ($4,634)    $57,382        ($31,954)   ($14,178)      ($236,923)
                     ==========  ==========      ==========  ==========      ==========


                 Neuberger Berman
                Advisers Management
                       Trust           Alger American Fund    Seligman Portfolios, Inc.
               (unaffiliated issuer)  (unaffiliated issuer)     (unaffiliated issuer)
                -------------------   ----------------------   ------------------------
                                      Leveraged     MidCap     Communications Small-Cap
                      Guardian          AllCap      Growth      & Information   Value
                     Subaccount       Subaccount  Subaccount      Subaccount  Subaccount
                     ----------       ----------  ----------      ----------  ----------
INVESTMENT INCOME
Dividend income          $5,684             $---        $---          $3,030        $169

EXPENSES
Mortality and
 expense
 risk charge              1,407               26         158              28         133
                     ----------       ----------  ----------      ----------  ----------
NET INVESTMENT
INCOME (LOSS)             4,277              (26)       (158)          3,002          36
                     ----------       ----------  ----------      ----------  ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
 gain (loss)
 on investments          (2,930)             (76)       (719)            (94)       (380)
Net unrealized
 appreciation
 (depreciation)
 of investments          (5,331)             536       2,189          (1,070)      8,580
                     ----------       ----------  ----------      ----------  ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS           (8,261)             460       1,470          (1,164)      8,200
                     ----------       ----------  ----------      ----------  ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS              ($3,984)            $434      $1,312          $1,838      $8,236
                     ==========       ==========  ==========      ==========  ==========



(A) Year ended December 31, 2001 for the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index Subaccounts, the Scudder Variable
    Series I's Money Market, Captial Growth, and
    International Subaccounts, the AIM Variable
    Insurance Fund, Inc.'s Capital Appreciation and
    Growth Subaccounts, the MFS Variable Insurance
    Trust's Investors Trust, High Income, Emerging
    Growth, Total Return, and New Discovery Subaccounts, the American Century Variable Portfolios, Inc.'s
    Income & Growth and Value Subaccounts, the Oppenheimer Variable Account Funds' Main Street Growth & Income and Global Securities Subaccounts, the Neuberger
    Berman Advisers Management Trust's Guardian Subaccount, and the Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount.

    Period from May 1, 2001 to December 31, 2001 for the
    Alger American Fund Leveraged AllCap and MidCap Growth
    Subaccounts and the Seligman Portfolios, Inc.
    Communications & Information and Small-Cap Value
    Subaccounts.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000(A)


                                                   Summit Mutual Funds, Inc.
                                                       (affiliated issuer)
                    -----------------------------------------------------------------------------
-------
                                                                                Russell 2000
                                   Balanced                  S&P      S&P MidCap  Small Cap
Nasdaq-100
                      Zenith        Index        Bond     500 Index   400 Index     Index
Index
                    Subaccount(B) Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
Subaccount
                    ----------    ----------  ----------  ----------  ----------  ----------  ---
-------
INVESTMENT INCOME
Dividend income        $25,743        $22,24   $106,499     $228,792      $5,308        $291
   $---

EXPENSES
Mortality and
 expense
 risk charge            12,102         2,466      6,598      107,032       1,911         208
    698
                    ----------    ----------  ---------   ----------  ----------  ----------  ---
-------
NET INVESTMENT
INCOME (LOSS)           13,641        19,783     99,901      121,760       3,397          83
   (698)
                    ----------    ----------  ---------   ----------  ----------  ----------  ---
-------
REALIZED AND
UNREALIZED
GAIN (LOSS)
ON INVESTMENTS
Net realized
 gain (loss)
 on investments       (187,918)        2,623    (14,055)     256,492         720         (12)
 (2,342)

Net unrealized
 appreciation
 (depreciation)
 of investments        493,049       (29,067)   (37,685)  (1,906,073)     19,802      (3,506)
(112,360)
                    ----------    ----------  ---------   ----------  ----------  ----------  ---
-------
NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS         305,131       (26,444)   (51,740)  (1,649,581)     20,522      (3,518)
(114,702)
                    ----------    ----------  ---------   ----------  ----------  ----------  ---
-------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS
                      $318,772       ($6,661)   $48,161  ($1,527,821)    $23,919     ($3,435)
($115,400)
                    ==========    ==========  =========   ==========  ==========  ==========
==========

(A) Year ended December 31, 2000 for the Summit Mutual Funds, Inc.'s Zenith Balanced Index, Bond, S&P 500 Index, and S&P MidCap 400 Index Subaccounts, the Scudder Variable Series I's Money Market, Capital Growth, and International Subaccounts, AIM Variable Insurance, Inc.'s Capital Appreciation Subaccount, MFS Variable Insurance Trust's Investors Trust, High Income, Emerging Growth, and Total Return Subaccounts, and the
    Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount.

    Period from May 1, 2000 to December 31, 2000 for the Summit Mutual Funds, Inc.'s Russell 2000 Small Cap Index and Nasdaq-100 Index Subaccounts, AIM Variable Insurance
    Fund, Inc.'s Growth Subaccount, MFS Variable Insurance Trust's New Discovery Subaccount, American Century Variable Portfolios, Inc.'s Income & Growth and Value Subaccounts, Oppenheimer Variable Account Funds' Main Street Growth & Income and Global Securities Subaccounts, and the Neuberger Berman Advisers Management Trust's Guardian Subaccount.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000 (A)

                                                                     AIM Variable
                          Scudder Variable Series I             Insurance Funds, Inc.
                            (unaffiliated issuer)               (unaffiliated issuer)
                      Money        Capital                       Capital
                      Market        Growth   International     Appreciation    Growth
                    Subaccount    Subaccount   Subaccount       Subaccount   Subaccount
                    ----------    ----------   ----------       ----------   ----------
INVESTMENT INCOME
   Dividend income     $92,132      $561,814     $314,646          $68,848       $5,056


EXPENSES
Mortality and
 expense
 risk charge            11,466        37,373       24,497           16,459          339
                    ----------    ----------   ----------       ----------   ----------
NET INVESTMENT
INCOME (LOSS)           80,666       524,441      290,149           52,389        4,717
                    ----------    ----------   ----------       ----------   ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
 gain (loss)
 on investments            ---        48,776       23,005           10,599         (463)
                    ----------    ----------   ----------       ----------   ----------
Net unrealized
 appreciation
 (depreciation)
 of investments            ---    (1,171,151)  (1,111,389)        (445,970)     (41,568)
                    ----------    ----------   ----------       ----------   ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS             ---    (1,122,375)   1,088,384)        (435,371)     (42,031)
                    ----------    ----------   ----------       ----------   ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS             $80,666     ($597,934)   ($798,235)       ($382,982)    ($37,314)
                    ==========    ==========   ==========       ==========   ==========




                                              MFS Variable
         .                                   Insurance Trust
                                          (unaffiliated issuer)
                    ----------------------------------------------------------------
                     Investors        High      Emerging       Total        New
                       Trust         Income       Growth       Return     Discovery
                    Subaccount(C)  Subaccount   Subaccount   Subaccount   Subaccount
                    ----------     ----------   ----------   ----------   ----------
INVESTMENT INCOME




INVESTMENT INCOME
Dividend income        $57,466        $50,279     $273,336       $1,224         $---


EXPENSES
Mortality and
 expense
 risk charge            35,090          4,643       40,713          291          267
                    ----------     ----------   ----------   ----------   ----------
NET INVESTMENT
INCOME (LOSS)           22,376         45,636      232,623          933         (267)
                    ----------     ----------   ----------   ----------   ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
 gain (loss)
 on investments         66,047        (18,928)      98,695        1,100          288
Net unrealized
 appreciation
 (depreciation)
 of investments       (128,969)       (73,657)  (1,655,376)       4,432       (5,406)
                    ----------     ----------   ----------   ----------   ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS         (62,922)       (92,585)  (1,556,681)       5,532       (5,118)
                    ----------     ----------   ----------   ----------   ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS            ($40,546)      ($46,949) ($1,324,058)      $6,465      ($5,385)
                    ----------     ----------   ----------   ----------   ----------


(A) Year ended December 31, 2000 for the Summit Mutual Funds, Inc.'s Zenith Balanced Index, Bond, S&P 500 Index, and S&P MidCap 400 Index Subaccounts, the Scudder Variable Series I's Money Market, Capital Growth, and International Subaccounts, AIM Variable Insurance, Inc.'s Capital Appreciation Subaccount, MFS Variable Insurance Trust's Investors Trust, High Income, Emerging Growth, and Total Return Subaccounts, and the
    Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount.

    Period from May 1, 2000 to December 31, 2000 for the Summit Mutual Funds, Inc.'s Russell 2000 Small Cap Index and Nasdaq-100 Index Subaccounts, AIM Variable Insurance
    Fund, Inc.'s Growth Subaccount, MFS Variable Insurance Trust's New Discovery Subaccount, American Century Variable Portfolios, Inc.'s Income & Growth and Value Subaccounts, Oppenheimer Variable Account Funds' Main Street Growth & Income and Global Securities Subaccounts, and the Neuberger Berman Advisers Management Trust's Guardian Subaccount.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000(A)

                           American Century             Oppenheimer Variable
                      Variable Portfolios, Inc.            Account Funds
                        (unaffiliated issuer)          (unaffiliated issuer)
                       -----------------------      --------------------------
                          Income                       Main Street    Global
                         & Growth     Value         Growth & Income Securities
                        Subaccount  Subaccount          Subaccount  Subaccount
                        ----------  ----------          ----------  ----------
INVESTMENT INCOME
Dividend income               $---        $---                $---        $---

EXPENSES
Mortality and
 expense
 risk charge                    76         196                 177         123
                        ----------  ----------          ----------  ----------
NET INVESTMENT
INCOME (LOSS)                  (76)       (196)               (177)       (123)
                        ----------  ----------          ----------  ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
 gain (loss)
 on investments                (44)          38                (22)       (156)

Net unrealized
 appreciation
 (depreciation)
 of investments             (2,700)      12,261             (7,717)       (994)
                        ----------  ----------          ----------  ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS              (2,744)     12,299              (7,739)     (1,150)
                        ----------  ----------          ----------  ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS                 ($2,820)    $12,103             ($7,916)    ($1,273)
                        ==========  ==========          ==========  ==========


                          Franklin Templeton       Neuberger Berman
                          Variable Insurance      Advisers Management
                            Products Trust               Trust
                         (unaffiliated issuer)   (unaffiliated issuer))
                          -------------------    ----------------------

                                                        Guardian
                               Subaccount              Subaccount
                               ----------              ----------
INVESTMENT INCOME
Dividend income                  $124,974                    $---


EXPENSES
Mortality and
 expense
 risk charge                        8,114                      99
                               ----------              ----------
NET INVESTMENT
INCOME (LOSS)                     116,860                     (99)


REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
 gain (loss)
 on investments                   (10,147)                   (245)
Net unrealized
 appreciation
 (depreciation)
 of investments                  (135,996)                 (1,070)
                               ----------              ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS                   (146,143)                 (1,315)
                               ----------              ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS                       ($29,283)                ($1,414)
                               ==========              ==========


(A) Year ended December 31, 2000 for the Summit Mutual Funds, Inc.'s Zenith Balanced Index, Bond, S&P 500 Index, and S&P MidCap 400 Index Subaccounts, the Scudder Variable Series I's Money Market, Capital Growth, and International Subaccounts, AIM Variable Insurance, Inc.'s Capital Appreciation Subaccount, MFS Variable Insurance Trust's Investors Trust, High Income, Emerging Growth, and Total Return Subaccounts, and the
    Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount.

    Period from May 1, 2000 to December 31, 2000 for the Summit Mutual Funds, Inc.'s Russell 2000 Small Cap Index and Nasdaq-100 Index Subaccounts, AIM Variable Insurance
    Fund, Inc.'s Growth Subaccount, MFS Variable Insurance Trust's New Discovery Subaccount, American Century Variable Portfolios, Inc.'s Income & Growth and Value Subaccounts, Oppenheimer Variable Account Funds' Main Street Growth & Income and Global Securities Subaccounts, and the Neuberger Berman Advisers Management Trust's Guardian Subaccount.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Summit Mutual Funds, Inc.
                                             Zenith Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income                $18,529       $13,641      $267,944
Net realized loss on investments     (18,717)     (187,918)     (356,391)
Net unrealized appreciation
 of investments                      206,197       493,049       108,837
                                  ----------    ----------    ----------
Net increase in net assets
 resulting from operations           206,009       318,772        20,390
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           497,834       543,372       660,557
Transfers between subaccounts
 (including fixed account), net      (58,247)     (479,238)     (813,918)
Surrenders                          (168,812)      (87,943)      (51,749)
                                  ----------    ----------    ----------
Net proceeds (withdrawals)
 from equity transactions            270,775       (23,809)     (205,110)
                                  ----------    ----------    ----------

NET INCREASE (DECREASE)
IN NET ASSETS                        476,784       294,963      (184,720)

NET ASSETS (Beginning of year)     1,826,251     1,531,288     1,716,008
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $2,303,035    $1,826,251    $1,531,288
                                  ----------    ----------    ----------


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        Summit Mutual Funds, Inc.
                                        Balanced Index Subaccount


                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000         1999(A)
                                  ----------    ----------    ----------
OPERATIONS
Net investment income (loss)         $13,510       $19,783          ($17)
Net realized gain (loss)
 on investments                         (640)        2,623           158
Net unrealized appreciation
 (depreciation) of investments       (31,727)      (29,067)       20,990
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                     (18,857)       (6,661)       21,131
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           131,894       112,239       258,157
Transfers between subaccounts
 (including fixed account), net       18,449        (4,281)       (1,510)
Surrenders                           (28,512)      (31,409)         (265)
                                  ----------    ----------    ----------
Net proceeds from
 equity transactions                 121,831        76,549       256,382
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS           102,974        69,888       277,513

NET ASSETS (Beginning of year)       347,401       277,513           ---
                                  ----------    ----------    ----------
NET ASSETS (End of year)            $450,375      $347,401      $277,513
                                  ==========    ==========    ==========


(A)  Period from October 22, 1999 to December 31, 1999.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Summit Mutual Funds, Inc.
                                              Bond Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income                $49,803        $99,901       $32,046
Net realized loss on investments      (6,696)      (14,055)      (18,786)
Net unrealized appreciation
 (depreciation) of investments        25,017       (37,685)      (24,327)
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                      68,124        48,161       (11,067)
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           492,786       241,975       285,434
Transfers between subaccounts
 (including fixed account), net      535,789       (69,297)      (36,561)
Surrenders                           (92,998)      (14,922)      (43,945)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions                 935,577       157,756       204,928
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS         1,003,701       205,917       193,861

NET ASSETS (Beginning of year)       849,199       643,282       449,421
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $1,852,900      $849,199      $643,282
                                  ----------    ----------    ----------


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Summit Mutual Funds, Inc.
                                          S&P 500 Index Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income             $2,459,237      $121,760       $61,019
Net realized gain on investments      14,668       256,492       333,698
Net unrealized appreciation
 (depreciation) of investments    (4,605,346)   (1,906,073)    1,240,113
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                  (2,131,441)   (1,527,821)    1,634,830
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments         5,999,413     5,046,978     4,143,314
Transfers between subaccounts
 (including fixed account), net     (578,607)     (493,960)    1,534,762
Surrenders                        (1,058,547)     (705,474)     (174,541)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions               4,362,259     3,847,544     5,503,535
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS         2,230,818     2,319,723     7,138,365

NET ASSETS (Beginning of year)    14,935,339    12,615,616     5,477,251
                                  ----------    ----------    ----------
NET ASSETS (End of year)         $17,166,157   $14,935,339   $12,615,616
                                 ===========   ===========   ===========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Summit Mutual Funds, Inc.
                                     S&P MidCap 400 Index Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001           2000        1999(A)
                                  ----------    ----------    ----------
OPERATIONS
Net investment income               $164,626        $3,397           $15
Net realized gain (loss)
 on investments                      (21,732)          720             1
Net unrealized appreciation
 (depreciation) of investments      (115,451)       19,802           523
                                  ----------    ----------    ----------
 Net increase in net assets
 resulting from operations            27,443        23,919           539
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           724,820       178,997           423
Transfers between subaccounts
 (including fixed account), net      689,190       372,675        10,576
Surrenders                          (107,864)      (12,397)          ---
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions               1,306,146       539,275        10,999
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS         1,333,589       563,194        11,538

NET ASSETS (Beginning of year)       574,732        11,538           ---
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $1,908,321      $574,732       $11,538
                                  ==========    ==========    ==========


(A)   Period from October 22, 1999 to December 31, 1999.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Summit Mutual Funds, Inc.
                           Russell 2000 Small Cap Index Subaccount

                                   Year Ended December 31,
                                   -----------------------
                                     2001         2000(A)
                                  ----------    ----------
OPERATIONS
Net investment income                 $7,484           $83
Net realized loss on investments      (3,715)          (12)
Net unrealized appreciation
 (depreciation) of investments        19,356        (3,506)
                                  ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                      23,125        (3,435)
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           281,536        48,249
Transfers between subaccounts
 (including fixed account), net      209,344        70,980
Surrenders                           (33,544)          ---
                                  ----------    ----------
 Net proceeds from
 equity transactions                 457,336       119,229
                                  ----------    ----------

NET INCREASE IN NET ASSETS           480,461       115,794

NET ASSETS (Beginning of year)       115,794           ---
                                  ----------    ----------
NET ASSETS (End of year)            $596,255       $115,794
                                  ==========    ==========


(A)   Period from May 1, 2000 to December 31, 2000.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Summit Mutual Funds, Inc.
                                 Nasdaq-100 Index Subaccount


                                   Year Ended December 31,
                                   -----------------------
                                     2001         2000(A)
                                  ----------    ----------
OPERATIONS
Net investment loss                  ($4,389)        ($698)
Net realized loss on investments     (80,088)       (2,342)
Net unrealized depreciation
 of investments                      (76,824)     (112,360)
                                  ----------    ----------
 Net decrease in net assets
 resulting from operations          (161,301)     (115,400)
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           515,815       200,507
Transfers between subaccounts
 (including fixed account), net      321,018       236,698
Surrenders                           (42,813)       (4,554)
                                  ----------    ----------
 Net proceeds from
 equity transactions                 794,020       432,651
                                  ----------    ----------

NET INCREASE IN NET ASSETS           632,719       317,251

NET ASSETS (Beginning of year)       317,251           ---
                                  ----------    ----------
NET ASSETS (End of year)            $949,970      $317,251
                                  ==========    ==========


(A)   Period from May 1, 2000 to December 31, 2000.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Scudder Variable Series I
                                          Money Market Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income                $78,634       $80,666       $37,122
                                  ----------    ----------    ----------
 Net increase in net assets
 resulting from operations            78,634        80,666        37,122
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments         5,538,693     8,167,783     5,800,168
Transfers between subaccounts
 (including fixed account), net   (2,749,960)   (6,916,562)   (5,187,567)
Surrenders                        (2,537,512)      (20,046)      (42,557)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions                 251,221     1,231,175       570,044
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS           329,855     1,311,841       607,166

NET ASSETS (Beginning of year)     2,517,626     1,205,785       598,619
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $2,847,481    $2,517,626    $1,205,785
                                  ==========    ==========    ==========


The accompanying notes are an integral part of the financial statements.



CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Scudder Variable Series I
                                         Capital Growth Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000         1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income               $589,403      $524,441      $208,480
Net realized gain (loss)
 on investments                      (27,132)       48,776        99,554
Net unrealized appreciation
 (depreciation) of investments    (1,667,330)   (1,171,151)      607,971
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                  (1,105,059)     (597,934)      916,005
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments         1,782,680     1,684,224     1,304,093
Transfers between subaccounts
 (including fixed account), net     (357,562)      244,585       202,587
Surrenders                          (372,023)     (208,521)     (103,604)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions               1,053,095     1,720,288     1,403,076
                                  ----------    ----------    ----------

NET INCREASE (DECREASE)
IN NET ASSETS                        (51,964)    1,122,354     2,319,081

NET ASSETS (Beginning of year)     5,250,352     4,127,998     1,808,917
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $5,198,388    $5,250,352    $4,127,998
                                  ==========    ==========    ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        Scudder Variable Series I
                                         International Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income               $666,999      $290,149     $117,903
Net realized gain (loss)
 on investments                      (43,580)       23,005       47,426
Net unrealized appreciation
 (depreciation) of investments    (1,980,025)   (1,111,389)      727,138
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                  (1,356,606)     (798,235)      892,467
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments         1,554,181     1,329,153       768,038
Transfers between subaccounts
 (including fixed account), net     (105,791)      468,323        90,501
Surrenders                          (279,266)     (153,987)      (31,226)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions               1,169,124     1,643,489       827,313
                                  ----------    ----------    ----------

NET INCREASE (DECREASE)
 IN NET ASSETS                      (187,482)      845,254     1,719,780

NET ASSETS (Beginning of year)     3,725,450     2,880,196     1,160,416
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $3,537,968    $3,725,450    $2,880,196
                                  ==========    ==========    ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    AIM Variable Insurance Fund, Inc.
                                     Capital Appreciation Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000         1999(A)
                                  ----------    ----------    ----------
OPERATIONS
Net Investment Income               $204,847       $52,389       $27,794
Net realized gain (loss)
 on investments                       (2,670)       10,599         4,038
Net unrealized appreciation
 (depreciation) of investments      (878,861)     (445,970)      331,712
                                  ----------    ----------    ----------
Net increase (decrease)
 in net assets resulting
 from operations                    (676,684)     (382,982)      363,544
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments         1,195,964       768,508     1,138,440
Transfers between subaccounts
(including fixed account), net        42,888       689,639        27,731
Surrenders                          (247,003)      (67,329)      (10,158)
                                  ----------    ----------    ----------
Net proceeds from
 equity transactions                 991,849     1,390,818     1,156,013
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS           315,165     1,007,836     1,519,557

NET ASSETS (beginning of year)     2,527,393     1,519,557           ---
                                  ----------    ----------    ----------
NET ASSETS (end of year)          $2,842,558    $2,527,393    $1,519,557
                                  ==========    ==========    ==========



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                             AIM Variable Insurance Fund, Inc.
                                     Growth Subaccount

                                   Year Ended December 31,
                                   -----------------------
                                     2001         2000(A)
                                  ----------    ----------
OPERATIONS
Net investment income (loss)           ($944)       $4,717
Net realized loss on investments      (8,136)         (463)
Net unrealized depreciation
 of investments                      (64,932)      (41,568)
                                  ----------    ----------
 Net decrease in net assets
 resulting from operations           (74,012)      (37,314)
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           166,417        84,294
Transfers between subaccounts
 (including fixed account), net      118,449       109,316
Surrenders                           (19,615)          ---
                                  ----------    ----------
 Net proceeds from
 equity transactions                 265,251       193,610
                                  ----------    ----------

NET INCREASE IN NET ASSETS           191,239       156,296

NET ASSETS (Beginning of year)       156,296           ---
                                  ----------    ----------
NET ASSETS (End of year)            $347,535      $156,296
                                  ==========    ==========


(A)   Period from May 1, 2000 to December 31, 2000.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       MFS Variable Insurance Trust
                                        Investors Trust Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income               $114,823       $22,376       $13,682
Net realized gain on investments      10,971        66,047       154,899
Net unrealized appreciation
 (depreciation) of investments    (1,027,396)     (128,969)       51,814
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                    (901,602)      (40,546)      220,395
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments         1,620,898     1,650,059     1,505,108
Transfers between subaccounts
 (including fixed account), net     (153,887)     (595,580)      209,640
Surrenders                          (365,726)     (168,804)      (76,259)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions               1,101,285       885,675     1,638,489
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS           199,683       845,129     1,858,884

NET ASSETS (Beginning of year)     5,083,449     4,238,320     2,379,436
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $5,283,132    $5,083,449    $4,238,320
                                  ==========    ==========    ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       MFS Variable Insurance Trust
                                          High Income Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income                $61,679       $45,636       $28,334
Net realized loss on investments      (8,037)      (18,928)       (8,488)
Net unrealized appreciation
 (depreciation) of investments       (50,438)      (73,657)        4,084
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                       3,204       (46,949)      23,930
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           278,801       221,673       216,829
Transfers between subaccounts
 (including fixed account), net       55,862       (15,138)      (21,582)
Surrenders                           (62,101)      (62,077)      (11,269)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions                 272,562       144,458       183,978
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS           275,766        97,509       207,908

NET ASSETS (Beginning of year)       684,871       587,362       379,454
                                  ----------    ----------    ----------
NET ASSETS (End of year)            $960,637      $684,871      $587,362
                                  ==========    ==========    ==========



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        MFS Variable Insurance Trust
                                         Emerging Growth Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income (loss)        $288,291      $232,623      ($30,313)
Net realized gain on investments       9,623        98,695       134,478
Net unrealized appreciation
 (depreciation) of investments    (2,440,406)   (1,655,376)    1,560,781
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                  (2,142,492)   (1,324,058)    1,664,946
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments         2,632,553     2,248,405       995,340
Transfers between subaccounts
 (including fixed account), net     (185,337)      752,032       647,074
Surrenders                          (412,544)     (228,578)      (30,556)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions               2,034,672     2,771,859     1,611,858
                                  ----------    ----------    ----------

NET INCREASE (DECREASE)
IN NET ASSETS                       (107,820)    1,447,801     3,276,804

NET ASSETS (Beginning of year)     5,797,114     4,349,313     1,072,509
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $5,689,294    $5,797,114    $4,349,313
                                  ==========    ==========    ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        MFS Variable Insurance Trust
                                          Total Return Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                     2001          2000         1999(A)
                                  ----------    ----------    ----------
OPERATIONS
Net investment income                 $8,970          $933          $---
Net realized gain on investments       1,579         1,100           ---
Net unrealized appreciation
 (depreciation) of investments        (1,617)        4,432            23
                                  ----------    ----------    ----------
 Net increase in net assets
 resulting from operations             8,932         6,465            23
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           506,039        25,753         1,776
Transfers between subaccounts
 (including fixed account), net      276,011        37,648            91
Surrenders                           (37,194)      (11,215)          ---
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions                 744,856        52,186         1,867
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS           753,788        58,651         1,890

NET ASSETS (Beginning of year)        60,541         1,890           ---
                                  ----------    ----------    ----------
NET ASSETS (End of year)            $814,329       $60,541        $1,890
                                  ----------    ----------    ----------


(A)   Period from October 22, 1999 to December 31, 1999.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                MFS Variable Insurance Trust
                                   New Discovery Subaccount

                                   Year Ended December 31,
                                   -----------------------
                                      2001        2000(A)
                                  ----------    ----------
OPERATIONS
Net investment income (loss)          $7,658         ($267)
Net realized gain (loss)
 on investments                       (5,018)          288
Net unrealized appreciation
 (depreciation) of investments         4,367        (5,406)
                                  ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                       7,007        (5,385)
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           314,481        40,149
Transfers between subaccounts
 (including fixed account), net      143,945       139,241
Surrenders                           (24,531)         (239)
                                  ----------    ----------
 Net proceeds from
 equity transactions                 433,895       179,151
                                  ----------    ----------

NET INCREASE IN NET ASSETS           440,902       173,766

NET ASSETS (Beginning of year)       173,766           ---
                                  ----------    ----------
NET ASSETS (End of year)            $614,668      $173,766
                                  ==========    ==========



(A)   Period from May 1, 2000 to December 31, 2000.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                        American Century Variable Portfolios, Inc.
                                  Income & Growth Subaccount

                                   Year Ended December 31,
                                   -----------------------
                                     2001         2000(A)
                                  ----------    ----------
OPERATIONS
Net investment loss                    ($270)         ($76)
Net realized loss
 on investments                       (3,373)          (44)
Net unrealized depreciation
 of investments                         (991)       (2,700)
                                  ----------    ----------
 Net decrease in net assets
 resulting from operations            (4,634)       (2,820)
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments            80,947         5,258
Transfers between subaccounts
 (including fixed account), net       57,711        46,748
Surrenders                           (11,678)          ---
                                  ----------    ----------
 Net proceeds from
 equity transactions                 126,980        52,006
                                  ----------    ----------

NET INCREASE IN NET ASSETS           122,346        49,186

NET ASSETS (Beginning of year)        49,186           ---
                                  ----------    ----------
NET ASSETS (End of year)            $171,532       $49,186
                                  ==========    ==========


(A)   Period from May 1, 2000 to December 31, 2000.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                          American Century Variable Portfolios, Inc.
                                     Value Subaccount


                                   Year Ended December 31,
                                   -----------------------
                                     2001         2000(A)
                                  ----------    ----------
OPERATIONS
Net investment loss                  ($1,311)        ($196)
Net realized gain on investments       1,435            38
Net unrealized appreciation
 of investments                       57,258        12,261
                                  ----------    ----------
 Net increase in net assets
 resulting from operations            57,382        12,103
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           264,460        38,515
Transfers between subaccounts
 (including fixed account), net      322,662        45,538
Surrenders                           (32,000)          ---
                                  ----------    ----------
 Net proceeds from
 equity transactions                 555,122        84,053
                                  ----------    ----------

NET INCREASE IN NET ASSETS           612,504        96,156

NET ASSETS (Beginning of year)        96,156           ---
                                  ----------    ----------
NET ASSETS (End of year)            $708,660       $96,156
                                  ==========    ==========


(A)   Period from May 1, 2000 to December 31, 2000.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                           Oppenheimer Variable Account Funds
                          Main Street Growth & Income Subaccount


                                   Year Ended December 31,
                                   -----------------------
                                      2001        2000(A)
                                  ----------    ----------
OPERATIONS
Net investment loss                  ($1,737)        ($177)
Net realized loss on investments      (2,405)          (22)
Net unrealized depreciation
 of investments                      (27,812)       (7,717)
                                  ----------    ----------
 Net decrease in net assets
 resulting from operations           (31,954)       (7,916)
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           270,544        87,492
Transfers between subaccounts
 (including fixed account), net      285,249        90,999
Surrenders                           (36,610)          ---
                                  ----------    ----------
 Net proceeds from
 equity transactions                 519,183       178,491
                                  ----------    ----------

NET INCREASE IN NET ASSETS           487,229       170,575

NET ASSETS (Beginning of year)       170,575           ---
                                  ----------    ----------
NET ASSETS (End of year)            $657,804      $170,575
                                  ==========    ==========


(A)   Period from May 1, 2000 to December 31, 2000.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              Oppenheimer Variable Account Funds
                                 Global Securities Subaccount


                                   Year Ended December 31,
                                   -----------------------
                                     2001         2000(A)
                                  ----------    ----------
OPERATIONS
Net investment income (loss)         $14,132         ($123)
Net realized loss on investments      (3,709)         (156)
Net unrealized depreciation
 of investments                      (24,601)         (994)
                                  ----------    ----------
 Net decrease in net assets
 resulting from operations           (14,178)       (1,273)
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           173,313        32,960
Transfers between subaccounts
 (including fixed account), net      121,990        64,284
Surrenders                           (21,460)          ---
                                  ----------    ----------
 Net proceeds from
 equity transactions                 273,843        97,244
                                  ----------    ----------

NET INCREASE IN NET ASSETS           259,665        95,971

NET ASSETS (Beginning of year)        95,971           ---
                                  ----------    ----------
NET ASSETS (End of year)            $355,636       $95,971
                                  ==========    ==========


(A)   Period from May 1, 2000 to December 31, 2000.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                          Franklin Templeton Variable Insurance Products Trust
                                     International Securities Subaccount

                                          Year Ended December 31,
                                          -----------------------
                                      2001         2000          1999
                                  ----------    ----------    ----------
OPERATIONS
Net investment income               $337,001      $116,860       $58,683
Net realized loss on investments     (16,632)      (10,147)       (7,986)
Net unrealized appreciation
 (depreciation) on investments      (557,292)     (135,996)       92,058
                                  ----------    ----------    ----------
 Net increase (decrease)
 in net assets resulting
 from operations                    (236,923)      (29,283)      142,755
                                  ----------    ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments           491,752       402,905       330,231
Transfers between subaccounts
 (including fixed account), net      (18,096)       42,319       (53,502)
Surrenders                           (75,523)      (34,096)       (3,913)
                                  ----------    ----------    ----------
 Net proceeds from
 equity transactions                 398,133       411,128       272,816
                                  ----------    ----------    ----------

NET INCREASE IN NET ASSETS           161,210       381,845       415,571

NET ASSETS (Beginning of year)     1,282,474       900,629       485,058
                                  ----------    ----------    ----------
NET ASSETS (End of year)          $1,443,684    $1,282,474      $900,629
                                  ==========    ==========    ==========



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                          Neuberger Berman Advisers Management Trust
                                    Guardian Subaccount

                                   Year Ended December 31,
                                   -----------------------
                                     2001        2000(A)
                                  ----------    ----------
OPERATIONS
Net investment income (loss)          $4,277          ($99)
Net realized loss on investments      (2,930)         (245)
Net unrealized depreciation
 on investments                       (5,331)       (1,070)
                                  ----------    ----------
 Net decrease in net assets
 resulting from operations            (3,984)       (1,414)
                                  ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments            93,536         6,497
Transfers between subaccounts
 (including fixed account), net      203,383        41,939
Surrenders                           (14,370)          ---
                                  ----------    ----------
 Net proceeds from
 equity transactions                 282,549        48,436
                                  ----------    ----------

NET INCREASE IN NET ASSETS           278,565        47,022

NET ASSETS (Beginning of year)        47,022           ---
                                  ----------    ----------
NET ASSETS (End of year)            $325,587       $47,022
                                  ==========    ==========


(A)   Period from May 1, 2000 to December 31, 2000.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                       Alger American Fund
                                   Leveraged AllCap Subaccount

                                    Period Ended December 31,
                                    -------------------------
                                              2001(A)
                                            ----------
OPERATIONS
Net investment loss                               ($26)
Net realized loss on investments                   (76)
Net unrealized appreciation
 on investments                                    536
                                            ----------
 Net increase in net assets
 resulting from operations                         434
                                            ----------

EQUITY TRANSACTIONS
Contract purchase payments                       3,254
Transfers between subaccounts
 (including fixed account), net                  9,540
Surrenders                                      (1,481)
                                            ----------
 Net proceeds from equity transactions          11,313
                                            ----------

NET INCREASE IN NET ASSETS                      11,747

NET ASSETS (Beginning of year)                     ---
                                            ----------
NET ASSETS (End of year)                       $11,747
                                            ==========


(A)   Period from May 1, 2001 to December 31, 2001.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                      Alger American Fund
                                    MidCap Growth Subaccount

                                    Period Ended December 31,
                                    -------------------------
                                              2001(A)
                                            ----------
OPERATIONS
Net investment loss                              ($158)
Net realized loss on investments                  (719)
Net unrealized appreciation
 on investments                                  2,189
                                            ----------
 Net increase in net assets
 resulting from operations                       1,312


EQUITY TRANSACTIONS
Contract purchase payments                      23,566
Transfers between subaccounts
 (including fixed account), net                 38,766
Surrenders                                      (3,610)
                                            ----------
 Net proceeds from equity transactions          58,722
                                            ----------

NET INCREASE IN NET ASSETS                      60,034

NET ASSETS (Beginning of year)                     ---
                                            ----------
NET ASSETS (End of year)                       $60,034
                                            ==========


(A)   Period from May 1, 2001 to December 31, 2001.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                Seligman Portfolios, Inc.
                          Communications & Information Subaccount

                                    Period Ended December 31,
                                    -------------------------
                                             2001(A)
                                            ----------
OPERATIONS
Net investment income                           $3,002
Net realized loss on investments                   (94)
Net unrealized depreciation
 on investments                                 (1,070)
                                            ----------
 Net increase in net assets
 resulting from operations                       1,838
                                            ----------

EQUITY TRANSACTIONS
Contract purchase payments                      7,185
Transfers between subaccounts
 (including fixed account), net                  8,337
Surrenders                                        (827)
                                            ----------
 Net proceeds from equity transactions          14,695
                                            ----------

NET INCREASE IN NET ASSETS                      16,533

NET ASSETS (Beginning of year)                     ---
                                            ----------
NET ASSETS (End of year)                       $16,533
                                            ==========


(A)   Period from May 1, 2001 to December 31, 2001.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

             Seligman Portfolios, Inc
             Small-Cap Value Subaccount

                                    Period Ended December 31,
                                    -------------------------
                                              2001(A)
                                            ----------
OPERATIONS
Net investment income                              $36
Net realized loss on investments                  (380)
Net unrealized appreciation
 on investments                                  8,580
                                            ----------
 Net increase in net assets
 resulting from operations                       8,236
                                            ----------

EQUITY TRANSACTIONS
Contract purchase payments                      31,603
Transfers between subaccounts
 (including fixed account), net                 47,274
Surrenders                                      (2,958)
                                            ----------
 Net proceeds from equity transactions          75,919
                                            ----------

NET INCREASE IN NET ASSETS                      84,155

NET ASSETS (Beginning of year)                     ---
                                            ----------
NET ASSETS (End of year)                       $84,155
                                            ==========



(A)   Period from May 1, 2001 to December 31, 2001.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Life Account of The Union Central Life Insurance Company (the Life Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Life Account was established on July 10, 1995 under Ohio law and by resolution of the Board of Directors of The Union Central life Insurance Company
(Union Central) and commenced operations on December 29,
1995. The Life Account is comprised of twenty-seven sub-accounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc. (formerly known as Carillon
Fund, Inc.), Scudder Variable Series I, AIM Variable
Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable
Account Funds, Franklin Templeton Variable Insurance
Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, and Seligman Portfolios, Inc. (the
Funds).   The Funds are no-load, diversified, open-end
management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon
Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly-owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM Variable Insurance Fund, Inc.,
MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Fund,
Franklin Templeton Variable Insurance Products, Neuberger
 Berman Advisers Management Trust, Alger American Fund, and Seligman Portfolio Inc., are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly-owned subsidiary of Zurich Scudder Investments, Inc., serves as distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Series I. AIM Distributors Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly-owned subsidiary of Massachusetts Financial Services Company, serves as distributor of shares issued by the MFS Variable Insurance Trust. Franklin Templeton Distributors, Inc. serves as the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. American Century Investment Services, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Oppenheimer
Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Alger American Fund is the distributor of the shares issued by Alger American Fund. Seligman Portfolios, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc.

On May 1, 2001, the Life Account began operations in the Alger American Fund's Leveraged AllCap Portfolio and MidCap Growth Portfolio and the Seligman Portfolios, Inc.'s Communications and Information Portfolio and Small-Cap Value Portfolio.

The assets of the Life Account are segregated from the other assets of Union Central and the investment performance of the Life Account is independent of the investment performance of both Union Central's general assets and other separate accounts.

Investment valuation - Assets of the Life Account are invested in shares of the Funds at the net asset value of the Funds'
 shares. Investments in the Funds' shares are subsequently valued at the net asset value of the Funds' shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities
 transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share. Dividend income shown on the statement of operations includes capital gain distributions.

Federal income taxes - The operations of the Life Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Life Account. Investment income and realized capital gains and losses on assets of the Life Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

Reclassification - Previously reported amounts for 2000 have in some instances been reclassified to conform to the 2001 presentation.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                       Purchases        Sales
                                                       ---------        -----
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                                       $385,044       $95,738
Balanced Index Subaccount                               $147,299       $12,459
Bond Subaccount                                       $1,024,223       $42,185
S&P 500 Index Subaccount                              $7,216,041      $397,852
S&P MidCap 400 Index Subaccount                       $1,540,311       $69,582
Russell 2000 Small Cap Index Subaccount                 $486,127       $21,319
Nasdaq-100 Index Subaccount                             $837,515       $47,888

SCUDDER VARIABLE SERIES I
Money Market Subaccount                               $5,345,037    $5,015,128
Capital Growth Subaccount                             $1,779,182      $136,614
International Subaccount                              $1,936,604      $104,077

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount                       $1,273,135       $78,955
Growth Subaccount                                       $272,606        $8,325

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                            $1,330,314      $119,711
High Income Subaccount                                  $366,652       $33,313
Emerging Growth Subaccount                            $2,450,600      $127,573
Total Return Subaccount                                 $791,603       $37,804
New Discovery Subaccount                                $457,155       $15,619

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                              $139,232       $12,516
Value Subaccount                                        $561,078        $7,287

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Growth & Income Subaccount                  $528,623       $11,194
Global Securities Subaccount                            $296,090        $8,120

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
International Securities Subaccount                     $779,365       $43,232

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Guardian Subaccount                                     $302,007       $15,176

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                              $13,431        $2,142
MidCap Growth Subaccount                                 $62,453        $3,891

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount                  $18,987        $1,289
Small-Cap Value Subaccount                               $84,602        $8,650


NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger
American Fund, and Seligman Portfolios, Inc. as of
December 31, 2001:

                                             Summit Mutual Funds, Inc.
                           ----------------------------------------------------------
                                        Balanced                S&P 500    S&P MidCap
                             Zenith      Index        Bond       Index     400 Index
                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                           ----------  ----------  ----------  ----------  ----------
Net asset value per share      $16.55       $8.77       $9.63      $15.03       $9.34
Number of shares              139,156      51,354     192,407   1,142,129     204,311

                          Summit Mutual Funds, Inc.          Scudder Variable Series I
                          -------------------------      ----------------------------------
                          Russell 2000  Nasdaq-100         Money      Capital
                        Small Cap Index   Index            Market      Growth    International
                           Subaccount   Subaccount       Subaccount   Subaccount   Subaccount
                           ----------   ----------       ----------   ----------   ----------
Net asset value per share       $9.62        $4.46            $1.00       $16.36        $8.05
Number of shares               61,978      212,995        2,847,330      317,753      439,502

                                           MFS Variable Insurance Trust
                           --------------------------------------------------------------
                           Investors       High      Emerging       Total         New
                             Trust        Income       Growth       Return     Discovery
                           Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                           ----------   ----------   ----------   ----------   ----------
Net asset value per share      $17.13        $9.22       $17.98       $18.61      $15.27
Number of shares              308,417      104,191      316,424       43,756      40,252
                                                                               Neuberger Berman
                                                                                   Advisers
                               AIM Variable            American Century           Management
                            Insurance Fund, Inc.    Variable Portfolios, Inc.       Trust
                           ---------------------    -------------------------   --------------
                            Capital                    Income
                          Appreciation   Growth       & Growth     Value          Guardian
                           Subaccount  Subaccount    Subaccount  Subaccount       Subaccount
                           ----------  ----------    ----------  ----------       ----------
Net asset value per share      $21.72      $16.37         $6.46       $7.44          $14.64
Number of shares              130,816      21,228        26,554      95,247          22,240
                                                            Franklin Templeton
                                                            Variable Insurance
                     Oppenheimer Variable Account Funds        Products Trust
                     ----------------------------------      -----------------
                           Main Street      Global             International
                        Growth & Income   Securities             Securities
                           Subaccount     Subaccount             Subaccount
                           ----------     ----------             ----------
Net asset value per share      $18.99         $22.84                 $11.74
Number of shares               34,638         15,570                122,971

                            Alger American Fund       Seligman Portfolios, Inc.
                           Leveraged      MidCap      Communications  Small-Cap
                             AllCap       Growth      & Information    Value
                           Subaccount   Subaccount      Subaccount   Subaccount
                           ----------   ----------      ----------   ----------
Net asset value per share      $31.55      $17.67          $12.53       $13.04
Number of shares                  372       3,397           1,320        6,453


NOTE 4 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of .75% of the net assets during the first ten policy years and .25% of net assets thereafter of the Life Account is determined daily. The mortality risk Union Central assumes is that the insureds on the policies may die sooner than anticipated and therefore Union Central will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed by Union Central is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administra-tive charges assessed against the policies.



            NOTE 5 - RELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), formerly known as Carillon Advisers, Inc., under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the Fund. Summit Mutual Funds, Inc.
pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

  (a) for the Zenith Portfolio - .64% of the current net asset value.

  (b) for the Bond Portfolio - .47% of the current net asset value.

  (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

  (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

  (e) for the Balanced Index Portfolio - .30% of the current net asset value.

  (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

  (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser agreed to reduce its fee from those shown above for a period of one year from May 1, 2000 by .03, .08 and .20 percentage points for the S&P 500 Index Portfolio, the Zenith Portfolio, and the Bond Portfolio, respectively, which expired on May 1, 2001.

Administration fees - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate of .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending November 9, 2001, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Nasdaq-100 Index and Balanced Index Portfolios. In addition, the Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers - As a result, for the period ended December 31, 2001, the Adviser waived the Zenith Portfolio $13,591, Bond Portfolio $19,998, S&P 500 Index Portfolio $17,488, S&P
MidCap 400 Index Portfolio $1,432, Balanced Index Portfolio $942, Nasdaq-100 Index Portfolio $1,026, and Russell 2000 Small Cap Index Portfolio $1,444, and the Adviser reimbursed fees for the S&P MidCap 400 Index Portfolio $41,249, Balanced Index Portfolio $28,221, Nasdaq-100 Index Portfolio $33,036 and the Russell 2000 Small Cap Index Portfolio $59,196.


Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

NOTE 6 - SELECTED PER UNIT DATA
Below is a summary of unit values and units outstanding for variable universal life contracts and the expense ratios, excluding expenses of the underlying funds for the period ended December 31, 2001.

                                                                     2001
                                                                     ----
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value                                            $16.21
Prior year accumulation unit value                                 $14.68
Number of accumulation units outstanding, end of period        142,111.66
Change in the number of units                                   17,691.52
Total net assets                                                2,303,035
Expense as a percentage of average net assets                       0.75%
Total return                                                       10.41%
Investment income as a percentage of average net assets(4)          1.64%

BALANCED INDEX SUBACCOUNT
Accumulation unit value                                             $9.96
Prior year accumulation unit value                                 $10.49
Number of accumulation units outstanding, end of period         45,232.50
Change in the number of units                                   12,121.55
Total net assets                                                  450,375
Expense as a percentage of average net assets                       0.75%
Total return                                                       -5.10%
Investment income as a percentage of average net assets(4)          1.25%

BOND SUBACCOUNT
Accumulation unit value                                            $13.71
Prior year accumulation unit value                                 $12.94
Number of accumulation units outstanding, end of period        135,109.72
Change in the number of units                                   69,464.12
Total net assets                                                1,852,900
Expense as a percentage of average net assets                       0.75%
Total return                                                        6.01%
Investment income as a percentage of average net assets(4)          4.47%

S&P 500 INDEX SUBACCOUNT
Accumulation unit value                                            $18.39
Prior year accumulation unit value                                 $21.14
Number of accumulation units outstanding, end of period        933,676.56
Change in the number of units                                  227,299.89
Total net assets                                               17,166,157
Expense as a percentage of average net assets                       0.75%
Total return                                                      -13.04%
Investment income as a percentage of average net assets(4)          0.69%

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value                                            $13.10
Prior year accumulation unit value                                 $13.35
Number of accumulation units outstanding, end of period        145,694.76
Change in the number of units                                  102,653.34
Total net assets                                                1,908,321
Expense as a percentage of average net assets                       0.75%
Total return                                                       -1.91%
Investment income as a percentage of average net assets(4)          0.31%




NOTE 6 - SELECTED PER UNIT DATA (CONTINUED)

                                                                     2001
                                                                     ----
SUMMIT MUTUAL FUNDS, INC.

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value                                             $9.64
Prior year accumulation unit value                                  $9.57(1)
Number of accumulation units outstanding, end of period         61,840.15
Change in the number of units                                   49,737.53
Total net assets                                                  596,255
Expense as a percentage of average net assets                       0.75%
Total return                                                        0.78%
Investment income as a percentage of average net assets(4)          0.90%

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value                                             $4.09
Prior year accumulation unit value                                  $6.17(1)
Number of accumulation units outstanding, end of period        232,091.21
Change in the number of units                                  180,653.72
Total net assets                                                  949,970
Expense as a percentage of average net assets                       0.75%
Total return                                                      -33.64%
Investment income as a percentage of average net assets(4)            ---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value                                            $12.89
Prior year accumulation unit value                                 $12.50
Number of accumulation units outstanding, end of period        220,858.02
Change in the number of units                                   19,488.71
Total net assets                                                2,847,481
Expense as a percentage of average net assets                       0.75%
Total return                                                        3.12%
Investment income as a percentage of average net assets(4)          3.65%

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value                                            $17.89
Prior year accumulation unit value                                 $22.35
Number of accumulation units outstanding, end of period        290,534.82
Change in the number of units                                   55,665.15
Total net assets                                                5,198,388
Expense as a percentage of average net assets                       0.75%
Total return                                                      -19.96%
Investment income as a percentage of average net assets(4)         12.00%


                                                                     2001
                                                                     ----
SCUDDER VARIABLE SERIES I

INTERNATIONAL SUBACCOUNT
Accumulation unit value                                            $11.62
Prior year accumulation unit value                                 $16.93
Number of accumulation units outstanding, end of period        304,591.23
Change in the number of units                                   84,482.57
Total net assets                                                3,537,968
Expense as a percentage of average net assets                       0.75%
Total return                                                      -31.37%
Investment income as a percentage of average net assets(4)         19.11%

AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value                                             $9.06
Prior year accumulation unit value                                 $11.90
Number of accumulation units outstanding, end of period        313,765.25
Change in the number of units                                  101,336.96
Total net assets                                                2,842,558
Expense as a percentage of average net assets                       0.75%
Total return                                                      -23.85%
Investment income as a percentage of average net assets(4)            ---

GROWTH SUBACCOUNT
Accumulation unit value                                             $4.89
Prior year accumulation unit value                                  $7.45(1)
Number of accumulation units outstanding, end of period         71,075.29
Change in the number of units                                   50,100.01
Total net assets                                                  347,535
Expense as a percentage of average net assets                       0.75%
Total return                                                      -34.38%
Investment income as a percentage of average net assets(4)          0.31%

MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST
Accumulation unit value                                            $15.77
Prior year accumulation unit value                                 $18.90
Number of accumulation units outstanding, end of period        335,048.86
Change in the number of units                                   66,122.52
Total net assets                                                5,283,132
Expense as a percentage of average net assets                       0.75%
Total return                                                      -16.58%
Investment income as a percentage of average net assets(4)          0.48%


                                                                     2001
                                                                     ----
MFS VARIABLE INSURANCE TRUST

HIGH INCOME SUBACCOUNT
Accumulation unit value                                            $11.38
Prior year accumulation unit value                                 $11.24
Number of accumulation units outstanding, end of period         84,381.88
Change in the number of units                                   23,434.43
Total net assets                                                  960,637
Expense as a percentage of average net assets                       0.75%
Total return                                                        1.31%
Investment income as a percentage of average net assets(4)          8.28%

EMERGING GROWTH SUBACCOUNT
Accumulation unit value                                            $15.34
Prior year accumulation unit value                                 $23.24
Number of accumulation units outstanding, end of period        370,904.51
Change in the number of units                                  121,410.93
Total net assets                                                5,689,294
Expense as a percentage of average net assets                       0.75%
Total return                                                      -33.98%
Investment income as a percentage of average net assets(4)          5.70%

TOTAL RETURN SUBACCOUNT
Accumulation unit value                                            $11.78
Prior year accumulation unit value                                 $11.84
Number of accumulation units outstanding, end of period         69,132.08
Change in the number of units                                   64,018.26
Total net assets                                                  814,329
Expense as a percentage of average net assets                       0.75%
Total return                                                       -0.50%
Investment income as a percentage of average net assets(4)          1.05%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value                                             $9.04
Prior year accumulation unit value                                  $9.59(1)
Number of accumulation units outstanding, end of period         68,022.84
Change in the number of units                                   49,896.23
Total net assets                                                  614,668
Expense as a percentage of average net assets                       0.75%
Total return                                                       -5.74%
Investment income as a percentage of average net assets(4)          0.10%


                                                                     2001
                                                                     ----
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value                                             $8.24
Prior year accumulation unit value                                  $9.06(1)
Number of accumulation units outstanding, end of period         20,818.86
Change in the number of units                                   15,388.74
Total net assets                                                  171,532
Expense as a percentage of average net assets                       0.75%
Total return                                                       -9.04%
Investment income as a percentage of average net assets(4)          0.43%

VALUE SUBACCOUNT
Accumulation unit value                                            $13.51
Prior year accumulation unit value                                 $12.07(1)
Number of accumulation units outstanding, end of period         52,447.36
Change in the number of units                                   44,478.50
Total net assets                                                  708,660
Expense as a percentage of average net assets                       0.75%
Total return                                                       11.98%
Investment income as a percentage of average net assets(4)          0.38%

OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET GROWTH & INCOME SUBACCOUNT
Accumulation unit value                                             $8.11
Prior year accumulation unit value                                  $9.09(1)
Number of accumulation units outstanding, end of period         81,118.59
Change in the number of units                                   62,362.20
Total net assets                                                  657,804
Expense as a percentage of average net assets                       0.75%
Total return                                                      -10.83%
Investment income as a percentage of average net assets(4)          0.29%

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value                                             $8.43
Prior year accumulation unit value                                  $9.65(1)
Number of accumulation units outstanding, end of period         42,195.71
Change in the number of units                                   32,254.44
Total net assets                                                  355,636
Expense as a percentage of average net assets                       0.75%
Total return                                                      -12.70%
Investment income as a percentage of average net assets(4)          6.97%


                                                                     2001
                                                                     ----
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

INTERNATIONAL SECURITIES SUBACCOUNT
Accumulation unit value                                            $11.71
Prior year accumulation unit value                                 $14.04
Number of accumulation units outstanding, end of period        123,312.15
Change in the number of units                                   31,979.59
Total net assets                                                1,443,684
Expense as a percentage of average net assets                       0.75%
Total return                                                      -16.62%
Investment income as a percentage of average net assets(4)         25.45%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value                                             $9.41
Prior year accumulation unit value                                  $9.63(1)
Number of accumulation units outstanding, end of period         34,587.92
Change in the number of units                                   29,704.78
Total net assets                                                  325,587
Expense as a percentage of average net assets                       0.75%
Total return                                                       -2.24%
Investment income as a percentage of average net assets(4)          0.20%

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value                                             $9.28(2)
Number of accumulation units outstanding, end of period          1,266.45
Change in the number of units                                    1,266.45
Total net assets                                                   11,747
Expense as a percentage of average net assets                       0.75%
Total return                                                       -7.24%(3)
Investment income as a percentage of average net assets(4)           ---

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value                                             $9.71(2)
Number of accumulation units outstanding, end of period          6,180.84
Change in the number of units                                    6,180.84
Total net assets                                                   60,034
Expense as a percentage of average net assets                       0.75%
Total return                                                       -2.87%(3)
Investment income as a percentage of average net assets(4)           ---


                                                                     2001
                                                                     ----
SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value                                             $9.12(2)
Number of accumulation units outstanding, end of period          1,813.30
Change in the number of units                                    1,813.30
Total net assets                                                   16,533
Expense as a percentage of average net assets                       0.75%
Total return                                                       -8.82%(2)
Investment income as a percentage of average net assets(4)            ---

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value                                            $12.11(2)
Number of accumulation units outstanding, end of period          6,950.93
Change in the number of units                                    6,950.93
Total net assets                                                   84,155
Expense as a percentage of average net assets                       0.75%
Total return        21.07%(3)
Investment income as a percentage of average net assets(4)            ---


(1) Commencement of operations was May 1, 2000, with a beginning accumulation unit value of $10.00.
(2) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(3) Returns presented are since inception.
(4) Investment income used to calculate the ratio excludes capital gain dividends.

CONSOLIDATED FINANCIAL STATEMENTS

The Union Central Life Insurance Company and subsidiaries

Years ended December 31, 2001 and 2000 with Report of Independent
Auditors

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

             CONSOLIDATED FINANCIAL STATEMENTS



           Years ended December 31, 2001 and 2000




                         CONTENTS


                                                 Page



Report of Independent Auditors                      1

Consolidated Balance Sheets                         2

Consolidated Statements of Income                   3

Consolidated Statements of Equity                   4

Consolidated Statements of Cash Flows               5

Notes to Consolidated Financial Statements          6

 [letterhead]
[logo]
 Ernst & Young        Ernst & Young LLP       Phone:(513)621-6454
                      1300 Chiquita Center    www.ey.com
                      250 East Fifth Street
                      Cincinnati, Ohio 45202

               Report of Independent Auditors


To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2001, and 2000, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its consolidation policy in 2001 with regard to certain investments.


                                     /s/ Ernst & Young LLP



March 12, 2002

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
(in thousands)


                                                            December 31,
                                                         2001         2000
                                                      ----------   ----------
ASSETS
Investments:
 Fixed maturities available-for-sale at fair value
  (amortized cost: 2001 - $2,759,886
  and 2000 - $2,587,922)                              $2,753,153   $2,530,040
 Other fixed maturities                                   32,120       38,176
 Equity securities available-for-sale at fair value
  (cost: 2001 - $81,576 and 2000 - $73,094)               81,389       72,918
 Other equity securities                                   4,302          341
 Cash and short-term investments                          32,689       (1,334)
 Other invested assets                                    24,961       31,413
 Mortgage loans                                          719,014      710,278
 Real estate                                              32,028       29,630
 Policy loans                                            146,188      147,308
                                                      ----------   ----------
   Total investments                                   3,825,844    3,558,770

Accrued investment income                                 44,146       44,502
Deferred policy acquisition costs                        408,929      423,253
Property, plant and equipment, at cost,
 less accumulated  depreciation
 (2001 - $62,560 and 2000 - $53,497)                      36,781       36,065
Federal income tax recoverable                             6,388          697
Deferred federal income tax asset                          5,516          ---
Other assets                                             159,540      140,810
Separate account assets                                1,631,706    1,784,702
                                                      ----------   ----------
    Total assets                                      $6,118,850   $5,988,799
                                                      ==========   ==========

LIABILITIES AND EQUITY
Policy liabilities:
 Future policy benefits                               $3,511,311   $3,267,207
 Deposit funds                                           111,708       94,649
 Policy and contract claims                               28,812       35,296
 Policyholders' dividends                                 11,279       11,632
                                                      ----------   ----------
   Total policy liabilities                            3,663,110    3,408,784

Deferred revenue                                          78,889       92,384
Other liabilities                                        115,741       79,375
Deferred federal income tax liability                        ---        3,933
Surplus notes payable                                     49,784       49,776
Separate account liabilities                           1,631,706    1,781,713
                                                      ----------   ----------
    Total liabilities                                  5,539,230    5,415,965


EQUITY
Policyholders' equity                                    600,230      599,343
Accumulated other comprehensive loss                     (20,610)     (26,509)
                                                      ----------   ----------
   Total equity                                          579,620      572,834
                                                      ----------   ----------
   Total liabilities and equity                       $6,118,850   $5,988,799
                                                      ==========   ==========


The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF INCOME
                      (in thousands)


                                                             December 31,
                                                          2001         2000
                                                      ----------   ----------
REVENUE
Insurance revenue:
 Traditional insurance premiums                       $  146,835   $  143,348
 Universal life policy charges                            82,719       60,952
 Annuities                                                31,774       46,760
Net investment income                                    255,395      248,974
Net realized losses on investments                       (37,187)     (13,074)
Other                                                      7,578       17,628
                                                      ----------   ----------
    Total revenue                                        487,114      504,588

BENEFITS AND EXPENSES
Benefits                                                 157,293      167,532
Increase (decrease) in reserves
   for future policy benefits                              4,385       (2,339)
Interest expense:
 Universal life                                           66,603       59,224
 Investment products                                      79,487       79,994
Underwriting, acquisition and insurance expense          167,734      158,718
Policyholders' dividends                                  15,426       16,108
                                                      ----------   ----------
    Total benefits and expenses                          490,928      479,237
                                                      ----------   ----------
Income (loss) before federal income tax expense           (3,814)      25,351
Federal income tax expense (benefit)                      (4,701)      10,041
                                                      ----------   ----------


  Net Income                                          $      887   $   15,310
                                                      ==========   ==========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
            CONSOLIDATED STATEMENTS OF EQUITY
                      (in thousands)


                                         Accumulated
                                            Other
                                        Comprehensive  Policyholders'
                                         Income (Loss)    Equity       Total
                                        -------------  ------------- --------
Balance at January 1, 2000                $(61,272)    $584,033    $522,761

Net income                                               15,310      15,310
 Unrealized gains on securities,
  net of tax and reclassification
  adjustment                                29,887                   29,887
 Minimum pension liability
  adjustment                                 4,876                    4,876


Comprehensive income                                                 50,073
                                          --------     --------    --------
Balance at December 31, 2000               (26,509)     599,343     572,834
                                          ========     ========    ========

   Net income                                               887         887
    Unrealized gains on securities,
    net of tax and reclassification
      adjustment                            19,978                   19,978
     Minimum pension liability
      adjustment                           (14,079)                 (14,079)

Comprehensive income                                                  6,786
                                          --------     --------    --------
Balance at December 31, 2001              $(20,610)    $600,230    $579,620
                                          ========     ========    ========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          CONSOLIDATED STATEMENTS OF CASH FLOWS
                     (in thousands)

                                                      Year ended December 31,
                                                         2001         2000
                                                      ----------   ----------
OPERATING ACTIVITIES
Net income                                               $887         $15,310

Adjustments to reconcile net income to net cash
provided by operating activities:
 Interest credited to interest sensitive products      79,487          79,994
 Interest credited to universal life policies          66,603          59,224
 Accrual of discounts on investments, net                 257             482
 Net realized losses on investments                    37,187          13,074
 Depreciation                                           9,376           8,163
 Amortization of deferred policy acquisition costs     54,906          46,925
 Amortization of deferred revenue                     (15,591)        (11,935)
 Policy acquisition cost deferred                     (60,985)        (50,722)
 Revenue deferred                                       2,095           2,841
 Deferred federal income tax benefit                  (10,547)         (4,374)
Change in operating assets and liabilities:
 Accrued investment income                                356          (1,539)
 Policy liabilities                                   (42,295)        (59,256)
 Other liabilities                                     (9,622)         (7,071)
 Other items, net                                      10,400           7,117
                                                      ----------   ----------
 Cash Provided by Operating Activities                122,514          98,233
                                                      ----------   ----------
INVESTING ACTIVITIES
  Costs of investments acquired                       (2,591,661)  (2,339,827)
  Proceeds from sale, maturity or
   repayment of investments                            2,361,345    2,271,058
  Decrease in policy loans                                 1,120        3,395
  Purchases of property and equipment, net               (10,179)     (10,459)
                                                      ----------   ----------
    Cash Used in Investing Activities                   (239,375)     (75,833)
                                                      ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life
  and investment contracts                               780,017      667,015
Withdrawals from universal life
  and investment contracts                              (629,133)    (692,641)
                                                      ----------   ----------
  Cash Provided by (used in) Financing Activities        150,884      (25,626)
                                                      ----------   ----------
Increase (decrease) in cash
 and short term investments                               34,023       (3,226)
                                                      ----------   ----------
Cash and short term investments at beginning of year      (1,334)       1,892
                                                      ----------   ----------
Cash and short term investments at end of year        $   32,689   $   (1,334)
                                                      ==========   ==========
Supplemental disclosure of cash flow information:
 Cash paid during the year for federal income taxes   $   12,735   $   12,890
 Cash paid during the year for interest
  on surplus notes                                    $    4,100   $    4,100

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central or the Company) and the following subsidiaries: Summit Investment Partners, Inc. (formerly Carillon Advisors, Inc), wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company; Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners; PRBA, Inc., wholly-owned, the holding company of a pension administration company; B&B Benefits Administration, Inc., wholly-owned, a pension administration company and Summit Investment Partners, LLC, wholly-owned, a registered investment advisor. The consolidated company will be referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. Union Central also has the following investment affiliate: Summit Mutual Funds, Inc., a registered investment company. (See Note 2 for further detail of the Company's investments in Summit Mutual Funds, Inc.)

In 2001, the Company determined that it was appropriate to consolidate its investments in the Summit Apex High Yield Bond Fund, the Summit Apex Emerging Markets Bond Fund, the Summit Apex TSI Fund, B&B Benefits Administration, Inc., Summit Investment Partners, LLC and PRBA, Inc. due to its sustained level of ownership in these entities. The consolidation of these investments was treated as a change in reporting entity, and as such, the financial statements were restated for all periods presented. As a result of the change in reporting entity, policyholder's equity decreased by $9,316,000 and accumulated other comprehensive loss increased by $7,845,000 as of January 1, 2000. Net income for the years ended December 31, 2001 and 2000 decreased by $4,900,000 and $6,874,000, respectively, as a result of the change in reporting entity. The holdings of the consolidated Summit Apex mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The Company adopted Financial Accounting Standards No. 133 "Accounting for Derivatives and Hedging Activities" (FAS 133) on January 1, 2001. FAS 133 establishes accounting and reporting standards for derivatives, including certain derivatives embedded in other contracts, and for hedging activities. FAS 133 requires that an entity recognize all derivatives in the financial statements at their fair value. The impact of the adoption of FAS 133 to the Company was immaterial.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a separate component of equity. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds, and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

* Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount and less an allowance for possible losses.

* Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

*  Policy loans are reported at unpaid balances.

* Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The Company's carrying value of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a first-in, first-out basis. Declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company purchases call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire quarterly until December 31, 2002. The Company paid initial fees (the option premium) to enter the option contracts. The Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price.
 These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options at a particular point in time. The call options were carried at their fair value of $2,820,000 at December 31, 2001, and were reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets.

The Company enters into one-month swap agreements with Deutsche Bank to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.)
 The notional amount of the swap agreements is set based on the amount of the Company's investments in the Summit mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates. Upon termination of the swap agreements, the return paid or received based on the return of the associated indexes is recorded through surplus as an unrealized gain or loss and the cost basis of the hedged Summit mutual funds is adjusted. The Company records the change in value of its investments in the unconsolidated hedged Summit mutual funds through surplus as an unrealized gain or loss. The interest revenue resulting from the swap agreements is not part of the hedging relationship, and is recorded directly to "Net investment income" in the Consolidated Statements of Income. The swap agreements are designated and have qualified as fair value hedges. During 2001, hedge ineffectiveness amounted to a loss of $293,000, and was recorded in "Net investment income" in the Consolidated Statements of Income.

In 2001 and 2000, the swap agreements offset unrealized losses of $4,188,000 and $6,569,000, respectively, and realized losses of $1,215,000 and $1,229,000, respectively, that the Company incurred in the hedged Summit mutual funds. Interest income based on the notional value of the swap agreements of $1,157,000 and $1,625,000, respectively, was earned in 2001 and 2000.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred.
Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totalled $54,906,000 and $46,925,000 for the years ended December 31, 2001 and 2000, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments increasing deferred policy acquisition costs related to unrealized losses totalled $2,763,000 and $23,167,000 at 2001 and 2000, respectively.

In 2001 and 2000, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased $4,100,000 and $7,900,000 for the years ended 2001 and 2000, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, capital leases for furniture and equipment, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 5 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

Software development costs of $5,021,000 and $5,896,000 were capitalized in 2001 and 2000, respectively. Amortization expense of $2,567,000 and $1,738,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2001 and 2000.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year end.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2001 and 2000.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 7.2% to 8.3% and from 7.8% to 8.3% for the years ended 2001 and 2000, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances. Interest crediting rates ranged from 4.5% to 7.7% and from 4.5% to 7.2% for the years ended 2000 and 2001, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.
 The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totalled $15,591,000 and $11,935,000 for the years ended December 31, 2001 and 2000, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2001 and 2000, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was decreased by $3,511,000 and increased by $3,000,000 for the years ended 2001 and 2000, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 7.5% to 8.3% for the years ended 2001 and 2000.

The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2001 and 2000.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                   Cost or     Gross      Gross
                                  Amortized  Unrealized Unrealized    Fair
                                     Cost      Gains     (Losses)     Value
                                  ----------  --------  ---------   ----------
                                                 (in thousands)
December 31, 2001:
U.S. treasury securities and
  obligations of U.S. government
  corporations and agencies       $   75,720  $    435  $    (604)     $75,551
Corporate securities and other     1,656,466    35,083    (40,216)   1,651,333
Mortgage-backed securities,
  collateralized mortgage
  obligations and other
  structured securities            1,027,700    22,863    (24,294)   1,026,269
                                  ----------  --------  ---------   ----------
  Subtotal                         2,759,886    58,381    (65,114)   2,753,153

Equity securities                     81,576     1,486     (1,673)      81,389
                                  ----------  --------  ---------   ----------
  Total                           $2,841,462  $ 59,867  $ (66,787)  $2,834,542
                                  ==========  ========  =========   ==========
                                   Cost or     Gross      Gross
                                  Amortized  Unrealized Unrealized    Fair
                                     Cost      Gains     (Losses)     Value
                                  ----------  --------  ---------   ----------
                                                 (in thousands)
December 31, 2000
U.S. treasury securities and
  obligations of U.S. government
  corporations and agencies       $  109,012  $  1,426  $     (17)  $  110,421
Corporate securities and other     1,518,148    17,014    (54,660)   1,480,502
Mortgage-backed securities,
  collateralized mortgage
  obligations and other
  structured securities              960,762    11,407    (33,052)     939,117
                                  ----------  --------  ---------   ----------
  Subtotal                         2,587,922    29,847    (87,729)   2,530,040

Equity securities                     73,094       728       (904)      72,918
                                  ----------  --------  ---------   ----------
  Total                           $2,661,016  $ 30,575  $ (88,633)  $2,602,958
                                  ==========  ========  =========   ==========

Fixed maturity available-for-sale securities, at
December 31, 2001, are summarized by stated maturity as follows:

                                              Amortized      Fair
                                                 Cost        Value
                                              ----------   ----------
                                                  (in thousands)
  Due in one year or less                     $   16,766   $   17,033
  Due after one year through five years          295,683      302,438
  Due after five years through ten years         679,311      671,646
  Due after ten years                            445,550      445,794
                                              ----------   ----------
    Subtotal                                   1,437,310    1,436,911

  Mortgage-backed securities                   1,027,934    1,026,529
  Other securities with
    multiple repayment dates                     294,642      289,713
                                              ----------   ----------
    Total                                     $2,759,886   $2,753,153
                                              ==========   ==========

                             12

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Significant components of the unrealized gain (loss) on available-for-sale securities included in "Accumulated other comprehensive loss" in the accompanying Consolidated Balance
Sheets are as follows:

                                              Year Ended December 31,
                                                 2001         2000
                                              ----------   ----------
                                                  (in thousands)
  Gross unrealized loss on available-
    for-sale securities                       $   (6,920)  $  (58,058)
  Amortization of deferred policy
    acquisition costs                              2,763       23,167
  Deferred tax asset                               1,455       12,211
                                              ----------   ----------
  Net unrealized loss on available-
    for-sale securities                       $   (2,702)  $  (22,680)
                                              ==========   ==========

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

At December 31, 2001 and 2000, the Company held unrated or less-than-investment grade (investment grade is defined as "Baa3" and higher on Moody's ratings and "BBB" and higher on Standard and Poor's bond ratings) corporate bonds of $166,528,000 and $155,973,000, respectively. Those holdings amounted to 6.1% and 6.2%, respectively, of the Company's investments in fixed maturities available for sale and 2.7% and 2.6%, respectively, of the Company's total assets. The holdings of less-than-investment grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 2001 the Company held investments in eight mutual funds within Summit Mutual Funds, Inc.'s Apex and Pinnacle series. Mutual funds within the Apex series are offered to institutional and retail clients, while mutual funds within the Pinnacle series are offered exclusively to providers of variable insurance products. The investments within Summit Mutual Funds, Inc. were carried at fair value and included in the Consolidated Balance Sheets, and are detailed below:

                                       December 31, 2001  December 31, 2000
                                           Fair Value         Fair Value
                                           ----------         ----------
                                                  (in thousands)
Summit Mutual Funds, Inc.
 Apex Series:
  Russell 2000 Small Cap Index Fund         $ 11,185           $ 13,977
  Nasdaq-100 Index Fund                        1,796              3,635
  Lehman Aggregate Bond Index Fund             7,580             10,964
  S&P MidCap 400 Index Fund                    2,944                ---
  EAFE International Index Fund               11,931                374
 Pinnacle Series:
  Russell 2000 Small Cap Index Portfolio      13,000             14,723
  Nasdaq-100 Index Portfolio                   4,012              6,001
  S&P MidCap 400 Index Portfolio               2,169              5,201
                                            --------           --------

Total                                       $ 54,617           $ 54,875
                                            --------           --------

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                                              Year Ended December 31,
                                              2001               2000
                                            --------           --------
                                                  (in thousands)
  Proceeds                                  $2,202,181         $2,142,281
  Gross realized gains                          30,993              9,836
  Gross realized losses                         33,403             13,621

                             13

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

A summary of the characteristics of the Company's mortgage portfolio (before deducting valuation reserves of $0 and $732,000 at December 31, 2001 and 2000, respectively) follows:

                                December 31, 2001      December 31, 2000
                              Principal  Percent of  Principal  Percent of
                               Balance    Principal   Balance    Principal
                               -------    ---------   -------    ---------
                                              (in thousands)
Region
New England and Mid-Atlantic   $ 46,755       6.5%    $ 54,502       7.7%
South Atlantic                  117,110      16.3      119,954      16.9
North Central                   141,709      19.7      135,725      19.1
South Central                    76,467      10.6       73,565      10.3
Mountain                        152,357      21.2      137,488      19.3
Pacific                         184,616      25.7      189,776      26.7
                               --------   --------    --------   --------
    Total                      $719,014     100.0%    $711,010     100.0%
                               --------   --------    --------   --------
Property Type
Apartment and residential       $64,481    9.0%  $65,166    9.2%
Warehouses and industrial       157,864    22.0    143,551    20.2
Retail and shopping center      237,031    33.0    244,895    34.4
Office                          194,382    27.0    206,648    29.1
Other                            65,256       9.0       50,750       7.1
                               --------   --------    --------   --------
    Total                      $719,014     100.0%    $711,010     100.0%
                               ========   ========    ========   ========

During 2001 and 2000, respectively, the Company recognized realized gains of $512,000 and $78,000 that were recorded in "Net realized losses on investments" in the Consolidated Statements of Income resulting from sales of mortgage loans to third parties. The realized gains were computed in accordance with Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125) and represented the present value of compensation related to the mortgage loan sales that Union Central will receive over the life of the mortgage loans sold. Also, at December 31, 2001 and 2000, respectively, an interest-only strip asset of $3,209,000 and $3,484,000 was recorded in "Other assets" in the Consolidated Balance Sheets. Amortization expense of $787,000 and $947,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2001 and 2000, respectively.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totalled $18,845,000 at December 31, 2001 and 2000 and accumulated depreciation totalled $6,263,000 and $5,827,000 at December 31, 2001 and 2000, respectively. The book value of foreclosed real estate was $17,144,000 and $16,612,000 at December 31, 2001 and
2000, respectively.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks.
 Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements.
Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible.
 To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation, there are no concentrations of credit risk at December 31, 2001 and 2000. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.
                             14

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance transactions with other insurance companies for the years ended December 31, 2001 and 2000 are summarized as follows:

                                         December 31, 2001
                              Direct    Assumed      (Ceded)        Net
                           -----------  --------  ------------   -----------
                                            (in thousands)
Life insurance in force    $39,625,551  $165,446  $(11,903,285)  $27,887,712
                           ===========  ========  ============   ===========
Premiums and other
 considerations:
  Traditional insurance
   premiums and universal
   life                    $   269,536  $  6,387  $    (46,369)  $   229,554
  Annuity                       31,774       ---           ---        31,774
                           -----------  --------  ------------   -----------
Total                      $   301,310  $  6,387  $    (46,369)  $   261,328
                           ===========  ========  ============   ===========
                                           December 31, 2000
                               Direct    Assumed     (Ceded)         Net
                            -----------  --------  -----------   -----------
                                            (in thousands)
Life insurance in force     $43,424,167  $149,923  $(7,048,875)  $36,525,215
                            ===========  ========  ===========   ===========
Premiums and other
 considerations:
  Traditional insurance
   premiums and universal
   life                     $   230,033  $ 12,358  $   (38,091)  $   204,300
  Annuity                        46,760       ---          ---        46,760
                            -----------  --------  -----------   -----------
Total                       $   276,793  $ 12,358  $   (38,091)  $   251,060
                            ===========  ========  ===========   ===========

Benefits paid or provided were reduced by $3,845,000 and $4,105,000 at December 31, 2001 and 2000, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows :

                                                December 31,
                                              2001        2000
                                            --------    --------
                                               (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs          $143,821    $141,693
 Capitalization of software                    7,141       5,110
 Other                                           374       1,758
                                            --------    --------
   Total deferred tax liabilities            151,336     148,561
                                            --------    --------
Deferred tax assets:
 Policyholders' dividends                      2,312       2,450
 Future policy benefits                       79,332      76,232
 Basis differences on investments             16,850      10,899
 Premium - based DAC adjustment               33,287      29,205
 Retirement plan accruals                     13,987       7,164
 Investment income differences                 5,434       3,505
 Unrealized losses - FAS 115                   1,455      12,211
 Other                                         4,195       2,962
                                            --------    --------
   Total deferred tax assets                 156,852    144,628
                                            --------    --------
   Net deferred tax (assets) liabilities    $ (5,516)   $  3,933
                                            ========    ========

Significant components of the provision for income taxes attributable to continuing operations are as follows:


                             Year ended December 31,
                              2001             2000
                            -------           -------
                                  (in thousands)
  Current                   $ 5,844           $16,822
  Deferred                  (10,545)           (6,781)
                            -------           -------
  Total                     $(4,701)          $10,041
                            =======           =======


Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases
The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses which vary with levels of operating expense. Rental expense under these operating leases totalled $2,753,000 and $2,600,000 in 2001 and 2000, respectively. The Company also leases furniture and equipment under operating leases which expire in 2001. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income totalled $101,000 and $99,000 in 2001 and 2000, respectively.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

At December 31, 2001, the future minimum lease payments for all noncancelable operating leases are as follows:

  Year           Amount
             (in thousands)
  2002           $2,767
  2003            2,128
  2004            1,768
  2005            1,197
  2006            1,017
  After 2006         10
                 ------
  Total          $8,887
                 ======

The Company also has capital leases for office furniture. Lease expense under these leases was $25,000 and $329,000 in 2001 and 2000, respectively.

Other Commitments

At December 31, 2001, the Company had outstanding agreements to fund mortgages totalling $9,615,000 in early 2002. In addition, the Company has committed to invest $22,135,000 in equity-type limited partnerships during the years 2002 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities.
 The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2001 and 2000, the charge to operations related to these assessments was not significant. The estimated liability of $907,000 and $904,000 at December 31, 2001 and 2000, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. As a result of the adoption of the NAIC Accounting Practices and Procedures Manual, the Company reported a change in accounting principle as of January 1, 2001 that decreased surplus by $16,627,000.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Surplus as reflected in the statutory-basis financial statements was as follows:

                            Year ended December 31,
                              2001          2000
                              ----          ----
                              (in thousands)
Capital and surplus         $333,173      $353,873
                            ========      ========

NOTE 7 - EMPLOYEE BENEFITS

The Company has defined benefit plans covering substantially all of its employees. Benefits of the plans are based on years of service and the employee's highest five consecutive years of compensation out of the last ten years. The Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments. The contributions totalled $26,251,000 and $5,922,000 in 2001 and 2000, respectively. The
Company's net periodic pension expense was calculated in accordance with FAS 87 and was $3,196,000 and $6,227,000 for the years ended December 31, 2001 and 2000, respectively. Benefits paid in 2001 and 2000, were $6,578,000 and $5,121,000 respectively. Plan assets are primarily composed of mutual funds and unallocated insurance contracts. At December 31, 2001 and 2000, $90,706,000 and $72,118,000, respectively, was invested in affiliated mutual funds.

A table setting forth the funded status and the pension liability included in the Consolidated Balance Sheets follows:

                                                     2001        2000
                                                   --------    -------
                                                      (in thousands)
Actuarial present value of benefits obligations:
  Accumulated benefit obligation,
   including vested benefits of $97,834 and
   $85,145 for 2001 and 2000, respectively         $100,694    $87,762
                                                   ========    =======
  Projected benefit obligation                     $115,535    $98,843
  Plan assets at fair value                          90,706     76,379
                                                   --------    -------
  Projected benefit obligation higher
    than plan assets                               $ 24,829    $22,464
                                                   ========    =======
Pension liability included in
  "Other liabilities" at end of year               $  9,988    $11,383

Also, ($14,079,000) and $4,876,000 (net of tax) was (charged)
credited directly to policyholders' equity in 2001 and 2000, respectively, as a result of recognizing an additional minimum pension liability adjustment under FAS 87, and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity.

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.

                                              2001      2000
Assumptions used to determine the
status of the plans were:
  Discount rate                               7.50%    7.75%
  Rate of increase in future
     compensation levels                      4.00%    4.00%
  Expected long-term rate of
     return on assets                         8.50%    8.50%

                             18

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company has contributory savings plans for employees meeting certain service requirements which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employee Saving Plan and 40% of the first 6% of participants' contributions for the Agents Savings Plan. The Company's matching contributions to these Plans were $1,796,000 and $1,787,000 for 2001 and 2000, respectively. The value of the Plans' assets were $72,511,000 and $71,926,000 at December 31, 2001 and 2000, respectively. The assets are held in the Company's deposit fund or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 2001 and 2000, $25,981,000 and
$22,675,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - POSTRETIREMENT BENEFITS

The Company provides certain health care and life insurance benefits for its eligible retired employees. Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

Information related to the postretirement benefits follows:

                                          2001       2000
                                         ------     ------
                                           (in thousands)
  Postretirement costs                   $1,109      $ 954
  Cash benefits paid                      1,487      1,220
  Employer contributions                  1,300      1,500
  Participant contributions                 180        166

A summary of the accrued postretirement liability included in "Other liabilities" in the Consolidated Balance Sheet as determined by the Plan's actuaries follows:

                                          2001       2000
                                         ------     ------
                                           (in thousands)
  Postretirement benefit obligation      $19,246     $17,384
  Fair value of plan assets                6,586       6,649
                                         -------     -------
  Unfunded status                         12,660      10,735
  Unrecognized net gain                    3,212       5,328
                                         -------     -------
  Accrued postretirement liability       $15,872     $16,063
                                         -------     -------

Plan assets are primarily composed of mutual funds and common stocks. At December 31, 2001, $1,451,000 was invested in affiliated mutual funds.

The discount rate used in determining the accumulated postretirement benefit obligation was 7.50% and 7.75% at December
31, 2001 and 2000, respectively. The long-term rate of return on assets was 8.50% and 7.75% for 2001 and 2000, respectively.

A one percentage point increase in the health care cost trend rate in each year would not materially impact the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2001.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

   Investment securities: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partner-ship portfolios.

   Mortgage loans: The fair values for commercial mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

   Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs which would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Surplus notes: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                        December 31, 2001       December 31, 2000
                       Carrying     Fair       Carrying     Fair
                        Amount      Value       Amount      Value
                       --------    -------     --------    -------
                                    (in thousands)
Mortgage loans         $719,014    $734,053    $711,010    $732,755
                       ========    ========    ========    ========

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                               December 31, 2001       December 31, 2000
                              Carrying     Fair       Carrying     Fair
                               Amount      Value       Amount      Value
                              --------    -------     --------    -------
                                             (in thousands)
Direct access                 $ 56,961    $ 56,961    $45,567     $45,567
Traditional annuities           33,544      36,680     27,618      27,483
Supplementary contracts         10,976      11,077     11,890      11,902
GPA not involving life           1,117       1,199      1,433       1,495
Individual annuity dividends        58          58         28          28
  Traditional life dividends     6,080       6,080      5,559       5,559
  Group life dividends             351         351        185         185
                              --------    --------    -------     -------
  Total                       $109,087    $112,406    $92,280     $92,219
                              ========    ========    =======     =======

The carrying amounts and fair values of the Company's liability for surplus notes is as follows:

                                December 31, 2001      December 31, 2000
                               Carrying     Fair      Carrying     Fair
                                Amount      Value      Amount      Value
                                            (in thousands)
Surplus notes                  $49,784     $49,789    $49,776     $48,153
                              ========    ========    =======     =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.


NOTE 10 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                       December 31,
                                     2001        2000
                                   --------    --------
                                     (in thousands)
  Balance as of January 1          $148,448    $135,382
  Incurred related to:
    Current year                     85,686      99,866
    Prior years                       9,327      (8,305)
                                   --------    --------
  Total incurred                     95,013      91,561
                                   --------    --------
  Paid related to :
    Current year                     49,489      45,210
    Prior years                      41,176      33,285
                                   --------    --------
  Total paid                         90,665      78,495
                                   --------    --------
  Balance as of December 31        $152,796    $148,448
                                   ========    ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased (decreased) by $9,327,000 and ($8,305,000) in 2001 and 2000, respectively, due to lower than expected rates of claim terminations in 2001 and higher than expected rates of claim terminations in 2000. Included in the above balances are reinsurance recoverables of $1,525,000 and $1,473,000 at 2001 and 2000, respectively.

NOTE 11 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1. Interest expense of $4,100,000 was incurred in 2001 and 2000, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totalled $639,000 and $665,000 as of December 31, 2001 and 2000, respectively. Issuance cost of $26,000 was amortized in 2001 and 2000, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2001 and 2000 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $215,000 and $224,000 was deducted from the balance of the Notes as of December 31, 2001 and 2000, respectively.

NOTE 12 -  COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments.
 FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.


                                            Year Ended December 31, 2001
                                        Before-Tax       Tax        Net-of-Tax
                                           Amount  Expense/(Benefit)  Amount
                                           ------  -----------------  ------
                                                   (in thousands)
Unrealized gains on securities:

  Unrealized gains arising during 2001     $13,108     $ 4,588      $ 8,520

  Less:  reclassification adjustments
    for losses realized in net income       17,627       6,169       11,458
                                           -------     -------      -------
  Net unrealized gains                      30,735      10,757       19,978
                                           -------     -------      -------
Minimum pension liability adjustment       (21,660)     (7,581)     (14,079)
                                           -------     -------      -------
Other comprehensive income                 $ 9,075     $ 3,176      $ 5,899
                                           =======     =======      =======

                                            Year Ended December 31, 2000
                                        Before-Tax       Tax        Net-of-Tax
                                           Amount  Expense/(Benefit)  Amount
                                           ------  -----------------  ------
                                                   (in thousands)
Unrealized gains on securities:
  Unrealized gains arising during 2000     $34,648     $12,127      $22,521

  Less:  reclassification adjustments
    for losses realized in net income       11,331       3,965        7,366
                                           -------     -------      -------
  Net unrealized gains                      45,979      16,092       29,887
                                           -------     -------      -------
Minimum pension liability adjustment         7,502       2,626        4,876
                                           -------     -------      -------
Other comprehensive income                 $53,481     $18,718      $34,763
                                           =======     =======      =======

NOTE 13 -  IMPACT OF SEPTEMBER 11

Based on a comprehensive review of the Company's operations, the events of September 11, 2001 had no material financial impact on the earnings and financial position of the Company.

                 PART II - OTHER INFORMATION

                 UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange
Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                   RULE 484 UNDERTAKING

     Reference is made to the Amended Articles of Incorporation and Code of Regulations of The Union Central Life Insurance Company (the "Code of Regulations"), filed as an exhibit to this Registration Statement. Specifically, Article VII of the Code of Regulations provides that Depositor shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Depositor and whom it may indemnify pursuant thereto. The Depositor may, within the sole discretion of its Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto.

Section 1701.13 of the Ohio General Corporation Law provides as follows:

     (E)(1)  A corporation may indemnify or agree to
     indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, member, manager, or agent of another corporation, domestic or foreign, nonprofit or for profit, a limited liability company, or a partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to made a party, to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, member, manager, or agent of another corporation, domestic or foreign, nonprofit or for profit, a limited liability company, or a partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

       (a) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that, the court of common pleas or the court in which such action or suit was brought determines, upon application, that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

       (b) Any action or suit in which the only liability asserted against a director is pursuant to section
       1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, member, manager, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in division (E)(1) or
     (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

     (4) Any indemnification under division (E)(1) or (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case, upon a determination that indemnification of the director, trustee, officer, employee, member, manager, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in division (E)(1) or (2) of this section. Such determination shall be made as follows:

       (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with the action, suit, or proceeding referred to in division
       (E)(1) or (2) of this section;

       (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation or any person to be indemnified within the past five years;

       (c)  By the shareholders;

       (d) By the court of common pleas or the court in which the action, suit, or proceeding referred to in division (E)(1) or (2) of this section was brought.

       Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and, within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

       (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit, or proceeding referred to in division (E)(1) or (2) of this section, the articles or the regulations of a corporation state, by specific reference to this division, that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in division (E)(1)
       or (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding, upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

          (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

          (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

        (b) Expenses, including attorney's fees, incurred by a director, trustee, officer, employee, member, manager, or agent in defending any action, suit, or proceeding referred to in division (E)(1) or (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding, as authorized by the directors in the specific case, upon the receipt of an undertaking by or on behalf of the director, trustee, officer, employee, member, manager, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles, the regulations, any agreement, a vote of shareholders or disinterested directors, or otherwise, both as to action in their official capacities and as to action in another capacity while holding their offices or positions, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, member, manager or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including, but not limited to, trust funds, letters of credit, or self-insurance, on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, employee, member, manager, or agent of another corporation, domestic or foreign, nonprofit or for profit, a limited liability company, or a partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to division (E)(1) or (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to division (E)(5), (6), or (7).

     (9) As used in division (E) of this section, "corporation" includes all constituent entities in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, trustee, member, manager, or agent of such a constituent entity, or is or was serving at the request of such constituent entity as a director, trustee, officer, employee, member, manager, or agent of another corporation, domestic or foreign, nonprofit or for profit, a limited liability company, or a partnership, joint venture, trust, or other enter-prise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          REPRESENTATIONS PURSUANT TO SECTION 26(f)

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

             CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

The facing sheet.

The prospectus consisting of 138 pages.

The Undertaking to File Reports.

The Rule 484 Undertaking.

The signatures.

Written consents of the following persons:

     Sutherland Asbill & Brennan LLP
     Ernst & Young LLP

The following exhibits:

1.A.(1)     Resolutions Establishing Carillon Life Account *

    (2)     None

    (3)(a)  Underwriting Agreement***

       (b)  Form of Selling Agreement**

       (c)  Sales Representatives Agent Agreement
            (Including Compensation Schedule)***

    (4)     None

    (5)(a)  Specimen of Policy**

       (b)  Riders and Endorsements
            Term Insurance Rider for Other Insured Persons*
            Schedule Increase Option Rider for the Insured*
            Cost of Living Rider for the Insured*
            Guaranteed Insurability Option Rider*
            Accidental Death Benefit Rider*
            Children's Insurance Rider*
            Total Disability Benefit Rider*
            Guaranteed Death Benefit Rider
                (No-lapse Rider in Maryland)*
            Insurance Exchange Rider**
            Maturity Extension Endorsement#
            Accounting Benefit Rider#
            Annual Renewable Term Rider#
            Monthly Deduction Endorsement#

    (6)     Amended Articles of Incorporation and Code of
            Regulations of The Union Central Life Insurance
            Company *

    (7)     None

    (8)     None

    (9)(a)  Participation Agreement - Scudder Variable
            Series I (formerly Scudder Variable Life
            Investment Fund)*

       (b)  Participation Agreement - American Century
            Variable Portfolios, Inc. (formerly known as
            TCI Portfolios, Inc.)*

       (c)  Participation Agreement - MFS Variable
            Insurance Trust*

       (d)  Participation Agreement - AIM Variable
            Insurance Funds, Inc.#

       (e)  Participation Agreement - Franklin Templeton
            Variable Insurance Products Trust#

    10)     Form of Application for Policy *

2.          See Exhibit 3.(i)

3.(i)       Opinion and Consent of Theresa M. Brunsman, Esq.,
            As to the Legality of the Securities Being
            Registered#

4.          None

5.          Inapplicable

6.          Consent of Sutherland Asbill & Brennan LLP

7.          Powers of Attorney
                 Philip G. Barach**
                 William A. Friedlander*
                 William G. Kagler*
                 Lawrence A. Leser*
                 Francis V. Mastrianna, Ph.D.*
                 Mary D. Nelson, FSA*
                 Thomas E. Petry*
                 Myrtis H. Powell, Ph.D.****
                 Dudley S. Taft*
                 John M. Tew, Jr., M.D.*

8.          Notice of Withdrawal Right for Policies**

9.          Consent of Ernst & Young LLP

10. Memorandum describing Certain Procedures, filed pursuant to Rule 6e-3(T)(b)(12)(iii)**

* Incorporated by reference to the Registrant's initial registration statement on Form S-6 of its related individual variable life insurance policy (File No. 33-94858), filed July
21, 1995

**   Incorporated by reference to the Registrant's Pre-Effective
Amendment No. 1 (filed November 30, 1995) on Form S-6 of its related individual variable life insurance policy (File No. 33-
94858)

***  Incorporated by reference to the Registrant's Post-Effective
Amendment No. 1 (filed April 30, 1996) on Form S-6 of its related individual variable life insurance policy (File No. 33-94858)

**** Incorporated by reference to the Registrant's Post-Effective
Amendment No. 2 (filed April 30, 1997) on Form S-6 of its related individual variable life insurance policy (File No. 33-94858)

#    Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's initial registration statement on Form S-6
(File No. 333-36220), filed July 27, 2000.

                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and the State of Ohio, on the 26th day of April, 2002.

                                    CARILLON LIFE ACCOUNT
                                         (Registrant)

                         THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)                                   (Depositor)

ATTEST: /s/ John F. Labmeier       By: /s/ John H. Jacobs
                                           John H. Jacobs
                                           President and
                                      Chief Executive Officer
                         The Union Central Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature               Title                         Date
---------               -----                         ----
/s/John H. Jacobs       President and                 04/26/2002
John H. Jacobs          Chief Executive Officer
                        (Principal Executive Officer)

/s/Stephen R. Hatcher   Executive Vice President      04/26/2002
Stephen R. Hatcher      and Chief Financial Officer
                        (Principal Financial and
                        Accounting Officer)


Signature                             Title         Date
---------                             -----         ----
*/s/ William A. Friedlander           Director      04/26/2002
William A. Friedlander

*/s/ William G. Kagler                Director      04/26/2002
William G. Kagler

*/s/ Lawrence A. Leser                Director      04/26/2002
Lawrence A. Leser

*/s/Francis V. Mastrianna, Ph.D.      Director      04/26/2002
Francis V. Mastrianna, Ph.D.

*/s/ Mary D. Nelson, FSA              Director      04/26/2002
Mary D. Nelson, FSA

*/s/ Thomas E. Petry                  Director      04/26/2002
Thomas E. Petry

*/s/ Myrtis H. Powell, Ph.D.          Director      04/26/2002
Myrtis H. Powell, Ph.D.

*/s/ Dudley S. Taft                   Director      04/26/2002
Dudley S. Taft

*/s/ John M. Tew, Jr., M.D.           Director      04/26/2002
John M. Tew, Jr., M.D.



*/ By John F. Labmeier, pursuant to Power of Attorney previously filed.